Filed with the Securities and Exchange Commission on August 15, 2014

1933 Act Registration File No. 333-181202
1940 Act File No. 811-22708

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	21	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	23	[	X	]

(Check appropriate box or boxes.)

BROWN ADVISORY FUNDS
(Exact Name of Registrant as Specified in Charter)

901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (410) 537-5400

David M. Churchill, President and Principal Executive Officer
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(Name and Address of Agent for Service)

Copy to:
Patrick W.D. Turley, Esq.
Dechert LLP
1900 K Street, NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[	X	]	on October 31, 2014 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion—Dated August 15, 2014

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus October 31, 2014

BROWN ADVISORY TOTAL RETURN FUND Institutional Shares (BXXXX) Investor Shares (BXXXX) Advisor Shares (BXXXX)	BROWN ADVISORY STRATEGIC BOND FUND (formerly, Brown Advisory Tactical Bond Fund) Institutional Shares (Not Available for Sale) Investor Shares (Not Available for Sale) Advisor Shares (BATBX)

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary Section
This important section summarizes the Funds’ objectives, strategies, fees, risks, past performance, portfolio turnover, portfolio manager, your account and other information.

Additional Information About the Fund's Principal Investment Strategies
This section provides details about the Funds’ investment strategies.

Table of Investment Terms

Principal Investment Risks
This section provides details about the Funds’ principal investment risks.

Management
Review this section for information about Brown Advisory, LLC (the “Adviser”), and the people who manage the Funds.

Choosing a Share Class
This section explains the differences between each class of shares and the applicable fees and sales charges.

Your Account
This section explains how shares are valued and how you can purchase and sell Fund Shares.

Distributions and Taxes
This section provides details about dividends, distributions and taxes.

Financial Highlights
Review this section for details on selected financial statements of the Fund.
Summary Section	3
Brown Advisory Total Return Fund	3
Brown Advisory Strategic Bond Fund (formerly, Brown Advisory Tactical Bond Fund)	8

Additional Information about the Funds’ Principal Investment Strategies	14
Brown Advisory Total Return Fund	14
Brown Advisory Strategic Bond Fund	16

Table of Investment Terms	18

Principal Risks	20

Management	26
The Adviser	26
Portfolio Manager	27
Other Service Providers	27
Fund Expenses	27

Choosing a Share Class	29
Class Comparison	29
Rule 12b-1 Distribution Fees	30
Shareholder Service Fees	30
Additional Payments to Dealers	31

Your Account	32
How to Contact the Funds	32
General Information	32
How to Buy Shares	35
How to Sell Shares	39
Exchange Privileges	42
Account and Transaction Policies	43

Distributions and Taxes	48
Distributions	48
Taxes	48

Financial Highlights	50

Table of Contents - Brown Advisory Total Return Fund Prospectus
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Summary Section – Brown Advisory Total Return Fund

Brown Advisory Total Return Fund

Institutional Shares ([XXXXX])
Investor Shares ([XXXXX])
Advisor Shares ([XXXXX])

Investment Objective

The Brown Advisory Total Return Fund (the “Fund”) seeks to provide a high level of current income consistent with preservation of principal.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.05%	0.05%
Other Expenses(1)	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.51%	0.56%	0.81%
Fee Waiver and/or Expense Reimbursement	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver(3)	[ ]%	[ ]%	[ ]%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.  The Acquired Fund Fees and Expenses are estimated for the current fiscal year.

(3)
The Adviser has contractually agreed to waive all or any portion of the management fee that would otherwise be paid by the Fund to the Adviser in an amount equal to the separate management fee indirectly paid by the Fund to the Brown Advisory Mortgage Securities Fund, another fund managed and advised by the Adviser that may be invested in by the Fund.  The contractual waiver may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser.  The contractual waiver may not be terminated by the Adviser without the consent of the Board of Trustees.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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Summary Section – Brown Advisory Total Return Fund

	1 Year	3 Years
Institutional Shares	$	$
Investor Shares	$	$
Advisor Shares	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  Because the Fund commenced operations on October 31, 2014, there is no annual portfolio turnover information included.

Principal Investment Strategies

Under normal conditions, Brown Advisory, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S Government securities, corporate fixed income securities (including junk bonds), mortgage-backed and asset-backed securities.  The fixed income securities in which the Fund may invest may also include municipal securities issued by states, U.S. territories, and possessions, general obligation securities and revenue securities.  The foregoing may include municipal lease obligations and insured municipal securities.  The Fund may also invest in other investment companies that invest in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% investment policy.

The Fund invests in fixed income securities that primarily have a maturity that is between 0 and 30 years and are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Adviser.  Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 5 and 9 years and an average duration of 3 to 7 years.  Duration is a measurement of interest rate sensitivity.

The Fund may invest up to 20% of its assets in high-yield securities.  The Fund may also utilize derivatives including futures, interest rate swaps and credit default swaps.  These positions will be used to manage interest rate risk or to create synthetic exposure to particular credits.  The Fund may invest in securities denominated in non-U.S. currencies.  The Fund may also invest in bank loans.

The Adviser may sell an investment or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The investment subsequently fails to meet the investment criteria;
•	Changing credit profile and/or conditions result in an unacceptable risk condition;
•	A more attractive investment is found; or
•	The Adviser believes that the investment has reached its appreciation potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

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Summary Section – Brown Advisory Total Return Fund

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Credit Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Securities rated below investment grade (“junk bonds”) are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk.  The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.  Additionally, any derivatives held by the Fund will have counterparty associated risks.  The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract.  In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

•	Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

•
Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Liquidity Risk.  Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like.  As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

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Summary Section – Brown Advisory Total Return Fund

•
Mortgage- and Asset-Backed Securities Risk.  The Fund may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  In a period of rising interest rates, these securities may exhibit additional volatility.

•	Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Prepayment/Extension Risk.  Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

•
Rating Agencies Risk.  Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant.  A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.  The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

•
U.S. Government Securities Risk.  Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

•
Valuation Risk.  The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information

Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

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Summary Section – Brown Advisory Total Return Fund

Management

Investment Adviser	Portfolio Manager
Brown Advisory, LLC	Thomas D.D. Graff, CFA has managed the Fund since its inception.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$5,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Summary Section – Brown Advisory Strategic Bond Fund

Brown Advisory Strategic Bond Fund  (formerly, Brown Advisory Tactical Bond Fund)

Institutional Shares (Not Available for Sale)
Investor Shares (Not Available for Sale)
Advisor Shares (BXXXX)

Investment Objective

The Brown Advisory Strategic Bond Fund (the “Fund”) Fund seeks to achieve capital appreciation and income with a low correlation to interest rate movements.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses	0.33%	0.33%	0.33%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.94%	1.09%	1.34%

(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$	$	$	$
Investor Shares	$	$	$	$
Advisor Shares	$	$	$	$

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Summary Section – Brown Advisory Strategic Bond Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was [           ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities. Brown Advisory, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in tax-exempt municipal bonds, corporate bonds (including junk bonds), U.S. Treasury bonds, Treasury Inflation Protected Securities (TIPS), non-U.S. dollar bonds, mortgage-backed securities, asset-backed securities, derivatives (including credit default swaps, other swaps, futures and options), bank loans, collateralized loan obligations, and cash equivalents.  Allocations to these investments will be made tactically; meaning that the fund will hold such investments only as long as the Adviser believes the relative value is attractive, which at times may be a matter of days or weeks, as opposed to holding investments for years at a time.

The Adviser’s strategy may result in the Fund holding relatively concentrated positions in certain investments and will result in a relatively high degree of portfolio turnover.  The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.  The Fund may invest in securities of any maturity and/or credit quality rating. The Fund has no limit in its investment in high-yield securities.  The Fund may utilize derivatives, mutual funds, or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities.

The Adviser may sell an investment or reduce its position if:

•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The investment subsequently fails to meet the investment criteria;
•	Changing credit profile and/or conditions result in an unacceptable risk condition;
•	A more attractive investment is found; or
•	The Adviser believes that the investment has reached its appreciated potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Credit Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

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Summary Section – Brown Advisory Strategic Bond Fund

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Securities rated below investment grade (“junk bonds”) are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk.  The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.  Additionally, any derivatives held by the Fund will have counterparty associated risks.  The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract.  In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•	Foreign Investing Risk.

•	Inflation-Indexed Securities Risk. The risk that the Consumer Price Index moves in a manner that is adverse to the Fund’s positions in Treasury Inflation Protected Securities.

•	Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

•
Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Modeled Trading Strategies Risk.  The Adviser will make use of trading models to make tactical decisions of when to buy or sell securities.  These models could fail to produce correct trading signals and thus adversely impact the Fund’s return.

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Summary Section – Brown Advisory Strategic Bond Fund

•	Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.

•
Non-Diversification Risk.  Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

•
Non-Investment Grade (Junk Bond) Securities Risk.  Below investment grade debt securities (also known as “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness.  The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

•
Portfolio Turnover Risk.  The Adviser’s tactical investment process is expected to result in a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

•
Rating Agencies Risk.  Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant.  A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.  The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

•
U.S. Government Securities Risk.  Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

•
Valuation Risk.  The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

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Summary Section – Brown Advisory Strategic Bond Fund

Performance Information

The following performance information provides some indication of the risks of investing in the Fund.  The chart shows the Fund’s performance of Advisor Shares.  The table shows how the average annual returns of Advisor Shares for one year and since inception compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Tactical Bond Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund.  The Predecessor Fund was advised by the Adviser and had the same investment objective and strategies as the Fund prior to October 31, 2014.  Effective October 31, 2014, certain changes to the Fund’s principal investment strategies were implemented and the name of the Fund was changed.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Strategic Bond Fund – Advisor Shares
Calendar Year Total Return

The Fund’s calendar year-to-date total return as of September 30, 2014 was [    ]%.  During the period shown in the chart, the highest quarterly return was [     ]% for the quarter ended [                       ] and the lowest quarterly return was [     ]% for the quarter ended [                       ].

Brown Advisory Strategic Bond Fund
Average Annual Total Returns

For the periods ended December 31, 2013	1 Year	Since Inception (9/30/11)
Advisor Shares
– Return Before Taxes	-0.34%	-0.08%
– Return After Taxes on Distributions	[ ]%	[ ]%
– Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Barclays Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	-1.02%	1.51%

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Summary Section – Brown Advisory Strategic Bond Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Advisor Shares only.  After-tax returns for Investor Shares and Institutional Shares would vary.

Management

Investment Adviser	Portfolio Managers
Brown Advisory, LLC	Thomas D.D. Graff, CFA has been a manager of the Fund since its inception in 2011 and Robert H. Snyder has been a manager of the Fund since October 2014.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$5,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Total Return Fund

Principal Investment Strategies

The Fund seeks to provide a high level of current income consistent with preservation of principal.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S. Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities (“80% Policy”).  The fixed income securities in which the Fund may invest may also include municipal securities issued by states, U.S. territories, and possessions, general obligation securities and revenue securities.  The foregoing may include municipal lease obligations and insured municipal securities.  The Fund may also invest in other investment companies that invest in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% Policy.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

Portfolio Maturity.  The Fund invests in fixed income securities that primarily have a maturity that is between 0 and 30 years.  Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 5 and 9 years (“Maturity Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes the limitations associated with its Maturity Policy.  The stated average maturity of the Fund may be different from the weighted average maturity due to several factors including prepayment patterns as well as call and put features of the fixed income securities held by the Fund.

The Fund also expects to have an average duration of 3 to 7 years.  Duration is a measurement of interest rate sensitivity. For example, if interest rates increase by 1%, under the Fund’s duration policy, the value of the Fund may decrease between 3% to 7%.

Portfolio Securities Credit Ratings.  The Fund may invest an unlimited amount in fixed income securities, if at the time of its purchase, the fixed income securities are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is unrated and deemed to be of comparable quality by the Adviser.  The Fund may invest up to 20% of its assets in high-yield securities.

The Adviser’s Process — Purchasing Portfolio Securities.  For macro-level portfolio decisions, such as interest rate risk (duration) and maturity structure (yield curve positioning), the Adviser seeks positions that have a favorable upside/downside balance in various economic scenarios.  The Adviser avoids investing based on specific forecasts, rather, it analyzes a wide variety of potential macro outcomes. The Adviser aims to have the Fund’s portfolio perform especially well in certain scenarios but still perform reasonably well in alternative scenarios.

Credit positions are selected through a fundamental, bottom-up process.  In particular, the Adviser seeks fixed income securities that it believes to be fundamentally undervalued and/or where the issuer’s credit profile is improving.  This may allow the portfolio to not only experience an attractive level of income generation but may also realize capital gains as the trading price of the security improves.

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Additional Information about the Funds’ Principal Investment Strategies

The Adviser’s Process — Selling Portfolio Securities.  The Adviser may sell a fixed income security or reduce its position if:

•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;

•	The security subsequently fails to meet the investment criteria;

•	Changing credit profile and/or conditions result in an unacceptable risk condition;

•	A more attractive security is found or funds are needed for another purpose; or

•	The Adviser believes that the security has reached its appreciation potential.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Seek income

•	Seek capital preservation

•	Are pursuing a long-term investment goal

•	Are willing to accept the risks of investing in fixed income securities.

The Fund may not be appropriate for you if you:

•	Are pursuing a short-term investment goal or are investing emergency reserves

•	Are seeking capital appreciation

•	Cannot tolerate fluctuation in the value of your investments.

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Summary Section – Brown Advisory Strategic Bond Fund

Brown Advisory Strategic Bond Fund

Principal Investment Strategies

Under normal conditions, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities. The Adviser seeks to achieve the Fund’s investment objective by investing in tax-exempt municipal bonds, corporate bonds (including junk bonds), U.S. Treasury bonds, Treasury Inflation Protected Securities (TIPS), mortgage-backed securities, asset-backed securities, derivatives (including credit default swaps, other swaps, futures and options), bank loans, collateralized loan obligations, and cash equivalents.  Allocations to these investments will be made tactically; meaning that the fund will hold such investments only as long as the Adviser believes the relative value is attractive, which at times may be a matter of days or weeks, as opposed to holding investments for years at a time.

The Adviser’s strategy may result in the Fund holding relatively concentrated positions in certain investments and will result in a relatively high degree of portfolio turnover.  The Fund is non-diversified.  The Fund may invest in securities of any maturity and/or credit quality rating.  The Fund has no limit in its investment in high-yield securities.  The Fund may utilize derivatives, mutual funds, or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities.

The Adviser may sell an investment or reduce its position if:

•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The investment subsequently fails to meet the investment criteria;
•	Changing credit profile and/or conditions result in an unacceptable risk condition;
•	A more attractive investment is found; or
•	The Adviser believes that the investment has reached its appreciated potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Cash Holdings and Temporary Defensive Positions. Although the Fund will normally hold a portfolio of fixed-income securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents, including, but not limited to: U.S. Government securities; money-market funds; and other high quality money market instruments.  Cash and cash reserves may also include foreign securities, including but not limited to, short-term obligations of foreign governments or other high quality foreign money-market instruments.  To the extent the Fund invests in short-term high-quality debt obligations of foreign governments and other non-U.S. issuers, the securities of such foreign governments and other non-U.S. issuers will generally have a maturity of one year or less and a credit rating of “A” or better by S&P or a similar rating by another NRSRO.

The Adviser believes that a certain amount of liquidity in the Fund’s portfolio is desirable both to meet operating requirements and to take advantage of new investment opportunities.  Under adverse market conditions, when the Fund is unable to find sufficient investments meeting its criteria, cash and cash reserves may comprise a significant percentage of the Fund’s total assets.  When the Fund holds a significant portion of assets in cash and cash reserves, it may not meet its investment objective.  To the extent that the Fund invests in ETFs or uses a money market mutual fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market mutual fund’s management fees and operational expenses.

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Summary Section – Brown Advisory Strategic Bond Fund

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are seeking capital appreciation;
•	Are pursuing a long-term investment goal; or
•	Are seeking alternatives to typical long-only fixed income investments.

The Fund may not be appropriate for you if you:

•	Are pursuing a short-term investment goal or are investing emergency reserves;
•	Are seeking income generation;
•	Cannot tolerate fluctuation in the value of your investments; or
•	Cannot tolerate high turnover investments.

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Table of Investment Terms

Table of Investment Terms

Set forth below are terms specific to certain of the Funds’ principal investments.  These terms are further explained on the following pages.

	Brown Advisory Total Return Fund	Brown Advisory Strategic Bond Fund
ETFs(1)		✓
Debt/Fixed Income Securities(2)	✓	✓
Bond(3)	✓	✓
Investment Grade Security(4)	✓	✓
Municipal Security(5)	✓	✓
NRSRO(6)	✓	✓
U.S. Government Security(7)	✓	✓
Note(8)	✓	✓
Maturity(9)	✓	✓
Mortgage-Backed Security(10)	✓	✓
Asset-Backed Security(11)	✓	✓
Yield Curve(12)	✓	✓
Stated Average Maturity(13)	✓	✓
Weighted Average Maturity(14)	✓	✓
Derivatives(15)		✓
Duration(16)	✓	✓

(1)	ETFs are types of mutual funds that trade like stocks on an exchange. ETFs are usually constructed to track an index, a commodity, or a basket of assets like an index fund.

(2)
Debt/Fixed Income Securities means a security, such as a bond or note, that obligates the issuer to pay the security owner a specific sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

(3)	Bond means a fixed income security with a long-term maturity, usually 5 years or longer.

(4)
Investment Grade Security means a fixed income security rated in one of the four highest long-term or two short-term ratings categories by an NRSRO or unrated and determined to be of comparable quality by the Fund’s Adviser at the time of purchase.

(5)	Municipal Security means a fixed income security issued by or on behalf of a state, its local governments and public financing authorities, and by U.S. territories and possessions.

(6)	NRSRO means a “nationally recognized statistical rating organization,” such as Standard & Poor’s, that rates fixed income securities by relative credit risk.

(7)	U.S. Government Security means a fixed income security issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Note means a fixed income security with a short-term maturity, usually less than 1 year.

(9)	Maturity means the date on which a fixed income security is (or may be) due and payable.

(10)	Mortgage-Backed Security means a fixed income security representing an interest in a pool of underlying mortgage loans.

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Table of Investment Terms

(11)	Asset-Backed Security means a fixed income security representing an interest in an underlying pool of assets such as automobile loans or credit card receivables.

(12)	Yield Curve means a graph that plots the yield of all fixed income securities of similar quality against the securities’ maturities.

(13)	Stated Average Maturity means the dollar weighted maturity of the portfolio without consideration for potential changes in cash flows of the portfolio’s securities.

(14)
Weighted Average Maturity refers to the dollar weighted average maturity of the portfolio, accounting for potential changes in cash flows of the portfolio’s securities due to prepayments on mortgage backed and asset backed securities, puts and calls, and other foreseen changes to stated cash flows.

(15)
Derivatives are financial contracts, the value of which depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes.  Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, participatory notes and swap agreements (including, but not limited to, credit default swaps).  A Fund typically will use derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk or currency risk.  The Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

(16)
Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates.  For example, the value of a portfolio of fixed income securities with an average duration of two years would generally be expected to decline by approximately 2% if interest rates rose by one percentage point.  “Effective” duration is a measure of a Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates.  The effective duration of a Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the effective duration of a Fund’s investment portfolio will not exceed these limits.

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Principal Risks

An investment in a Fund is subject to one or more of the principal risks identified in the following table.  The identified principal risks are discussed in more detail in the disclosure that immediately follows the table. The risks are presented in alphabetical order, not in order of importance or likelihood of occurrence.

	Brown Advisory Total Return Fund	Brown Advisory Strategic Bond Fund
Credit Risk	✓	✓
Debt/Fixed Income Securities Risk	✓	✓
Derivatives Risk		✓
ETF Risk		✓
Inflation-Indexed Securities Risk		✓
Interest Rate Risk	✓	✓
Investments in Other Investment Companies Risk		✓
Liquidity Risk	✓	✓
Management Risk	✓	✓
Modeled Trading Strategies Risk		✓
Mortgage- and Asset-Backed Securities Risk	✓
Municipal Securities Risk		✓
New Fund Risk	✓
Non-Diversification Risk		✓
Non-Investment Grade Securities Risk		✓
Portfolio Turnover Risk		✓
Prepayment/Extension Risk	✓
Ratings Agency Risk		✓
U.S. Government Securities Risk		✓
Valuation Risk	✓	✓

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in a Fund.  An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  There is no assurance that a Fund will achieve its investment objective, and an investment in a Fund is not by itself a complete or balanced investment program.  The following provides additional information regarding the principal risks that could affect the value of your investment:

Credit Risk
If a Fund invests in fixed income securities, the value of your investment in the Fund may change in response to the credit ratings of that Fund’s portfolio securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.  A Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults.  Investments in fixed income securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks involve credit risk as they are not backed by the full faith and credit of the U.S. Government.

Debt/Fixed Income Securities Risk
The value of your investment in a Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests.  The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates.  The value of your investment in a Fund may change in response to the credit ratings of the Fund’s portfolio of debt securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a debt security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.  A Fund cannot collect interest and principal payments on a debt security if the issuer defaults.  Prepayment and extension risks may occur when interest rates decline and issuers of debt securities experience acceleration in prepayments.  The acceleration can shorten the maturity of the debt security and force the Fund to invest in securities with lower interest rates, reducing the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of the debt security and causing the value of the security to decline.  Distressed debt securities involve greater risk of default or downgrade and are more volatile than investment grade securities.  Distressed debt securities may also be less liquid than higher quality debt securities.

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Principal Risks

Derivatives Risk
Derivatives are financial instruments that have a value which depends upon, or derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies.  Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on a Fund’s performance.  The successful use of derivatives generally depends on the manager’s ability to predict market movements.

A Fund may use derivatives in various ways.  A Fund may use derivatives as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics.  A Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk.  A Fund may use derivatives for leverage.  A Fund may also use derivatives to manage cash.

Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, credit risk and general market risks.  A Fund’s use of derivatives may entail risks greater than, or possibly different from, such risks and other Principal Risks to which the Fund is exposed, as described below.  Certain of the different risks to which a Fund might be exposed due to its use of derivatives include the following:

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

Correlation Risk is the risk that derivative instruments may be mispriced or improperly valued and that changes in the value of the derivatives may not correlate perfectly with the underlying asset or security.

Volatility Risk is the risk that, because a Fund may use some derivates that involve economic leverage, this economic leverage will increase the volatility of the derivative instruments as they may increase or decrease in value more quickly than the underlying currency, security, interest rate or other economic variable.

Credit Derivatives Risk is the risk associated with the use of derivatives, which is a highly specialized activity that involves strategies and risks different from those with ordinary portfolio security transactions.  If the Adviser is incorrect in its forecast of default risks, market spreads or other applicable factors, a Fund’s investment performance would diminish compared with what it would have been if these techniques were not used.  Moreover, even if the Adviser is correct in its forecast, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged.  A Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction.

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Principal Risks

Segregation Risk is the risk associated with any requirement, which may be imposed on a Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives.  Such segregation will not limit a Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

ETF Risk
Investments in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles ) may involve duplication of certain fees and expenses.  By investing in an ETF, a Fund becomes a shareholder of that ETF.  As a result, Fund shareholders indirectly bear their proportionate share of the ETF’s fees and expenses which are paid by the Fund as a shareholder of the ETF.  These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.  If the ETF fails to achieve its investment objective, the Fund’s investment in the ETF may adversely affect the Fund’s performance.  Investing in an ETF subjects the Fund to these risks affecting the ETF, including the possibility that the value of the underlying securities held by the ETF could decrease.  In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their NAV and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Inflation-Indexed Securities Risk
The value of inflation-indexed securities such as TIPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS.  Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond.  However, if a Fund purchases TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation.  If inflation is lower than expected during the period the Fund holds TIPS, the Fund may earn less on the security than on a conventional bond.

Interest Rate Risk
If a Fund invests in fixed income securities, the value of your investment in that Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the securities in which a Fund invests.  The longer the duration of a fixed income security, the more its value typically falls in response to an increase in interest rates.

Investments in Other Investment Companies Risk.  Shareholders of the Funds will indirectly be subject to the fees and expenses of the other investment companies (principally, money market funds) in which a Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

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Principal Risks

Liquidity Risk
Certain fixed income securities held by a Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like.  As a result, a Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that a Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk
Each Fund is actively managed and its performance may reflect the Adviser’s ability to make decisions which are suited to achieving a Fund’s investment objectives.  Due to its active management, a Fund could under perform other mutual funds with similar investment objectives.

Mortgage and Asset-Backed Securities Risk
Mortgage-related securities are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the Fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the Fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

Modeled Trading Strategies Risk
This risk includes risks associated with the use of the Adviser’s model of quantitative inputs which may not accurately predict future market conditions, or the proper time to buy or sell securities.  To the extent the model does not work as intended, the Fund may experience a greater loss or a lower return than if the model had not been used.  The availability of data from the model is an important component of the Adviser’s ability to execute its strategy.

Municipal Securities Risk. Changes in economic, business or political conditions relating to a particular state, or states, or type of projects may have a disproportionate impact on the Fund. Municipalities continue to experience difficulties in the current economic and political environment. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.  Municipal obligations that the Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year’s lease payments, then the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund.  The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company or other financial institution. If a company insuring municipal securities in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.  The Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.

New Fund Risk
There can be no assurance that a newly organized Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  Liquidation can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

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Principal Risks

Non-Diversification Risk
If a Fund is “non-diversified,” its investments are not required to meet certain diversification requirements under Federal law. A “non-diversified” Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Non-Investment Grade Securities Risk
Securities rated below investment grade, i.e., BA or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities.  Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

Portfolio Turnover Risk
Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and taxes.  Increased transaction costs could detract from the Fund’s performance.

Prepayment/Extension Risk
If a Fund invests in fixed income securities, the Fund may be forced to invest in securities with lower yields and thus reducing its income if issuers prepay certain fixed income securities.  A Fund may be exposed to greater prepayment risk because a Fund invests in mortgage-backed and asset-backed securities.  Issuers may decrease prepayments of principal when interest rates increase, extending the average life and duration of a fixed income security and causing the value of the security to decline.  There is a greater risk that a Fund will lose money due to extension risk because a Fund invests in mortgage-backed and asset-backed securities.

Rating Agencies Risk
Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant.  A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.  The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates.  In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

U.S. Government Securities Risk
Although a Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.

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Principal Risks

While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

Valuation Risk
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

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Management

Each Fund is a series of Brown Advisory Funds (the “Trust”).  The business of the Trust and each Fund is managed under the oversight of the Board of Trustees (the “Board”).  The Board meets periodically to review each Fund’s performance, monitor investment activities and practices, and discuss other matters affecting each Fund.  Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Funds’ Statement of Additional Information (“SAI”).

The Adviser

Brown Advisory, LLC.  Each Fund’s Adviser is Brown Advisory, LLC, 901 South Bond Street, Suite 400, Baltimore, Maryland 21231.  The Adviser does business under the name of Brown Advisory.  The Adviser is a wholly-owned subsidiary of Brown Advisory Management, LLC, a Maryland limited liability company.  Brown Advisory Management, LLC is controlled by Brown Advisory Incorporated, a holding company incorporated under the laws of Maryland in 1998.  The Adviser and its affiliates (“Brown”) have provided investment advisory and management services to clients for over 10 years. As of September 30, 2014, Brown had approximately $[   ] billion in assets under management and advisement in both discretionary and non-discretionary accounts.

The Adviser receives an annual advisory fee from each Fund at an annual rate of each Fund’s average annual daily net assets as indicated below.  The currently effective annual advisory fee for each of the Funds is as follows:

	Contractual Advisory Fee	Net Advisory Fee Received for fiscal year ended June 30, 2014
Brown Advisory Total Return Fund*	0.30%	NA
Brown Advisory Strategic Bond Fund	0.60%	[ ]

* The Fund commenced operations on October 31, 2014.

A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement between the Adviser and the Trust on behalf of the Funds is included in the Funds’ semi-annual report to shareholders dated December 31, 2014.

Subject to the general oversight of the Board, the Adviser is directly responsible for making the investment decisions for the Funds.

The Adviser also provides certain business management services to each Fund pursuant to a separate Business Management Agreement.  Pursuant to the Business Management Agreement, the Adviser supervises all aspects of the management and operations of the Funds, which includes monitoring the Funds’ relationships with third-party service providers to the Funds and other related business management services.  For these services, each Fund pays the Adviser a fee of 0.05% of its average daily net assets.

The Trust and Adviser have applied to the Securities and Exchange Commission (“SEC”) for an exemptive order (the “Exemptive Order”) that would permit the Funds and the Adviser, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire sub-advisers for the Funds, change the terms of particular agreements with sub-advisers or continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement (“Manager of Managers Arrangement”).  Within 90 days of retaining a new sub-adviser, shareholders of any affected Fund will receive written notification of the change.

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Management – Other Service Providers/Fund Expenses

Portfolio Manager

Brown Advisory Total Return Fund

Mr. Tom Graff is responsible for day-to-day management of the Fund’s portfolio.

Tom Graff, CFA is a member of the Fixed Income Investment Team at Brown.  He primarily concentrates on the management, trading and analysis of taxable bonds.  Prior to joining Brown in 2010, Mr. Graff was a Managing Director at Cavanaugh Capital Management where he worked since 1999.  In that role, he served as an assistant portfolio manager and was responsible for research, trading of taxable securities, and portfolio analytics.  Mr. Graff obtained the Chartered Financial Analyst designation in 2002.  Mr. Graff is also a freelance writer for TheStreet.com, offering daily insight into fixed income markets.  Mr. Graff received a B.A. from Loyola University Maryland in 1999.

Brown Advisory Strategic Bond Fund

Mr. Tom Graff and Mr. Robert Snyder are jointly responsible for day-to-day management of the Fund’s portfolio.

Tom Graff, CFA – see above for Mr. Graff’s biographical information.

Robert H. Snyder is a Portfolio Manager at Brown Advisory and a member of the Fixed Income Investment Team.  Prior to joining the firm in 2014, he was Principal and member of the risk allocation and credit committees at Kingsland Capital, where his primary focus was portfolio construction and management of high yield assets.  Mr. Snyder’s experience includes both high yield par and distressed credit analysis across multiple industry sectors and security-types.  Mr. Snyder graduated from Cornell University in 1997 with a BA in Economics.

The Funds’ SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares in the Funds they manage.

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) provides certain administration, fund and transfer agency services to each Fund.

Quasar Distributors, LLC (the “Distributor”) serves as each Fund’s Distributor and principal underwriter in connection with the offering of each Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.  The Distributor is an affiliate of the Transfer Agent.

U.S. Bank N.A. serves as custodian to the Funds.  The Transfer Agent, the Distributor and U.S. Bank N.A. are affiliates.

Fund Expenses

In addition to the advisory fees discussed above, each Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses.  (Acquired Fund Fees and Expenses are indirect fees that a Fund incurs from investing in the shares of other investment companies.)  The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to the amounts shown below of each Class’s average daily net assets through October 31, 2016.

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Management – Other Service Providers/Fund Expenses

	Institutional Shares	Investor Shares	Advisor Shares
Brown Advisory Total Return Fund	[ ]%	[ ]%	[ ]%
Brown Advisory Strategic Bond Fund	[ ]%	[ ]%	[ ]%

The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of a Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from a Fund pursuant to this agreement if such reimbursement does not cause a Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

In addition, in connection with the Brown Advisory Total Return Fund’s investments in the Brown Advisory Mortgage Securities Fund, another fund managed and advised by the Adviser that may be invested in by the Adviser, the Adviser has contractually agreed to waive all or any portion of the Brown Advisory Total Return Fund’s advisory management fee that would otherwise be paid by the Fund to the Adviser in an amount equal to the separate advisory management fee indirectly paid by the Brown Advisory Total Return Fund to the Brown Advisory Mortgage Securities Fund.  The contractual waiver may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser.  The contractual waiver may not be terminated by the Adviser without the consent of the Board of Trustees.

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Choosing a Share Class

Class Comparison

The Brown Advisory Total Return Fund and the Brown Advisory Strategic Bond Fund each offer three classes of shares, Institutional Shares, Investor Shares and Advisor Shares.  (Not all of the share classes are currently being offered for sale.)   Each class of shares is designed for specific Investors.

The following is a summary of the differences between the three classes for each of the Funds:

	Institutional Shares	Investor Shares	Advisor Shares
Eligible Shareholder
(i) Investors who meet the investment minimum for Institutional Shares;
(ii) Certain institutions  (financial institutions, corporations, trusts, endowments, foundations, government entities, estates and religious and charitable organizations investing on their own behalf);

(iii) Certain fund of funds;

(iv) Certain pension plans whose sponsors and/or administrators have entered into arrangements with the Funds’ distributor;

(v) Certain investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Funds’ distributor to offer Institutional Shares;

(vi) Current and former trustees of the Funds; and

(vii) Certain other investors that have been approved by the Funds.

Notwithstanding the above, the Funds reserve the right to broaden or limit the eligible shareholders.

(i) Investors who meet the investment minimum for Investor Shares;

(ii) Certain investors investing through omnibus accounts held by financial intermediaries that do not charge transaction fees and have entered into arrangements with the Funds’ distributor to offer Investor Shares.

(i) Investors who meet the investment minimum for Advisor Shares;

(ii) Certain investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Funds’ distributor to offer Advisor Shares; and

(iii) Certain retirement plans whose sponsors and/or administrators have entered into arrangements with the Funds’ distributor.

Initial Sales Charge	None	None	None
Contingent Deferred Sales Charge	None	None	None
Redemption/ Exchange Fee	1.00% if shares are redeemed 14 days or less from purchase	1.00% if shares are redeemed 14 days or less from purchase	1.00% if shares are redeemed 14 days or less from purchase

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Choosing a Share Class

Institutional Shares	Investor Shares	Advisor Shares
Distribution/Service (12b-1) Fees	None	None	0.25% of the class’ average daily net assets for each Fund
Shareholder Service Fees	None	0.05% of the Brown Advisory Total Return Fund’s class’ average daily net assets. 0.15% of the Brown Advisory Strategic Bond Fund’s class’ average daily net assets.	0.05% of the Brown Advisory Total Return Fund’s class’ average daily net assets. 0.15% of the Brown Advisory Strategic Bond Fund’s class’ average daily net assets.
Annual Expenses	Lowest expense ratio because there is no Rule 12b-1 distribution/service fee or shareholder service fees.	Higher fees than Institutional Shares because of shareholder service fees and lower fees than Advisor Shares because no Rule 12b-1 distribution/service fee.	Highest expense ratio because of Rule 12b-1 distribution/service fee and shareholder service fees.
Initial Minimum Investment	$1,000,000	$5,000	$2,000

Rule 12b-1 Distribution Fees

The Trust has adopted a Rule 12b-1 distribution plan under which a Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to the percentage shown below of the average daily net assets of Advisor Shares, as applicable.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser, for any distribution service or activity designed to retain Fund shareholders.

Advisor Shares
Brown Advisory Total Return Fund	0.25%
Brown Advisory Strategic Bond Fund	0.25%

Because the Advisor Shares of each Fund pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Shareholder Service Fees

The Trust has adopted a Shareholder Servicing Plan under which the Brown Advisory Strategic Bond Fund may pay a fee of up to 0.15% for shareholder services provided to the Fund’s Investor Shares and Advisor Shares by financial institutions, including the Adviser.   For the Brown Advisory Total Return Fund, the Trust has adopted a Shareholder Servicing Plan under which the Fund may pay a fee of up to 0.05% for shareholder services provided to the Fund’s Investor Shares and Advisor Shares by financial institutions, including the Adviser. The types of services for which entities may be compensated under the terms of the Shareholder Servicing Plan include various types of shareholder administrative support services such as assisting shareholders with their fund accounts and records, their fund purchase and redemption orders and other similar types of non-distribution related services involving the administrative servicing of shareholder accounts.  These shareholder servicing fees may be increased without shareholder approval.

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Choosing a Share Class

Additional Payments to Dealers

In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Adviser or its affiliates may make additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Funds, which includes broker-dealers.  The Adviser has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares.  Accordingly, the Adviser may, out of its own resources, compensate Brown Advisory Securities, LLC for the sales efforts of Brown Advisory Securities, LLC.  These Additional Payments are made in connection with the sale and distribution of shares of the Funds or for services to a Fund and its shareholders.  These Additional Payments, which may be significant, are paid by the Adviser or its affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.  Such payments by such parties may create an incentive for these financial institutions such as Brown Advisory Securities, LLC to recommend that you purchase Fund shares.

In return for these Additional Payments, the Adviser expects to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments.  Such advantages are expected to include, without limitation, placement of the Funds on a list of mutual funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Funds under the shareholder servicing plans.  In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund’s Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds.  Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Funds’ website www.brownadvisoryfunds.com.

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Your Account

How to Contact the Funds	General Information
Write to us at:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight address:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202-5207

Telephone us at:
(800) 540-6807 (toll free)

Visit our Web site at:
www.brownadvisoryfunds.com

You may purchase shares of a Fund class or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, a Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of a Fund class or sell (redeem) such shares at the NAV of a share of that Fund class next calculated (or minus a redemption/exchange fee in the case of redemptions or exchanges) after the Transfer Agent receives your request in proper form (as described in the section entitled “Your Account – How to Buy Shares” in this prospectus).

When and How NAV is Determined

A Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily. Due to the fact that different expenses are charged to the Institutional Class, Investor Shares and Advisor Class shares of a Fund, the NAV of the three classes of a Fund may vary.  Each Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Purchase Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern Time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern Time will be priced at the next business day’s NAV.  A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures as adopted by the Funds’ Board of Trustees.

Fair Value Pricing. Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Under the procedures adopted by the Board, the Board may delegate fair value determinations to the Adviser or third-party pricing services, subject to the supervision of the Adviser and the Board. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

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Your Account – General Information

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.

Types of Accounts

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).
• Instructions must be signed by all persons required to sign exactly as their names appear on the account

• Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA • The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities
• Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar   document evidencing the identity and existence of the business entity

• Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

Trusts (including corporate pension plans)
• The trust must be established before an account can be opened

• You must supply documentation to substantiate existence of your organization (i.e. Articles of Incorporation/Formation/Organization, Trust Agreements, Partnership Agreement or other official documents).

• Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

Retirement Accounts

You may invest in Fund shares through an IRA account sponsored by the Adviser, including traditional and Roth IRAs.  Each Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

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Your Account – General Information

Minimum Investments

To purchase shares of a Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.  The minimum investment requirements may be waived from time to time.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$5,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

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Your Account – How to Buy Shares

How to Buy Shares

This section explains how you can purchase shares of the Brown Advisory Funds.  If you’re opening a new account, an account application is available online at www.brownadvisoryfunds.com or by calling 800-540-6807.  For Fund shares held through brokerage and other types of accounts, please consult your Financial Intermediary.

Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)	• Mail your completed application (along with other required documents) and a check to: Brown Advisory Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
• Write your account number on your check

• Send your check with (a) a completed investment slip from a prior statement or confirmation or (b) letter of instruction to:

Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Wire
• Submit your completed application (and other required documents). An account will be established for you and you will be contacted with the account number.

• Instruct your financial institution to wire your money using the instructions in the section entitled “Your Account – How to Buy Shares – Purchase By Wire” in this prospectus.

• Call to notify us of your incoming wire

• Instruct your financial institution to wire your money using the instructions in the section entitled “Your Account – How to Buy Shares – Purchase By Wire” in this prospectus.

By Telephone	Not accepted for initial purchases	• If you have telephone purchase privileges on the account, you may purchase additional shares in the amount of $100 or more using the bank account on record by calling 800-540-6807.
By Internet
• Log onto the Funds’ website at www.brownadvisoryfunds.com

• Click on “Open an Account Today”

• Be prepared to have the required information to open your new account.

• Accept the terms of the online account application.

• Complete the online account application.

• The Fund will electronically deduct your purchase proceeds from the financial institution you have identified on your account application.

• Note – you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable measures to verify that the order is genuine.

• Log onto the Funds’ website at www.brownadvisoryfunds.com

• Click on “Shareholder Access”

• Provide your User ID and password.

• Select the Transaction/Purchase menu option.

• Follow the instructions provided.

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Your Account – How to Buy Shares

Buying Shares	Opening an Account	Adding to an Account
By Automatic Investment Plan	Not accepted for initial purchases
• Complete the Automatic Investment Plan section of the application or submit a letter of instruction if your account was opened without this being done.

• Attach a voided check to your application or letter of instruction.

• Mail the completed application or letter and voided check.

• Your purchase will be electronically debited from the bank account on record as directed in your request.

General Notes for Buying Shares

Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, third-party check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier’s checks in amounts less than $10,000, or traveler’s check).  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

•
Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “Brown Advisory Funds.”  A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

•
ACH refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.  A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

•	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries.  You may buy and sell shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”).  Your order will be priced at a Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Funds may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Funds, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Funds’ NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

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Your Account – How to Buy Shares

Purchase by Mail.  Follow the instructions outlined in the table above.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, do not constitute receipt by the Transfer Agent.

Purchase by Wire.  If you are making your first investment in one of the Funds, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-800-540-6807 to advise the Transfer Agent of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: Brown Advisory Funds, [Insert Fund Name and Class]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  The Funds and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Funds at 1-800-540-6807.

Purchase by Telephone.  If your account has been open for at least 15 days, and you did not decline telephone privileges on your account application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1-800-540-6807.  You may not make your initial purchase of a Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern Time, shares will be purchased at the price next calculated.  For security reasons, requests by telephone may be recorded.

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Your Account – How to Buy Shares

Purchase by Internet.  You will automatically receive online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions online, including: buy or sell shares of the Fund; use electronic funds transfer to buy or sell shares of the Fund.

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at www.brownadvisoryfunds.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the associated risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and may also record calls. To help safeguard your account, keep your password confidential and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption.  Certain methods of contacting us (such as by Internet) may be unavailable or delayed during periods of unusual market activity.

You can choose not to register for online privileges. If you have online privileges on your account and want to discontinue them, please contact us for instructions. You may reinstate these privileges at any time in writing.

Automatic Investment Plan.  For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment, you may authorize a Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the account application or call the Transfer Agent at 1-800-540-6807 for additional information.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-800-540-6807 for additional information regarding the Funds’ AIP.

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Your Account – How to Sell Shares

How to Sell Shares

Each Fund processes redemption orders received in good order, promptly.  Under normal circumstances, a Fund class will send redemption proceeds to you within 5 business days.  If a Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

Selling Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The Fund name and class
• The dollar amount or number of shares you want to sell
• How and where to send the redemption proceeds
• Obtain a signature guarantee (if required) (See the section entitled “Signature Guarantee Requirements below”)
• Obtain other documentation (if required)
• Mail us your request and documentation.

By Wire
• Wire redemptions are only available if you did not decline telephone and Internet options on your account application and you provided a voided check
• Call us with your request (unless you declined telephone and Internet options on your account application) (See the section entitled “By Telephone”) or
• Mail us your request (See the section entitled “By Mail”).

By Telephone
• Call us with your request (unless you declined telephone and Internet options on your account application)
• Provide the following information:
• Your account number
• Exact name(s) in which the account is registered
• Additional form of identification
• Redemption proceeds will be:
• Mailed to you or
• Electronically credited to your account at the financial institution identified on your account application.

By Internet
• Log onto the Funds’ website at www.brownadvisoryfunds.com
• Click on “Shareholder Access”
• Provide your User ID and password.
• Select the Transaction/Redemption menu option.
• Follow the instructions provided.
• Note – you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable measures to verify that the order is genuine.

Systematically
• Complete the systematic withdrawal program section of the application
• Attach a voided check to your application
• Mail us your completed application
• Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application or sent by check to your address of record.

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Your Account – How to Sell Shares

General Notes for Selling Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Funds, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of a Fund’s shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern Time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

By Mail.  You may redeem Fund shares by simply sending a written request to the Transfer Agent.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Telephone or Wire Redemption.  You may redeem Fund shares by telephone unless you declined telephone privileges on your account application. You may also request telephone privileges after your account is opened by calling the Transfer Agent at 1-800-540-6807 for additional information.  A signature guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source will be required of shareholders in order to qualify for or to change telephone privileges on an existing account.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to the Funds at the address listed under “Contacting the Funds.”  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem Fund shares by calling the Transfer Agent at 1-800-540-6807 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern Time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The Transfer Agent will charge a $15 wire fee from your redemption proceeds from any complete share redemption. For partial redemptions, or share specific redemptions, any wire fee will be deducted from your remaining account balance. You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

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Your Account – How to Sell Shares

Prior to executing instructions received to redeem shares by telephone, the Funds will use reasonable procedures to confirm that the telephone instructions are genuine.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Systematic Withdrawal Program.  The Funds offer a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month, calendar quarter or annually.  Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account.  To start this program, your account must have Fund shares with a value of at least $2,500, and the minimum amount that may be withdrawn each month, quarter or annually is $50.  This program may be terminated or modified by a shareholder or a Fund at any time without charge or penalty.

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for Federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the account application.  Please call 1-800-540-6807 for additional information regarding the SWP.

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Your Account – How to Sell Shares

Exchange Privileges

You may exchange your Fund shares for the same class of shares of certain other Brown Advisory Funds.  Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state.  The Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Equity Income Fund, Brown Advisory Sustainable Growth Fund, Brown Advisory Tax Exempt Bond Fund, Brown Advisory-Somerset Emerging Markets Fund, Brown Advisory-WMC Strategic European Equity Fund,  Brown Advisory Mortgage Securities Fund, Brown Advisory-WMC Japan Alpha Opportunities Fund, Brown Advisory Emerging Markets Small-Cap Fund and Brown Advisory Multi-Strategy Fund are other mutual funds advised by the Adviser that are offered in separate prospectuses.

To obtain the necessary exchange authorization forms, call the Transfer Agent at 1-800-540-6807.  Not all Funds available for exchange may be available for purchase in your state.  Because exchanges are a sale and purchase of shares, they may have tax consequences.

If you exchange Fund shares 14 days or less from the date of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.  Please see the section entitled “Your Account – Account and Transaction Policies – Redemption/Exchange Fee” for additional information.

Requirements.  You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges (see the section entitled “Tools to Combat Frequent Transaction”).  You may exchange your shares by mail or telephone, unless you declined telephone privileges on your account application.  You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Exchanging Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The names of each fund (and class) you are exchanging
• The dollar amount or number of shares you want to sell (and exchange)
• Open a new account and complete an account application if you are requesting different shareholder privileges
• Mail us your request and documentation.

By Telephone
• Call us with your request (unless you declined telephone and Internet options on your account application)
• Provide the following information:
• Your account number
• Exact name(s) in which account is registered
• Additional form of identification.

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Your Account – Account and Transaction Policies

Account and Transaction Polices

Redemption/Exchange Fee.  The sale of Fund shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged 14 days or less from the date of purchase.  Each Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption/exchange fee is charged for the benefit of its long-term shareholders and is deducted from your proceeds and retained by the Fund to help offset transaction costs.  Each Fund reserves the right to waive redemption/exchange fees, withdraw exceptions, or otherwise modify the terms of the redemption/exchange fee at its discretion at any time, to the extent permitted by law.

There are limited exceptions to the imposition of the redemption fee.  The following redemptions are exempt from application of the redemption fee:

•	Redemptions in a deceased shareholder account if such an account is registered in the deceased’s name;

•	Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

•	Redemptions of shares purchased through a dividend reinvestment program;

•	Redemptions pursuant to the Funds’ systematic programs; or

•	Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code (“IRC”), and plans operating consistent with 403(a), 403(b), 408, 408(A), 457, 501(c) and 223(d) of the IRC.

Although the Funds have the goal of applying this redemption/exchange fee to most redemptions of shares held for 14 days or less, the Funds may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Funds have entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Funds with information relating to its customers investing in a Fund through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Funds are required to rely on information provided by the Financial Intermediary as to the applicable redemption/exchange fee, the Funds cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.

Tools to Combat Frequent Transactions.  The Funds are intended for long-term investors and do not accommodate frequent transactions.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of a Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  In addition, the Funds discourage excessive, short-term trading and other abusive trading practices and the Funds may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if necessary, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Adviser, Somerset, or Wellington Management, subject to the Adviser’s approval, determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

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Your Account – Account and Transaction Policies

In an effort to discourage abusive trading practices and minimize harm to a Fund and its shareholders, the Funds reserve the right, in their sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Funds) and without prior notice.  The Funds may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Funds seek to exercise their judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Funds have entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after a Fund receives your redemption request.  If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund account application.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in 2-3 business days.

Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the relevant Fund as well as a $25 service charge imposed by the Transfer Agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  We may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

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Your Account – Account and Transaction Policies

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

•	If a change of address request has been received by the Transfer Agent within the last 30 days;

•	When requesting a change in ownership on your account; and

•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, a Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at 1-800-540-6807 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, each Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law.  The Trust has appointed an Anti-Money Laundering Officer to oversee the operation of and compliance with the Trust’s Anti-Money Laundering Program.

No Certificates.  The Funds do not issue share certificates.

Right to Reject Purchases.  Each Fund reserves the right to reject or cancel within one business day, without any prior notice, any purchase order, including transactions that, in the judgment of the Adviser or Sub-Adviser, represent excessive trading, may be disruptive to the management of a Fund’s portfolio, may increase a Fund’s transaction costs, administrative costs or taxes, and those that may otherwise be detrimental to the interests of the Funds and their shareholders. The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of a Fund for the short-term when the markets are highly volatile. Each Fund’s right to cancel or revoke such purchase orders would be limited to within one business day following receipt by the Fund of such purchase orders.

Redemption In-Kind.  Each Fund generally pays redemption proceeds in cash. However, the Funds reserve the right to pay redemption proceeds to you by a distribution of liquid securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that a Fund would do so except during unusual market conditions.  If a Fund pays your redemption proceeds by a distribution of liquid securities, you could incur brokerage or other charges in subsequently converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

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Your Account – Account and Transaction Policies

Small Accounts.  To reduce our expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares, or $500 (excluding Qualified Retirement Accounts) with respect to Advisor Shares and Investor Shares, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares, or $500 (excluding Qualified Retirement Accounts) for Advisor Shares and Investor Shares, the applicable Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value.  There are no minimum balance requirements for Qualified Retirement Accounts.

Internet Transactions.  You may open a Fund account as well as purchase or sell Fund shares online at www.brownadvisoryfunds.com.  Establishing an account online is permitted only for individual, IRA, joint and UGMA/UTMA accounts. If you conduct transactions or open an account online, you are consenting to sending and receiving personal financial information over the Internet.

Electronic Delivery.  Consistent with the Fund’s commitment to environmental sustainability, you may sign up to receive quarterly shareholder statements and tax statements electronically on www.brownadvisoryfunds.com.  You may change your delivery preference and resume receiving these documents through the mail at any time by updating your electronic delivery preferences on www.brownadvisoryfunds.com or contacting the Funds at 1-800-540-6807.

Householding.  In an effort to decrease costs, the Funds will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1-800-540-6807 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Confirmations.  If you purchase shares directly from any Fund, you will receive monthly statements detailing Fund balances and all transactions completed during the prior month and a confirmation of each transaction.  Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

Portfolio Holdings.  A description of each Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ SAI.

Policy on Foreign Shareholders.  Shares of the Fund have not been registered for sale outside of the United States.  Accordingly, the Fund generally requires that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses, investors who are clients of the Adviser or its affiliates, or other investors meeting eligibility requirements as determined by the Adviser.  The Fund reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

Canceled or Failed Payments.  Each Fund accepts checks and ACH transfers at full value subject to collection.  If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification.  You will be responsible for any actual losses or expenses incurred by a Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.  Each Fund and its agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

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Your Account – Account and Transaction Policies

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent receives your new address.  In addition, the amount of any outstanding cash distribution checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

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Distributions and Taxes

Distributions

The Brown Advisory Total Return Fund declares distributions from net investment income at least monthly and the Brown Advisory Strategic Bond Fund declares distributions from net investment income at least quarterly.  Any net capital gain realized by a Fund will be distributed at least annually.  A Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

All distributions of each Fund are reinvested in additional shares, unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares;

(2) receive all distributions in cash; or

(3) reinvest dividends in additional Fund shares while receiving capital gain distributions in cash.

You may change your dividend and capital gain distribution election in writing or by calling the Transfer Agent in advance of the next distribution.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.  Shares become entitled to receive distributions on the day after the shares are issued.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Taxes

Each Fund intends to elect and continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, each Fund generally will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on a Fund’s taxable distributions, regardless of whether you reinvest them or receive them in cash.  A Fund’s taxable distributions of net investment income (including short-term capital gains) are taxable to you as ordinary income.  The Fund’s distributions of long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.  A shareholder will also have to satisfy a more than 60-day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rates.  These rate reductions do not apply to corporate taxpayers.

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Distributions and Taxes

A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Funds and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Distributions of capital gain and distributions of net investment income reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distributions even though the distributions represent a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain.

Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of such foreign taxes paid by it as additional income to each shareholder which would generally permit each shareholder (1) to credit this amount (subject to applicable limitations) or (2) to deduct this amount for purposes of computing its Federal income tax liability.  The Funds will notify you if they make this election.

Dividends paid by a Fund will not qualify as “exempt-interest dividends,” and will not be excludable from gross income by its shareholders, because the Funds will no invest at least 50% of the value of its total assets in securities the interest on which is excludable from gross income.

A Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.  Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, a Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Brown Advisory Strategic Bond Fund for the period since the inception of the Fund on September 30, 2011.  The financial information presented for each applicable period prior to October 19, 2012 is that of the Predecessor Fund.  The Brown Advisory Strategic Bond Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Brown Advisory Strategic Bond Fund (then the Brown Advisory Tactical Bond Fund) on October 19, 2012.  The Brown Advisory Strategic Bond Fund has adopted the Financial Statements of the Predecessor Fund.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information presented in the tables below has been audited by[                                     ], an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  The financial highlights tables on the following page reflect selected per share data and ratios for a share outstanding of the Fund throughout each period.

No financial highlights are presented for the Brown Advisory Total Return Fund as that Fund had not commenced operations during the fiscal year ended June 30, 2014.

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Financial Highlights

Brown Advisory Strategic Bond Fund

Advisor Shares
	Year/Period Ended:
	June 30, 2014			June 30, 2013	June 30, 2012(f)

Net Asset Value, Beginning of Year/Period		$9.68		$9.68	$10.00

Net Investment Gains/(Losses)(a)		[ ]		(0.09)	(0.04)
Net Realized and Unrealized Gains/(Losses)		[ ]		0.29	(0.27)

Total from Investment Operations	$	[ ]		$0.20	$(0.31)

Distributions:
from Net Investment Income		[ ]		(0.20)	(0.01)

Total Distributions to Shareholders	$	[ ]		$(0.20)	$(0.01)

Redemption fees		[ ]		— (e)	—	(e)

Net Asset Value, End of Year/Period	$	[ ]		$9.68	$9.68

Total Return		[ ]	%	2.09%	(3.09	)%(b)

Net Assets at End of Year/Period (000’s Omitted)	$	[ ]		$25,570	$29,541

Ratios to Average Net Assets:
Net Investment Income/Loss		[ ]	%	(0.87)%	(0.56	)%(c)
Net Expenses		[ ]	%	1.40%	1.40	%(c)
Gross Expenses(d)		[ ]	%	1.40%	1.40	%(c)

Portfolio Turnover Rate		[ ]	%	992%	1,290	%(b)

(a)	Calculated based on average shares outstanding during the year/period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Commenced operations on September 30, 2011. The information presented is for the period from September 30, 2011 to June 30, 2012.

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FOR MORE INFORMATION

Annual/Semi-Annual Reports
Additional information about the Brown Advisory Strategic Bond Fund’s investments is available in the Fund’s annual/semi-annual reports to shareholders.  As of the date of this Prospectus, annual and semi-annual reports for the Brown Advisory Total Return Fund are not yet available as this Fund had not commenced operations prior to the date of this Prospectus.  In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The annual and semi-annual reports provide (or will provide) additional information about each Fund’s investments, as well as the most recent financial reports and portfolio listings.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about each Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Funds
You can get free copies of the Prospectus, SAI and annual/semi-annual reports or other information by visiting the Funds’ website at www.brownadvisoryfunds.com or by contacting the Funds at:

Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
800-540-6807 (toll free)

Securities and Exchange Commission Information
You can also review each Fund’s annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission (“SEC”). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by visiting the SEC’s website www.sec.gov or e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549
E-mail address: publicinfo@sec.gov

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207	Investment Company Act File No. 811-22708

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52

BROWN ADVISORY TOTAL RETURN FUND Institutional Shares (BXXXX) Investor Shares (BXXXX) Advisor Shares (BXXXX)	BROWN ADVISORY STRATEGIC BOND FUND (formerly, Brown Advisory Tactical Bond Fund) Institutional Shares (Not Available for Sale) Investor Shares (Not Available for Sale) Advisor Shares (BATBX)

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Subject to Completion—Dated August 15, 2014

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

BROWN ADVISORY MULTI-STRATEGY FUND

Prospectus October 31, 2014

Institutional Shares (BXXXX)
Investor Shares (BXXXX)
Advisor Shares (BXXXX)

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Summary Section
This important section summarizes the Funds’ objectives, strategies, fees, risks, past performance, portfolio turnover, portfolio manager, your account and other information.

Additional Information About the Fund's Principal Investment Strategies
This section provides details about the Funds’ investment strategies.

Table of Investment Terms

Principal Investment Risks
This section provides details about the Funds’ principal investment risks.

Management
Review this section for information about Brown Advisory, LLC (the “Adviser”), and the people who manage the Funds.

Choosing a Share Class
This section explains the differences between each class of shares and the applicable fees and sales charges.

Your Account
This section explains how shares are valued and how you can purchase and sell Fund Shares.

Distributions and Taxes
This section provides details about dividends, distributions and taxes.

Financial Highlights
Review this section for details on selected financial statements of the Fund.
Summary Section	1

Additional Information about the Funds’ Principal Investment Strategies	8

Table of Investment Terms	10

Principal Risks	13

Management	23
The Adviser	23
Portfolio Manager	24
Other Service Providers	24
Fund Expenses	24

Choosing a Share Class	25
Class Comparison	25
Rule 12b-1 Distribution Fees	26
Shareholder Service Fees	26
Additional Payments to Dealers	26

Your Account	28
How to Buy Shares	31
How to Sell Shares	35
Exchange Privileges	38
Account and Transaction Policies	39

Distributions and Taxes	43
Distributions	43
Taxes	43

Financial Highlights	45

Table of Contents - Brown Advisory Multi-Strategy Fund Prospectus

Summary Section – Brown Advisory Multi-Strategy Fund

Summary Section

Brown Advisory Multi-Strategy Fund

Institutional Shares (Ticker: BXXXX)
Investor Shares (Ticker: BXXXX)
Advisor Shares (Ticker: BXXXX)

Investment Objective

The Brown Advisory Multi-Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation and current income.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses(1)	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses (2)	0.89%	0.89%	0.89%
Total Annual Fund Operating Expenses	1.80%	1.95%	2.20%
Fee Waiver and/or Expense Reimbursement	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver(3)	[ ]%	[ ]%	[ ]%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)
“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds, and they are based on estimated amounts for the current fiscal year.

(3)
The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement for Institutional Shares, Investor Shares and Advisor Shares to [      ]%, [      ]% and [      ]%, respectively, of the Fund’s average daily net assets through October 31, 2016. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

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Summary Section – Brown Advisory Multi-Strategy Fund

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	[ ]	[ ]
Investor Shares	[ ]	[ ]
Advisor Shares	[ ]	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Principal Investment Strategies

The Brown Advisory Multi-Strategy Fund is a “fund of funds,” meaning that under normal conditions, the Fund seeks to achieve its investment objective by investing primarily in other Brown Advisory Funds and unaffiliated investment companies, including exchange-traded funds (“ETFs”) (the “Underlying Funds”), in accordance with its target portfolio allocation.  Different Underlying Funds in which the Fund invests may invest their assets in different segments of the equity or fixed income markets in accordance with their own investment objectives and policies.  The Fund seeks to achieve its investment objective by normally investing: (1) approximately 60% (within a range of 50% to 70%) of its assets in Underlying Funds that invest in equity securities; and (2) approximately 40% (within a range of 30% to 50%) of its assets in Underlying Funds that invest in fixed income securities and cash and cash equivalents.  This target allocation is designed to provide Fund investors with opportunities for capital appreciation associated with investing in equities, as well as income opportunities associated with investing in fixed income securities.

Within the equity allocation, the Underlying Funds may invest in U.S. and international (including emerging markets) stocks, small-cap, mid-cap, and large-cap stocks, and growth and value stocks.  Within the fixed income allocation, the Underlying Funds may invest in short- and long-term bonds, municipal bonds, and mortgage- and asset-backed securities.

The Underlying Funds may utilize options, futures contracts, currency forwards, swaps and options on futures. These investments will typically be made for investment purposes consistent with the Underlying Funds’ investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  The Underlying Funds may also opportunistically reduce equity exposure using futures contracts.  In addition, the Underlying Funds may invest in participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets. By investing in derivatives, the Underlying Funds attempt to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

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Summary Section – Brown Advisory Multi-Strategy Fund

In selecting Underlying Funds, the Adviser first determines the Fund’s target portfolio allocation within the percentage ranges stated above.  The Adviser then selects individual Underlying Funds within the target portfolio allocation based on various factors, including, among others, past performance and portfolio characteristics (e.g., style, portfolio holdings, credit quality and duration).  The Adviser may sell an Underlying Fund for a variety of reasons, such as to secure gains, limit losses or allocate assets to a different Underlying Fund.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks of the Fund and the Underlying Funds

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
ADR and GDR Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of an Underlying Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

•
Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Underlying Funds may invest.  The value of your investment may change in response to changes in the credit ratings of an Underlying Fund’s portfolio of debt securities.  Securities rated below investment grade (“junk bonds”) are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk.  The risks of investments by the Underlying Funds in options, swaps, futures contracts and options on futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

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3

Summary Section – Brown Advisory Multi-Strategy Fund

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in an Underlying Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund or the Underlying Funds invest and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations.

•
European Securities Risk: Investments in European securities can be expected to be impacted by the political, social and economic environment within Europe.  As such, the performance of an Underlying Fund investing primarily in European securities may be more volatile than the performance of other funds that are more geographically diverse.

•
Foreign Securities/Emerging Markets Risk.  Certain of the Underlying Funds may invest in foreign securities, including emerging markets securities, and are subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

•	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

•	Inflation-Indexed Securities Risk. The risk that the Consumer Price Index moves in a manner that is adverse to an Underlying Fund’s positions in Treasury Inflation Protected Securities (“TIPS”).

•	Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Underlying Funds may invest.

•
Investments in Other Investment Companies Risk.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund or the Underlying Funds invest and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•
Liquidity Risk.  Certain securities held by an Underlying Fund may be difficult (or impossible) to sell at the time and at the price the Underlying Fund would like. As a result, the Underlying Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that an Underlying Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact in a negative manner those Underlying Funds that invest primarily in municipal securities.

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4

Summary Section – Brown Advisory Multi-Strategy Fund

•
Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related securities are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, an Underlying Fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the Underlying Fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

•	New Fund Risk: The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Non-Investment Grade Securities Risk. Below investment grade debt securities (also known as "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

•
Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to an Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

•
Prepayment/Extension Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers' fixed income securities when interest rates decline, which can shorten the maturity of the security, force an Underlying Fund to invest in securities with lower interest rates, and reduce the Underlying Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

•
Private Placement Risk. Certain Underlying Funds may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to an Underlying Fund.

•
Rating Agencies Risk.  Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which an Underlying Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

•
REIT and Real Estate Risk.  The value of an Underlying Fund’s investments in real estate investment trusts (“REITs”) may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Smaller and Medium Capitalization Company Risk.  Securities of smaller and medium-sized companies held by an Underlying Fund may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of smaller companies may decline more in response to selling pressures.

•
U.S. Government Securities Risk. Although U.S. Government securities are generally considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

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Summary Section – Brown Advisory Multi-Strategy Fund

•
Valuation Risk.  The prices provided by an Underlying Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

•
Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.  The value of an Underlying Fund investing primarily in value-oriented securities may decrease in response to the activities and financial prospects of an individual company.

Performance Information

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this prospectus.  Performance information will be available once the Fund has at least one calendar year of performance.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

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Summary Section – Brown Advisory Multi-Strategy Fund

Management

Investment Adviser	Portfolio Manager
Brown Advisory, LLC	Paul Chew has served as Portfolio Manager since the Fund’s inception in October 2014.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$5,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

Investment Objective

The Brown Advisory Multi-Strategy Fund seeks to achieve long-term capital appreciation and current income.

Principal Investment Strategies

The Brown Advisory Multi-Strategy Fund is a “fund of funds,” meaning that under normal conditions, the Fund seeks to achieve its investment objective by investing primarily in other Brown Advisory Funds and unaffiliated investment companies, including exchange-traded funds (“ETFs”) (the “Underlying Funds”), in accordance with its target portfolio allocation.  Different Underlying Funds in which the Fund invests may invest their assets in different segments of the equity or fixed income markets in accordance with their own investment objectives and policies.  The Fund seeks to achieve its investment objective by normally investing: (1) approximately 60% (within a range of 50% to 70%) of its assets in Underlying Funds that invest in equity securities; and (2) approximately 40% (within a range of 30% to 50%) of its assets in Underlying Funds that invest in fixed income securities and cash and cash equivalents.  This target allocation is designed to provide Fund investors with opportunities for capital appreciation associated with investing in equities, as well as income opportunities associated with investing in fixed income securities.

Within the equity allocation, the Underlying Funds may invest in U.S. and international (including emerging markets) stocks, small-cap, mid-cap, and large-cap stocks, and growth and value stocks.  Within the fixed income allocation, the Underlying Funds may invest in short- and long-term bonds, municipal bonds, and mortgage- and asset-backed securities.

The Underlying Funds may utilize options, futures contracts, currency forwards, swaps and options on futures. These investments will typically be made for investment purposes consistent with the Underlying Funds’ investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  The Underlying Funds may also opportunistically reduce equity exposure using futures contracts.  In addition, the Underlying Funds may invest in participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets. By investing in derivatives, the Underlying Funds attempt to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

In selecting Underlying Funds, the Adviser first determines the Fund’s target portfolio allocation within the percentage ranges stated above.  The Adviser then selects individual Underlying Funds within the target portfolio allocation based on various factors, including, among others, past performance and portfolio characteristics (e.g., style, portfolio holdings, credit quality and duration).  The Adviser may sell an Underlying Fund for a variety of reasons, such as to secure gains, limit losses, or allocate assets to a different Underlying Fund.

Temporary Defensive Position

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and its principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

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Additional Information About the Fund’s Principal Investment Strategies

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment;

•	Are pursuing a long-term investment goal; or

•	Are willing to accept risk of market value fluctuation in the short-term;

The Fund may not be appropriate for you if you:

•	Need regular income or stability of principal;

•	Are pursuing a short-term investment goal or investing emergency reserves; or

•	Cannot tolerate fluctuation in the value of your investments.

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Table of Investment Terms

Set forth below are terms specific to certain of the Fund’s or Underlying Funds’ principal investments.

Brown Advisory Multi-Strategy Fund
Equity Security(1)	✓
Convertible Security(2)	✓
ADRs and GDRs(3)	✓
REITs(4)	✓
ETFs(5)	✓
Market Capitalization(6)	✓
Company Fundamentals(7)	✓
Price/Earnings Ratio(8)	✓
Price/Sales Ratio(9)	✓
Price/Cash Flow Ratio(10)	✓
Debt/Fixed Income Securities(11)	✓
Emerging or Developing Markets(12)	✓
Bond(13)	✓
Investment Grade Security(14)	✓
Municipal Security(15)	✓
NRSRO(16)	✓
U.S. Government Security(17)	✓
Note(18)	✓
Maturity(19)	✓
Mortgage-Backed Security(20)	✓
Asset-Backed Security(21)	✓
Yield Curve(22)	✓
Stated Average Maturity(23)	✓
Weighted Average Maturity(24)	✓
Derivatives(25)	✓
Duration(26)	✓

(1)
Equity Security means an equity or ownership interest in a company including common and preferred stock, warrants and securities convertible into common and preferred stock, listed American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and private placements in these types of securities.

(2)
Convertible Securities are bonds, debentures, notes, preferred stock, rights, warrants or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.

(3)	ADRs and GDRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets.

(4)	REITs are companies that pool investor funds to invest primarily in income producing real estate or real estate related loans or interests.

(5)	ETFs are types of mutual funds that trade like stocks on an exchange. ETFs are usually constructed to track an index, a commodity, or a basket of assets like an index fund.

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Table of Investment Terms

(6)	Market Capitalization means the value of a company’s common stock in the stock market.

(7)
Company Fundamentals means factors reflective of a company’s financial condition including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.

(8)	Price/Earnings Ratio means the price of a stock divided by the company’s earnings per share.

(9)	Price/Sales Ratio means the amount an investor is willing to pay for a dollar of revenue.

(10)	Price/Cash Flow Ratio means the price of a stock divided by free cash flow per share.

(11)
Debt/Fixed Income Securities means a security, such as a bond or note, that obligates the issuer to pay the security owner a specific sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

(12)
Emerging or Developing Markets means generally countries other than Canada, the United States or those countries included in the Morgan Stanley Capital International EAFE Index (“MSCI EAFE”). As of September 30, 2014, the countries included in the MSCI EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(13)	Bond means a fixed income security with a long-term maturity, usually 5 years or longer.

(14)
Investment Grade Security means a fixed income security rated in one of the four highest long-term or two short-term ratings categories by an NRSRO or unrated and determined to be of comparable quality by the Adviser as measured at the time of purchase.

(15)	Municipal Security means a fixed income security issued by or on behalf of a state, its local governments and public financing authorities, and by U.S. territories and possessions.

NRSRO means a “nationally recognized statistical rating organization,” such as Standard & Poor’s, that rates fixed income securities by relative credit risk.

(17)	U.S. Government Security means a fixed income security issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(18)	Note means a fixed income security with a short-term maturity, usually less than 1 year.

(19)	Maturity means the date on which a fixed income security is (or may be) due and payable.

(20)	Mortgage-Backed Security means a fixed income security representing an interest in a pool of underlying mortgage loans.

(21)	Asset-Backed Security means a fixed income security representing an interest in an underlying pool of assets such as automobile loans or credit card receivables.

(22)	Yield Curve means a graph that plots the yield of all fixed income securities of similar quality against the securities’ maturities.

(23)	Stated Average Maturity means the dollar weighted maturity of the portfolio without consideration for potential changes in cash flows of the portfolio’s securities.

(24)
Weighted Average Maturity refers to the dollar weighted average maturity of the portfolio, accounting for potential changes in cash flows of the portfolio’s securities due to prepayments on mortgage backed and asset backed securities, puts and calls, and other foreseen changes to stated cash flows.

(25)
Derivatives are financial contracts, the value of which depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes.  Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, participatory notes and swap agreements (including, but not limited to, credit default swaps).  An Underlying Fund typically will use derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk or currency risk.  The Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by an Underlying Fund will succeed.

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Table of Investment Terms

(26)
Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates.  For example, the value of a portfolio of fixed income securities with an average duration of two years would generally be expected to decline by approximately 2% if interest rates rose by one percentage point.  “Effective” duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates.  The effective duration of an Underlying Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the effective duration of the Underlying Fund’s investment portfolio will not exceed these limits.

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Principal Risks

An investment in the Fund is subject to one or more of the principal risks identified in the following table.  The identified principal risks are discussed in more detail in the disclosure that immediately follows the table.  The risks are presented in alphabetical order, not in order of importance or likelihood of occurrence.

Brown Advisory Multi-Strategy Fund
ADRs and GDRs Risk	✓
Convertible Securities Risk	✓
Credit Risk	✓
Debt/Fixed Income Securities Risk	✓
Derivatives Risk	✓
Equity and General Market Risk	✓
ETF Risk	✓
European Securities Risk	✓
Foreign Securities/Emerging Markets Risk	✓
Growth Company Risk	✓
Inflation-Indexed Securities Risk	✓
Interest Rate Risk	✓
Investments in Other Investment Companies Risk	✓
Liquidity Risk	✓
Management Risk	✓
Medium Capitalization Company Risk	✓
Mortgage- and Asset-Backed Securities Risk	✓
Municipal Securities Risk	✓
New Fund Risk	✓
Non-Investment Grade Securities Risk	✓
Portfolio Turnover Risk	✓
Prepayment/Extension Risk	✓
Private Placement Risk	✓
Ratings Agency Risk	✓
REIT and Real Estate Risk	✓
Smaller Company Risk	✓
U.S. Government Securities Risk	✓
Valuation Risk	✓
Value Company Risk	✓

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program.  The following provides additional information regarding the principal risks that could affect the value of your investment:

American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) Risk
ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

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Principal Risks

Convertible Securities Risk
A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities generally have characteristics similar to both debt and equity securities.  Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible proportionate securities.

Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.  The Underlying Funds’ investments in convertible securities may subject the Fund to the risks that prevailing interest rates, issuer credit quality and any call provisions may affect the value of the Underlying Fund’s convertible securities.  Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time.  Rights typically have a substantially shorter term than do warrants.  Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company.  Rights and warrants may lack a secondary market.

Credit Risk
If an Underlying Fund invests in fixed income securities, the value of your investment in the Fund may change in response to the credit ratings of that Underlying Fund’s portfolio securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a fixed income security held by an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.  An Underlying Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults.  Investments in fixed income securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks involve credit risk as they are not backed by the full faith and credit of the U.S. Government.

Debt/Fixed Income Securities Risk
The value of your investment in the Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Underlying Funds invest.  The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates.  The value of your investment in the Fund may change in response to the credit ratings of the Underlying Fund’s portfolio of debt securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a debt security held by an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.  An Underlying Fund cannot collect interest and principal payments on a debt security if the issuer defaults.  Prepayment and extension risks may occur when interest rates decline and issuers of debt securities experience acceleration in prepayments.  The acceleration can shorten the maturity of the debt security and force the Underlying Fund to invest in securities with lower interest rates, reducing the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of the debt security and causing the value of the security to decline.  Distressed debt securities involve greater risk of default or downgrade and are more volatile than investment grade securities.  Distressed debt securities may also be less liquid than higher quality debt securities.

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Principal Risks

Derivatives Risk
Certain of the Underlying Funds may invest in derivatives.  Derivatives are financial instruments that have a value which depends upon, or derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies.  Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on the Underlying Fund’s performance.  The successful use of derivatives generally depends on the manager’s ability to predict market movements.

An Underlying Fund may use derivatives in various ways.  The Underlying Fund may use derivatives as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Underlying Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics.  An Underlying Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk.  An Underlying Fund may use derivatives for leverage.  The Underlying Funds may also use derivatives to manage cash.

Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, credit risk and general market risks.  An Underlying Fund’s use of derivatives may entail risks greater than, or possibly different from, such risks and other Principal Risks to which the Underlying Fund is exposed, as described below.  Certain of the different risks to which an Underlying Fund might be exposed due to its use of derivatives include the following:

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

Correlation Risk is the risk that derivative instruments may be mispriced or improperly valued and that changes in the value of the derivatives may not correlate perfectly with the underlying asset or security.

Volatility Risk is the risk that, because an Underlying Fund may use some derivates that involve economic leverage, this economic leverage will increase the volatility of the derivative instruments as they may increase or decrease in value more quickly than the underlying currency, security, interest rate or other economic variable.

Segregation Risk is the risk associated with any requirement, which may be imposed on the Underlying Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives.  Such segregation will not limit the Underlying Fund’s exposure to loss, and the Underlying Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Underlying Fund would sell the segregated assets.

Equity and General Market Risk
An Underlying Fund’s investments in equity securities may subject the Fund to volatility and the following risks:

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Principal Risks

•	prices of stocks may fall over short or extended periods of time;

•	cyclical movements of the equity market may cause the value of the Underlying Fund’s securities to fluctuate drastically from day to day; and

•	individual companies may report poor results or be negatively affected by industry and or economic trends and developments.

In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions.  The net asset value (“NAV”) of the Fund and investment return will fluctuate based upon changes in the value of the Underlying Funds’ portfolio securities.  The market value of securities in which the Underlying Funds invest is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  Other general market risks include:

•	the market may not recognize what the Adviser believes to be the true value or growth potential of the stocks held by an Underlying Fund;

•	the earnings of the companies in which an Underlying Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline;

•
the smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock.  The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company;

•	the Adviser’s judgment as to the growth potential or value of a stock held by an Underlying Fund may prove to be wrong; and

•	a decline in investor demand for the stocks held an Underlying Fund also may adversely affect the value of the securities held.

ETF Risk
Investments in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles) may involve duplication of certain fees and expenses.  By investing in an ETF, the Fund or the Underlying Fund becomes a shareholder of that ETF.  As a result, Fund shareholders indirectly bear their proportionate share of the ETF’s fees and expenses which are paid by the Fund or the Underlying Fund as a shareholder of the ETF.  These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.  If the ETF fails to achieve its investment objective, the Fund’s investment in the ETF may adversely affect the Fund’s performance.  Investing in an ETF subjects the Fund to these risks affecting the ETF, including the possibility that the value of the underlying securities held by the ETF could decrease.  In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their NAV and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

European Securities Risk
Because certain Underlying Funds may invest in European securities, the Fund’s performance may be expected to be impacted by the political, social and economic environment within Europe.  Europe includes a range of countries.  Generally, unemployment in Europe has historically been higher than in the United States, and the region is currently facing economic uncertainty and slow economic growth or recession due to concerns about economic downturns in, or rising government debt levels of, several European countries.  Such adverse events can negatively affect the exchange rate of the euro which, in turn, affects not only countries that use the euro but countries that do not use it as well.  Government responses to the financial problems within European countries, which could include austerity measures, may result in greater economic uncertainty and thus limit future growth and economic recovery.  In addition, most of the developed countries in Western Europe are members of the European Union (“EU”), and in many cases, members of the European Economic and Monetary Union (“EMU”).  These European countries can be significantly affected by restrictions on inflation rates, interest rates, deficits, debt levels and fiscal and monetary controls with which EU members and candidates for EMU membership are required to comply.  In addition, the private and public sectors’ debt problems of a single EU country can pose economic risks to the rest of the EU members.

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Principal Risks

Foreign Securities/Emerging Market Risk
Because certain of the Underlying Funds may invest in foreign securities, ADRs and GDRs, an investment in the Fund will have the following additional risks:

•	foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets;

•
changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities;

•
fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in Underlying Funds that invest in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar;

•
foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation.  There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies;

•	foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems;

•	certain foreign brokerage commissions and custody fees may be higher than those in the United States;

•
dividends payable on the foreign securities contained in an Underlying Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution by an Underlying Fund to the Fund; and

•	prices for stock or ADRs may fall over short or extended periods of time.

Because the Fund invests in Underlying Funds that invest in emerging markets, an investment in the Fund will have the following additional risks:

•	information about the companies in emerging markets is not always readily available;

•	stocks of companies traded in emerging markets may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets;

•	greater political and economic uncertainties exist in emerging markets than in developed foreign markets;

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Principal Risks

•
the securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries;

•	very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets;

•	emerging markets may impose restrictions on an Underlying Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of the Underlying Fund;

•	certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar;

•
governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies.  As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could affect the value of an Underlying Fund’s investments; and

•	emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

ADR and GDR investments may subject an Underlying Fund to the same risks as direct investments in foreign companies.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater affect these risks may have on an Underlying Fund and, consequently, your investment in the Fund. As a result, an investment in the Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Growth Company Risk
An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty.  Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Inflation-Indexed Securities Risk
Certain of the Underlying Funds may invest in TIPS.  The value of inflation-indexed securities such as TIPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS.  Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond.  However, if an Underlying Fund purchases TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Underlying Fund may experience a loss if there is a subsequent period of deflation.  If inflation is lower than expected during the period the Fund holds TIPS, the Underlying Fund may earn less on the security than on a conventional bond.

Interest Rate Risk
If an Underlying Fund invests in fixed income securities, the value of your investment in the Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the securities in which an Underlying Fund invests.  The longer the duration of a fixed income security, the more its value typically falls in response to an increase in interest rates.

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Principal Risks

Investments in Other Investment Companies Risk
Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.  Investing in another investment company subjects the Fund to these risks affecting the other investment company, including the possibility that the value of the underlying securities held by the investment company could decrease.

Liquidity Risk
Certain securities held by an Underlying Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like.  As a result, the Underlying Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Underlying Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk
Management risk describes the Fund’s ability to meet its investment objectives based on the Adviser’s success or failure at implementing investment strategies for the Fund. The value of your investment is subject to the effectiveness of the Adviser’s research, analysis and asset allocation among the Underlying Funds and other portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished.

Medium Capitalization Company Risk
Medium Capitalization company stocks may have greater fluctuations in price than the stocks of large companies.  Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.  Medium Capitalization companies may have limited product lines or resources and may be dependent upon a particular market niche.

Mortgage- and Asset-Backed Securities Risk
Certain of the Underlying Funds may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  In a period of rising interest rates, these securities may exhibit additional volatility.

New Fund Risk
There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  Liquidation can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Investment Grade Securities Risk
Certain of the Underlying Funds may invest in non-investment grade securities.  Securities rated below investment grade, i.e., BA or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities.  Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

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Principal Risks

Portfolio Turnover Risk
Frequent trading increases an Underlying Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and taxes.  Increased transaction costs could detract from the Fund’s performance.

Prepayment/Extension Risk
If an Underlying Fund invests in fixed income securities, the Underlying Fund may be forced to invest in securities with lower yields and thus reducing its income if issuers prepay certain fixed income securities.  An Underlying Fund may be exposed to greater prepayment risk because a Underlying Fund invests in mortgage-backed and asset-backed securities.  Issuers may decrease prepayments of principal when interest rates increase, extending the average life and duration of a fixed income security and causing the value of the security to decline.  There is a greater risk that an Underlying Fund will lose money due to extension risk because the Underlying Fund invests in mortgage-backed and asset-backed securities.

Private Placement Risk
An Underlying Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the 1933 Act.  Privately issued securities are restricted securities that are not publicly traded.  Accordingly, the liquidity of the market for specific privately issued securities may vary.  Delay or difficulty in selling such securities may result in a loss to the Underlying Fund.

Rating Agencies Risk
Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant.  A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which an Underlying Fund invests.  The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates.  In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

REIT and Real Estate Risk
An Underlying Fund’s investments in REITs may subject the Fund to the following additional risks:

•	declines in the value of real estate;
•	changes in interest rates;
•	lack of available mortgage funds or other limits on obtaining capital;
•	overbuilding;
•	extended vacancies of properties;
•	increases in property taxes and operating expenses;
•	changes in zoning laws and regulations;
•	casualty or condemnation losses; and
•	tax consequences of the failure of a REIT to comply with tax law requirements.

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Principal Risks

The Underlying Fund will bear a proportionate share of the REIT’s on-going operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Underlying Fund.

Smaller Company Risk
If an Underlying Fund invests in smaller companies, an investment in the Underlying Fund may have the following additional risks:

•	analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available;

•
securities of many smaller companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies;

•	changes in the value of smaller company stocks may not mirror the fluctuation of the general market; and

•	more limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks.

For these and other reasons, the prices of smaller capitalization securities can fluctuate more significantly than the securities of larger companies.  The smaller the company, the greater effect these risks may have on that company’s operations and performance.  As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

U.S. Government Securities Risk
Although U.S. Government securities are generally considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

Valuation Risk
The prices provided by the Fund’s or the Underlying Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

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Principal Risks

Value Company Risk
Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  The determination that a stock is undervalued is subjective; the market may not agree, and a stock’s price may not rise to what the investment manager believes is its full value.  If the market does not consider the stock to be undervalued then the value of an Underlying Fund’s shares may decline, even if stock prices generally are rising.

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Management

The Fund is a series of Brown Advisory Funds (the “Trust”).  The business of the Trust and the Fund is managed under the oversight of the Board of Trustees (the “Board”).  The Board meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund.  Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Fund’s Statement of Additional Information (“SAI”).

The Adviser

Brown Advisory, LLC.  The Fund’s Adviser is Brown Advisory, LLC, 901 South Bond Street, Suite 400, Baltimore, Maryland 21231.  The Adviser does business under the name of Brown Advisory.  The Adviser is a wholly-owned subsidiary of Brown Advisory Management, LLC, a Maryland limited liability company.  Brown Advisory Management, LLC is controlled by Brown Advisory Incorporated, a holding company incorporated under the laws of Maryland in 1998.  The Adviser and its affiliates (“Brown”) have provided investment advisory and management services to clients for over 10 years. As of September 30, 2014, Brown had approximately $[  ] billion in assets under management and advisement in both discretionary and non-discretionary accounts.

The Adviser receives an advisory fee from the Fund at an annual rate of the Fund’s average daily net assets, as shown below:

Annual Advisory Fee
Brown Advisory Multi-Strategy Fund	0.30%

The Fund had not commenced operations prior to the date of this prospectus.

A discussion describing the Board’s approval of the Investment Advisory Agreement between the Adviser and the Trust with respect to the Fund will be available in the Fund’s Semi-Annual Report to Shareholders dated December 31, 2014.

The Adviser also provides certain business management services to the Fund pursuant to a separate Business Management Agreement.  Pursuant to the Business Management Agreement, the Adviser supervises all aspects of the management and operations of the Fund, which includes monitoring the Fund’s relationships with third-party service providers to the Fund and other related business management services.  For these services, the Fund pays the Adviser a fee of 0.05% of its average daily net assets.

The Trust and Adviser have applied to the Securities and Exchange Commission (“SEC”) for an exemptive order (the “Exemptive Order”) that would permit the Fund and the Adviser, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire sub-advisers for the Fund, change the terms of particular agreements with sub-advisers or continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement (“Manager of Managers Arrangement”).  Within 90 days of retaining a new sub-adviser, shareholders of the Fund will receive written notification of the change.  The Fund’s sole shareholder has approved the Manager of Managers Arrangement.

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Management

Portfolio Manager

An investment team has managed the Fund since its inception in October 2014, with Mr. Paul J. Chew, CFA, serving as lead portfolio manager since inception.  Mr. Chew works with the team on developing and executing the Fund’s investment program and he retains sole decision-making authority over the day-to-day management of the Fund’s portfolio.

Paul J. Chew, CFA is a Partner of Brown Advisory and serves as the firm’s Head of Investments. Mr. Chew is responsible for leading the firm’s internally-managed investment strategies, open architecture and asset allocation capabilities and he has been with the firm since 1996.  Mr. Chew received a B.A. from Mount Saint Mary’s College and an M.B.A. from Duke University’s Fuqua School of Business.

The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of shares in the Fund.

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) provides certain fund administration, fund accounting and transfer agency services to the Fund.

Quasar Distributors, LLC (the “Distributor”) serves as the Fund’s Distributor and principal underwriter in connection with the offering of the Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.  The Distributor is an affiliate of the Transfer Agent.

U.S. Bank N.A. serves as custodian to the Fund.  The Transfer Agent, the Distributor and U.S. Bank N.A. are affiliates.

Fund Expenses

In addition to the advisory fees discussed above, the Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses.  (Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other investment companies.)  The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to the amounts shown below of each Class’s average daily net assets through October 31, 2016.

	Institutional Shares	Investor Shares	Advisor Shares
Brown Advisory Multi-Strategy Fund	[ ]%	[ ]%	[ ]%

The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser.  The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

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Choosing a Share Class

Class Comparison

The Brown Advisory Multi-Strategy Fund offers three classes of shares, Institutional Shares, Investor Shares and Advisor Shares, each designed for specific investors.

The following is a summary of the differences between the three classes for the Fund:

	Institutional Shares	Investor Shares	Advisor Shares
Eligible Shareholder
(i) Investors who meet the investment minimum for Institutional Shares;

(ii) Certain institutions  (financial institutions, corporations, trusts, endowments, foundations, government entities, estates and religious and charitable organizations investing on their own behalf);

(iii) Certain fund of funds;

(iv) Certain pension plans whose sponsors and/or administrators have entered into arrangements with the Fund’s distributor;

(v) Certain investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Fund’s distributor to offer Institutional Shares;

(vi) Current and former trustees of the Fund; and

(vii) Certain other investors that have been approved by the Fund.

Notwithstanding the above, the Fund reserves the right to broaden or limit the eligible shareholders.

(i) Investors who meet the investment minimum for Investor Shares;

(ii) Certain investors investing through omnibus accounts held by financial intermediaries that do not charge transaction fees and have entered into arrangements with the Fund’s distributor to offer Investor Shares.

(i) Investors who meet the investment minimum for Advisor Shares;

(ii) Certain investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Fund’s distributor to offer Advisor Shares; and

(iii) Certain retirement plans whose sponsors and/or administrators have entered into arrangements with the Fund’s distributor.

Initial Sales Charge	None	None	None
Contingent Deferred Sales Charge	None	None	None
Redemption/ Exchange Fee	1.00% if shares are redeemed 14 days or less from purchase	1.00% if shares are redeemed 14 days or less from purchase	1.00% if shares are redeemed 14 days or less from purchase
Ongoing distribution (12b-1) fees	None	None	0.25% of the class’ average daily net assets for the Fund
Shareholder Service Fees	None	0.15% of the Fund’s class’ average daily net assets.	0.15% of the Fund’s class’ average daily net assets.

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Choosing a Share Class

Institutional Shares	Investor Shares	Advisor Shares
Annual Expenses	Lowest expense ratio because there is no Rule 12b-1 distribution/service fee or shareholder service fees.	Higher fees than Institutional Shares because of shareholder service fees and lower fees than Advisor Shares because no Rule 12b-1 distribution/service fee.	Highest expense ratio because of Rule 12b-1 distribution/service fee and shareholder service fees.
Initial Minimum Investment	$1,000,000	$5,000	$2,000

Rule 12b-1 Distribution Fees

The Trust has adopted a Rule 12b-1 distribution plan under which the Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to the percentage shown below of the average daily net assets of Advisor Shares, as applicable.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser, for any distribution service or activity designed to retain Fund shareholders.

Advisor Shares
Brown Advisory Multi-Strategy Fund	0.25%

Because the Advisor Shares of the Fund pays distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Shareholder Service Fees

The Trust has adopted a Shareholder Servicing Plan under which the Fund may pay a fee of up to 0.15% for shareholder services provided to the Fund’s Investor Shares and Advisor Shares by financial institutions, including the Adviser.  The types of services for which entities may be compensated under the terms of the Shareholder Servicing Plan include various types of shareholder administrative support services such as assisting shareholders with their fund accounts and records, their fund purchase and redemption orders and other similar types of non-distribution related services involving the administrative servicing of shareholder accounts.  These shareholder servicing fees may be increased without shareholder approval.

Additional Payments to Dealers

In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Adviser or its affiliates may make additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Fund, which includes broker-dealers.  The Adviser has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares.  Accordingly, the Adviser may, out of its own resources, compensate Brown Advisory Securities, LLC for the sales efforts of Brown Advisory Securities, LLC.  These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.  These Additional Payments, which may be significant, are paid by the Adviser or its affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.  Such payments by such parties may create an incentive for these financial institutions such as Brown Advisory Securities, LLC to recommend that you purchase Fund shares.

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Choosing a Share Class

In return for these Additional Payments, the Adviser expects to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments.  Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans.  In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund’s Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds.  Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Fund’s website www.brownadvisoryfunds.com.

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Your Account

How to Contact the Fund	General Information
Write to us at:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight address:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202-5207

Telephone us at:
(800) 540-6807 (toll free)

Visit our Web site at:
www.brownadvisoryfunds.com

You may purchase shares of each Fund class or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, the Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of each Fund class or sell (redeem) such shares at the NAV of a share of that Fund class next calculated (or minus a redemption/exchange fee in the case of redemptions or exchanges) after the Transfer Agent receives your request in proper form (as described in the section entitled “Your Account – How to Buy Shares” in this prospectus).

When and How NAV is Determined

The Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily. Due to the fact that different expenses are charged to the Institutional Class, Investor Shares and Advisor Class shares of the Fund, the NAV of the three classes of the Fund may vary.  The Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Purchase Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern Time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern Time will be priced at the next business day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures as adopted by the Fund’s Board of Trustees.

Fair Value Pricing. Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Under the procedures adopted by the Board, the Board may delegate fair value determinations to the Adviser or third-party pricing services, subject to the supervision of the Board. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

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Your Account

Because the Fund or an Underlying Fund may invest in securities that are traded primarily in foreign markets, a significant gap in time can exist between the time of a particular security’s last trade on a foreign market, and the time at which the Fund or an Underlying Fund calculates its NAV.  If an event that could materially affect the value of the Fund’s or the Underlying Fund’s securities has occurred between the time the securities were last traded and the time that the Fund or the Underlying Fund calculates its NAV, the closing price of the Fund’s or the Underlying Fund’s securities may no longer reflect their market value at the time the Fund or the Underlying Fund calculates its NAV.  In such a case, the Fund or the Underlying Fund may use fair value methods to value such securities.

Underlying Funds may invest in the securities of smaller and/or medium companies.  An Underlying Fund’s investments in securities of smaller companies are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.  Similarly, an Underlying Fund may invest in foreign securities and is more likely to require a fair value determination because, among other things, most foreign securities markets close before the Underlying Fund values its securities.  The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund or an Underlying Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, the Fund or an Underlying may adjust its fair valuation procedures.

Types of Accounts

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).
• Instructions must be signed by all persons required to sign exactly as their names appear on the account

• Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA • The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities
• Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity

• Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

Trusts (including corporate pension plans)
• The trust must be established before an account can be opened

• You must supply documentation to substantiate existence of your organization (i.e. Articles of Incorporation/Formation/Organization, Trust Agreements, Partnership Agreement or other official documents).

• Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

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Your Account

Retirement Accounts

You may invest in Fund shares through an IRA account sponsored by the Adviser, including traditional and Roth IRAs.  The Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

Minimum Investments

To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.  The minimum investment requirements may be waived from time to time.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$5,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

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Your Account – How to Buy Shares

How to Buy Shares

Buying Shares	Opening an Account	Adding to an Account

Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)	• Mail your completed application (along with other required documents) and a check to: Brown Advisory Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
• Write your account number on your check

• Send your check with (a) a completed investment slip from a prior statement or confirmation or (b) letter of instruction to:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Wire
• Submit your completed application (and other required documents). An account will be established for you and you will be contacted with the account number.

• Instruct your financial institution to wire your money using the instructions in the section entitled “Your Account – How to Buy Shares – Purchase By Wire” in this prospectus.

• Call to notify us of your incoming wire

• Instruct your financial institution to wire your money using the instructions in the section entitled “Your Account – How to Buy Shares – Purchase By Wire” in this prospectus.

By Telephone	Not accepted for initial purchases	• If you have telephone purchase privileges on the account, you may purchase additional shares in the amount of $100 or more using the bank account on record by calling 800-540-6807.
By Internet
• Log onto the Fund’s website at www.brownadvisoryfunds.com

• Click on “Open an Account Today”

• Be prepared to have the required  information to open your new account.

• Accept the terms of the online account application.

• Complete the online account application.

• The Fund will electronically deduct your purchase proceeds from the financial institution you have identified on your account application.

• Note – you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable measures to verify that the order is genuine.

• Log onto the Fund’s website at www.brownadvisoryfunds.com

• Click on “Shareholder Access”

• Provide your User ID and password.

• Select the Transaction/Purchase menu option.

• Follow the instructions provided.

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Your Account – How to Buy Shares

Buying Shares	Opening an Account	Adding to an Account
By Automatic Investment Plan	Not accepted for initial purchases
• Complete the Automatic Investment Plan section of the application or submit a letter of instruction if your account was opened without this being done.

• Attach a voided check to your application or letter of instruction.

• Mail the completed application or letter and voided check.

• Your purchase will be electronically debited from the bank account on record as directed in your request.

General Notes for Buying Shares

Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, third-party check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier’s checks in amounts less than $10,000, or traveler’s check).  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

•
Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “Brown Advisory Funds.”  A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

•
ACH refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.  A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

•	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries.  You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Purchase by Mail.  Follow the instructions outlined in the table above.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, do not constitute receipt by the Transfer Agent.

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Your Account – How to Buy Shares

Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-800-540-6807 to advise the Transfer Agent of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: Brown Advisory Funds, [Insert Fund Name and Class]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  The Fund and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund at 1-800-540-6807.

Purchase by Telephone.  If your account has been open for at least 15 days, and you did not decline telephone privileges on your account application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1-800-540-6807.  You may not make your initial purchase of the Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern Time, shares will be purchased at the price next calculated.  For security reasons, requests by telephone may be recorded.

Purchase by Internet.  You will automatically receive online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions online, including: buy or sell shares of the Fund; use electronic funds transfer to buy or sell shares of the Fund.

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at www.brownadvisoryfunds.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the associated risks.

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Your Account – How to Buy Shares

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and may also record calls. To help safeguard your account, keep your password confidential and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption.  Certain methods of contacting us (such as by Internet) may be unavailable or delayed during periods of unusual market activity.

You can choose not to register for online privileges. If you have online privileges on your account and want to discontinue them, please contact us for instructions. You may reinstate these privileges at any time in writing.

Automatic Investment Plan.  For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the Account Application or call the Transfer Agent at 1-800-540-6807 for additional information.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-800-540-6807 for additional information regarding the Fund’s AIP.

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Your Account – How to Sell Shares

How to Sell Shares

The Fund processes redemption orders received in good order, promptly.  Under normal circumstances, the Fund class will send redemption proceeds to you within 5 business days.  If the Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

Selling Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The Fund name and class
• The dollar amount or number of shares you want to sell
• How and where to send the redemption proceeds
• Obtain a signature guarantee (if required) (See the section entitled “Signature Guarantees” below)
• Obtain other documentation (if required)
• Mail us your request and documentation.

By Wire
• Wire redemptions are only available if you did not decline telephone and Internet options on your account application and you provided a voided check
• Call us with your request (unless you declined telephone and Internet options on your account application) (See the section entitled “By Telephone”) or
• Mail us your request (See the section entitled “By Mail”).

By Telephone
• Call us with your request (unless you declined telephone and Internet options on your account application)
• Provide the following information:
• Your account number
• Exact name(s) in which the account is registered
• Additional form of identification
• Redemption proceeds will be:
• Mailed to you or
• Electronically credited to your account at the financial institution identified on your account application.

By Internet
• Log onto the Fund’s website at www.brownadvisoryfunds.com
• Click on “Shareholder Access”
• Provide your User ID and password.
• Select the Transaction/Redemption menu option.
• Follow the instructions provided.
• Note – you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable measures to verify that the order is genuine.

Systematically
• Complete the systematic withdrawal program section of the application
• Attach a voided check to your application
• Mail us your completed application
• Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application or sent by check to your address of record.

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Your Account – How to Sell Shares

General Notes for Selling Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Fund, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of the Fund’s shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern Time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

By Mail.  You may redeem Fund shares by simply sending a written request to the Transfer Agent.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold Federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Telephone or Wire Redemption.  You may redeem Fund shares by telephone unless you declined telephone privileges on your Account Application. You may also request telephone privileges after your account is opened by calling the Transfer Agent at 1-800-540-6807 for additional information.  A signature guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source will be required of shareholders in order to qualify for or to change telephone privileges on an existing account.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to the Fund at the address listed under “Contacting the Fund.”  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem Fund shares by calling the Transfer Agent at 1-800-540-6807 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern Time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The Transfer Agent will charge a $15 wire fee from your redemption proceeds from any complete share redemption. For partial redemptions, or share specific redemptions, any wire fee will be deducted from your remaining account balance. You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

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Your Account – How to Sell Shares

Prior to executing instructions received to redeem shares by telephone, the Fund will use reasonable procedures to confirm that the telephone instructions are genuine.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Systematic Withdrawal Program. The Fund offers a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month, calendar quarter, or annually.  Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account.  To start this program, your account must have Fund shares with a value of at least $2,500, and the minimum amount that may be withdrawn each month, quarter or annually is $50.  This program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for Federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-800-540-6807 for additional information regarding the SWP.

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Your Account – Exchange Privileges

Exchange Privileges

You may exchange your Fund shares of the same class for shares of certain other Brown Advisory Funds.  Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state.  The Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Equity Income Fund, Brown Advisory Sustainable Growth Fund, Brown Advisory Tax Exempt Bond Fund, Brown Advisory-Somerset Emerging Markets Fund, Brown Advisory-WMC Strategic European Equity Fund, Brown Advisory Mortgage Securities Fund, Brown Advisory-WMC Japan Alpha Opportunities Fund, Brown Advisory Emerging Markets Small-Cap Fund and Brown Advisory Total Return Fund are other mutual funds advised by the Adviser offered in separate prospectuses. To obtain the prospectuses for the afore-mentioned list of funds and the necessary exchange authorization forms, call the Transfer Agent at 1-800-540-6807.  Please read the other prospectus carefully to determine eligibility to exchange into those funds.   Not all Funds available for exchange may be available for purchase in your state.  Because exchanges are a sale and purchase of shares, they may have tax consequences.

If you exchange Fund shares 14 days or less from the date of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.  Please see the section entitled “Your Account – Account and Transaction Policies – Redemption/Exchange Fee” for additional information.

Requirements.  You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges (see “Tools to Combat Frequent Transaction”).  You may exchange your shares by mail or telephone, unless you declined telephone privileges on your account application.  You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Exchanging Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The names of the fund (and class) you are exchanging
• The dollar amount or number of shares you want to sell (and exchange)
• Open a new account and complete an account application if you are requesting different shareholder privileges
• Mail us your request and documentation.

By Telephone
• Call us with your request (unless you declined telephone and Internet options on your account application)
• Provide the following information:
• Your account number
• Exact name(s) in which account is registered
• Additional form of identification.

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Your Account – Account and Transaction Policies

Account and Transaction Polices

Redemption/Exchange Fee.  The sale of Fund shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged 14 days or less from the date of purchase.  The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption/exchange fee is charged for the benefit of its long-term shareholders and is deducted from your proceeds and retained by the Fund to help offset transaction costs.  The Fund reserves the right to waive redemption/exchange fees, withdraw exceptions, or otherwise modify the terms of the redemption/exchange fee at its discretion at any time, to the extent permitted by law.

There are limited exceptions to the imposition of the redemption fee.  The following redemptions are exempt from application of the redemption fee:

•	Redemptions in a deceased shareholder account if such an account is registered in the deceased’s name;

•	Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

•	Redemptions of shares purchased through a dividend reinvestment program;

•	Redemptions pursuant to the Fund’s systematic programs; or

•	Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code (“IRC”), and plans operating consistent with 403(a), 403(b), 408, 408(A), 457, 501(c) and 223(d) of the IRC.

Although the Fund has the goal of applying this redemption/exchange fee to most redemptions of shares held for 14 days or less, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption/exchange fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

Tools to Combat Frequent Transactions.  The Fund is intended for long-term investors and does not accommodate frequent transactions.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  In addition, the Fund discourages excessive, short-term trading and other abusive trading practices and the Fund may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if necessary, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Adviser determines that current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

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Your Account – Account and Transaction Policies

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in their sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise their judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.  If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund account application.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in 2-3 business days.

Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the Fund as well as a $25 service charge imposed by the Transfer Agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  We may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

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Your Account – Account and Transaction Policies

•	If a change of address request has been received by the Transfer Agent within the last 30 days;

•	When requesting a change in ownership on your account; and

•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at 1-800-540-6807 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law.  The Trust has appointed an Anti-Money Laundering Officer to oversee the operation of and compliance with the Trust’s Anti-Money Laundering Program.

No Certificates.  The Fund does not issue share certificates.

Right to Reject Purchases.  The Fund reserves the right to reject or cancel within one business day, without any prior notice, any purchase order, including transactions that, in the judgment of the Adviser, represent excessive trading, may be disruptive to the management of the Fund’s portfolio, may increase the Fund’s transaction costs, administrative costs or taxes, and those that may otherwise be detrimental to the interests of the Fund and its shareholders. The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Fund for the short-term when the markets are highly volatile. The Fund’s right to cancel or revoke such purchase orders would be limited to within one business day following receipt by the Fund of such purchase orders.

Redemption In-Kind.  The Fund generally pays redemption proceeds in cash. However, the Fund reserves the right to pay redemption proceeds to you by a distribution of liquid securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of liquid securities, you could incur brokerage or other charges in subsequently converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts.  To reduce our expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares, or $500 (excluding Qualified Retirement Accounts) with respect to Advisor Shares and Investor Shares, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares, or $500 (excluding Qualified Retirement Accounts) for Advisor Shares and Investor Shares, the Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value.  There are no minimum balance requirements for Qualified Retirement Accounts.

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Your Account – Account and Transaction Policies

Householding.  In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1-800-540-6807 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Confirmations.  If you purchase shares directly from the Fund, you will receive monthly statements detailing Fund balances and all transactions completed during the prior month and a confirmation of each transaction.  Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI.

Policy on Foreign Shareholders.  Shares of the Fund have not been registered for sale outside of the United States.  Accordingly, the Fund generally requires that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses, investors who are clients of the Adviser or its affiliates, or other investors meeting eligibility requirements as determined by the Adviser.  The Fund reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

Canceled or Failed Payments.  The Fund accepts checks and ACH transfers at full value subject to collection.  If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification.  You will be responsible for any actual losses or expenses incurred by the Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.  The Fund and its agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent receives your new address.  In addition, the amount of any outstanding cash distribution checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

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Distributions and Taxes

Distributions

The Fund will declare distributions from net investment income at least quarterly.  Any net capital gain realized by the Fund will be distributed at least annually.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

All distributions of the Fund are reinvested in additional shares, unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares;

(2) receive all distributions in cash; or

(3) reinvest dividends in additional Fund shares while receiving capital gain distributions in cash.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.  Shares become entitled to receive distributions on the day after the shares are issued.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains un-cashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Taxes

The Fund intends to elect and continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, the Fund generally will not be subject to Federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund’s taxable distributions, regardless of whether you reinvest them or receive them in cash.  The Fund’s taxable distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income.  The Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.  A shareholder will also have to satisfy a more than 60-day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rates.  These rate reductions do not apply to corporate taxpayers.

A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

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Distributions and Taxes

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distributions even though the distributions represent a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain or loss. However, any capital loss arising from the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of such foreign taxes paid by it as additional income to each shareholder which would generally permit each shareholder (1) to credit this amount (subject to applicable limitations) or (2) to deduct this amount for purposes of computing its Federal income tax liability.  It is expected that the Fund will be eligible to make this election, although there can be no assurance in this regard.  The Fund will notify you if it makes this election.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

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Financial Highlights

No financial highlights are presented because the Fund had not commenced investment operations prior to the date of this Prospectus.

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Brown Advisory Multi-Strategy Fund Institutional Shares (BXXXX) Investor Shares (BXXXX) Advisor Shares (BXXXX)

FOR MORE INFORMATION

Annual/Semi-Annual Reports
Additional information about the Fund’s investments will be in the Fund’s annual/semi-annual reports to shareholders (when available).  As of the date of this Prospectus, annual and semi-annual reports for the Fund are not available because the Fund had not commenced operations.  Once available, in the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You can get free copies of the Prospectus, SAI and annual/semi-annual reports or other information by visiting the Fund’s website at www.brownadvisoryfunds.com or by contacting the Fund at:

Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
800-540-6807 (toll free)

Securities and Exchange Commission Information
You can also review the Fund’s annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission (“SEC”). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information by visiting the SEC’s website www.sec.gov or, for a fee, e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549
E-mail address:publicinfo@sec.gov

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207	Investment Company Act File No. 811-22708

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46

Subject to Completion—Dated August 15, 2014

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

BROWN ADVISORY EMERGING MARKETS SMALL-CAP FUND

Prospectus October 31, 2014

Institutional Shares (BXXXX)
Investor Shares (BXXXX)
Advisor Shares (BXXXX)

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Summary Section
This important section summarizes the Funds’ objectives, strategies, fees, risks, past performance, portfolio turnover, portfolio manager, your account and other information.

Additional Information About the Fund's Principal Investment Strategies
This section provides details about the Funds’ investment strategies.

Table of Investment Terms

Principal Investment Risks
This section provides details about the Funds’ principal investment risks.

Management
Review this section for information about Brown Advisory, LLC (the “Adviser”), and the people who manage the Funds.

Choosing a Share Class
This section explains the differences between each class of shares and the applicable fees and sales charges.

Your Account
This section explains how shares are valued and how you can purchase and sell Fund Shares.

Distributions and Taxes
This section provides details about dividends, distributions and taxes.

Financial Highlights
Review this section for details on selected financial statements of the Fund.
Summary Section	1

Additional Information about the Funds’ Principal Investment Strategies	7

Table of Investment Terms	9

Principal Risks	11

Management	16
The Adviser	16
The Sub-Adviser	17
Portfolio Manager	17
Other Service Providers	17
Fund Expenses	17

Choosing a Share Class	19
Class Comparison	19
Rule 12b-1 Distribution Fees	20
Shareholder Service Fees	20
Additional Payments to Dealers	20

Your Account	22
How to Buy Shares	25
How to Sell Shares	29
Exchange Privileges	32
Account and Transaction Policies	33

Distributions and Taxes	37
Distributions	37
Taxes	37

Financial Highlights	39

Table of Contents - Brown Advisory Emerging Markets Small-Cap Fund Prospectus

Summary Section – Brown Advisory Emerging Markets Small-Cap Fund

Summary Section

Brown Advisory Emerging Markets Small-Cap Fund

Institutional Shares (Ticker: BXXXX)
Investor Shares (Ticker: BXXXX)
Advisor Shares (Ticker: BXXXX)

Investment Objective

The Brown Advisory Emerging Markets Small-Cap Fund (the “Fund”) seeks to achieve total return by investing principally in equity securities issued by small-capitalization companies established or operating in emerging markets.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%	1.30%
Distribution (12b-1) Fees	None	None	0.25%
Shareholder Servicing Fees	None	0.15%	0.15%
Other Expenses(1)	0.46%	0.46%	0.46%
Acquired Fund Fees and Expenses (2)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.77%	1.92%	2.17%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)
“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds, and they are based on estimated amounts for the current fiscal year.

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Summary Section – Brown Advisory Emerging Markets Small-Cap Fund

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	[ ]	[ ]
Investor Shares	[ ]	[ ]
Advisor Shares	[ ]	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Principal Investment Strategies

Under normal conditions, the Brown Advisory Emerging Markets Small-Cap Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities issued by small capitalization companies that are established or operating in emerging market countries.  These will consist of small capitalization companies in emerging market countries in Latin America, Asia, Eastern Europe, Africa, and the Middle East. The Fund intends to invest primarily in the following countries (others may be added as markets in other countries develop):

•	Asia: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.
•	Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.
•	Eastern Europe: Croatia, Czech Republic, Estonia, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, Turkey, and Ukraine.
•
Africa and the Middle East: Bahrain, Botswana, Egypt, Israel, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

Small capitalization companies are those companies with market capitalizations generally less than $4 billion at the time of purchase.  Equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities such as stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and exchange traded funds (“ETFs”).

The Fund considers a company to be established or operating in emerging market countries if: (i) it is organized under the laws of or maintains its principal office in an emerging market country; (ii) its securities are principally traded on trading markets in emerging markets countries; (iii) it derives at least 50% of its total revenue or profits from either goods or services produced or sales made in emerging markets countries; or (iv) it has at least 50% of its assets in emerging market countries.

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Summary Section – Brown Advisory Emerging Markets Small-Cap Fund

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries that are considered to be outside of emerging markets, which may include other less developed countries as well as developed market countries.  Such less developed countries share many similar attributes with emerging markets countries, however, their markets are not yet considered to be as developed as those in the emerging markets.

The Fund may utilize options, futures contracts and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  The Fund may also invest in participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets.  By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund may invest up to 20% of its net assets in fixed income securities.

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks of the Fund

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Emerging Markets Risk.  The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets.  Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•
Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

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Summary Section – Brown Advisory Emerging Markets Small-Cap Fund

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
ADR and GDR Risk.  ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

•
Derivatives Risk. The risks of investments in options, swaps, futures contracts and options on futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

•	Management Risk. The Fund may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Smaller Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of smaller companies may decline more in response to selling pressures.

•
Liquidity Risk.  Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•
Investments in Other Investment Companies Risk.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

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Summary Section – Brown Advisory Emerging Markets Small-Cap Fund

•
Valuation Risk.  The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance Information

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this prospectus.  Performance information will be available once the Fund has at least one calendar year of performance.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

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Summary Section – Brown Advisory Emerging Markets Small-Cap Fund

Management

Brown Advisory, LLC is the Fund’s investment adviser.  [                                         ]  is the Fund’s sub-adviser.

Investment Sub-Adviser	Portfolio Managers
[ ]	[ ] and [ ] have served as portfolio managers since the Fund’s inception in October 2014.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$5,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

Investment Objective

The Brown Advisory Emerging Markets Small-Cap Fund seeks to achieve total return by investing principally in equity securities issued by small-capitalization companies established or operating in emerging markets.

Principal Investment Strategies

Under normal conditions, the Brown Advisory Emerging Markets Small-Cap Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities issued by small capitalization companies that are established or operating in emerging market countries.  These will consist of small capitalization companies in emerging market countries in Latin America, Asia, Eastern Europe, Africa, and the Middle East.  The Fund will provide shareholders with 60 days’ prior written notice if it changes its 80% investment policy.

The Fund may invest in equity securities, which includes common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Fund may also invest in fixed income securities and private placements. The Fund may utilize options, futures contracts, options on futures and participatory notes. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The Fund intends to invest primarily in the following countries (others may be added as markets in other countries develop):

•	Asia: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.

•	Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.

•	Eastern Europe: Croatia, Czech Republic, Estonia, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, Turkey, and Ukraine.

•
Africa and the Middle East: Bahrain, Botswana, Egypt, Israel, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

The Sub-Adviser’s Investment Process

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Additional Information About the Fund’s Principal Investment Strategies

Temporary Defensive Position
In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and its principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment;

•	Are pursuing a long-term investment goal;

•	Are willing to accept risk of market value fluctuation in the short-term; or

•	Want an investment that focuses only on particular sectors or industries.

The Fund may not be appropriate for you if you:

•	Need regular income or stability of principal;

•	Are pursuing a short-term investment goal or investing emergency reserves; or

•	Cannot tolerate fluctuation in the value of your investments.

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Table of Investment Terms

Set forth below are terms specific to certain of the Fund’s principal investments.

Brown Advisory Emerging Markets Small-Cap Fund
Equity Security(1)	✓
ADRs and GDRs(2)	✓
ETFs(3)	✓
Market Capitalization(4)	✓
Company Fundamentals(5)	✓
Price/Earnings Ratio(6)	✓
Price/Sales Ratio(7)	✓
Price/Cash Flow Ratio(8)	✓
Emerging or Developing Markets(9)	✓
Derivatives(10)	✓

(1)
Equity Security means an equity or ownership interest in a company including common and preferred stock, warrants and securities convertible into common and preferred stock, listed American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), real estate investment trusts (“REITs”) and private placements in these types of securities.

(2)	ADRs and GDRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets.

(3)	ETFs are types of mutual funds that trade like stocks on an exchange. ETFs are usually constructed to track an index, a commodity, or a basket of assets like an index fund.

(4)	Market Capitalization means the value of a company’s common stock in the stock market.

(5)
Company Fundamentals means factors reflective of a company’s financial condition including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.

(6)	Price/Earnings Ratio means the price of a stock divided by the company’s earnings per share.

(7)	Price/Sales Ratio means the amount an investor is willing to pay for a dollar of revenue.

(8)	Price/Cash Flow Ratio means the price of a stock divided by free cash flow per share.

(9)
Emerging or Developing Markets means generally countries other than Canada, the United States or those countries included in the Morgan Stanley Capital International EAFE Index (“MSCI EAFE”). As of September 30, 2014, the countries included in the MSCI EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

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Table of Investment Terms

(10)
Derivatives are financial contracts, the value of which depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes.  Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, participatory notes and swap agreements (including, but not limited to, credit default swaps).  The Fund typically will use derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk or currency risk.  The Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

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Principal Risks

An investment in the Fund is subject to one or more of the principal risks identified in the following table.  The identified principal risks are discussed in more detail in the disclosure that immediately follows the table.  The risks are presented in alphabetical order, not in order of importance or likelihood of occurrence.

Brown Advisory Emerging Markets Small-Cap Fund
ADRs and GDRs Risk	✓
Derivatives Risk	✓
Equity and General Market Risk	✓
ETF Risk	✓
Foreign Securities/Emerging Markets Risk	✓
Investments in Other Investment Companies Risk	✓
Liquidity Risk	✓
Management Risk	✓
New Fund Risk	✓
Smaller Company Risk	✓
Valuation Risk	✓

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program.  The following provides additional information regarding the principal risks that could affect the value of your investment:

American Depositary Receipts (“ADRs”) and Global Depositary Receipts (GDRs) Risk
ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.  GDRs can involve currency risk, since unlike ADRs, they may not be U.S. dollar-denominated

Derivatives Risk
Derivatives are financial instruments that have a value which depends upon, or derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies.  Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on the Fund’s performance.  The successful use of derivatives generally depends on the manager’s ability to predict market movements.

The Fund may use derivatives in various ways.  The Fund may use derivatives as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics.  The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk.  The Fund may use derivatives for leverage.  The Fund may also use derivatives to manage cash.

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Principal Risks

Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, credit risk and general market risks.  The Fund’s use of derivatives may entail risks greater than, or possibly different from, such risks and other Principal Risks to which the Fund is exposed, as described below.  Certain of the different risks to which the Fund might be exposed due to its use of derivatives include the following:

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

Correlation Risk is the risk that derivative instruments may be mispriced or improperly valued and that changes in the value of the derivatives may not correlate perfectly with the underlying asset or security.

Volatility Risk is the risk that, because the Fund may use some derivates that involve economic leverage, this economic leverage will increase the volatility of the derivative instruments as they may increase or decrease in value more quickly than the underlying currency, security, interest rate or other economic variable.

Credit Derivatives Risk is the risk associated with the use of derivatives, which is a highly specialized activity that involves strategies and risks different from those with ordinary portfolio security transactions.  If the Sub-Adviser is incorrect in its forecast of default risks, market spreads or other applicable factors, the Fund’s investment performance would diminish compared with what it would have been if these techniques were not used.  Moreover, even if the Sub-Adviser is correct in its forecast, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged.  The Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction.

Segregation Risk is the risk associated with any requirement, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives.  Such segregation will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Equity and General Market Risk
The Fund’s investments in equity securities may subject the Fund to volatility and the following risks:

•	prices of stock may fall over short or extended periods of time;
•	cyclical movements of the equity market may cause the value of the Fund’s securities to fluctuate drastically from day to day; and
•	individual companies may report poor results or be negatively affected by industry and or economic trends and developments.

In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions.  The net asset value (“NAV”) of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities.  The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  Other general market risks include:

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Principal Risks

•	the market may not recognize what the Sub-Adviser believes to be the true value or growth potential of the stocks held by the Fund;

•	the earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline;

•
the smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock.  The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company;

•	the Sub-Adviser’s judgment as to the growth potential or value of a stock may prove to be wrong; and

•	a decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities.

ETF Risk
Investments in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles ) may involve duplication of certain fees and expenses.  By investing in an ETF, the Fund becomes a shareholder of that ETF.  As a result, Fund shareholders indirectly bear their proportionate share of the ETF’s fees and expenses which are paid by the Fund as a shareholder of the ETF.  These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.  If the ETF fails to achieve its investment objective, the Fund’s investment in the ETF may adversely affect the Fund’s performance.  Investing in an ETF subjects the Fund to these risks affecting the ETF, including the possibility that the value of the underlying securities held by the ETF could decrease.  In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their NAV and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Foreign Securities/Emerging Market Risk
Because the Fund invests in foreign securities, ADRs and GDRs, an investment in the Fund will have the following additional risks:

•	foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets;

•
changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities;

•
fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar;

•
foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation.  There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies;

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Principal Risks

•	foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems;

•	certain foreign brokerage commissions and custody fees may be higher than those in the United States;

•
dividends payable on the foreign securities contained in the Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund’s shareholders; and

•	prices for stock or ADRs and GDRs may fall over short or extended periods of time.

Because the Fund invests in emerging markets, an investment in the Fund will have the following additional risks:

•	information about the companies in emerging markets is not always readily available;

•	stocks of companies traded in emerging markets may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets;

•	greater political and economic uncertainties exist in emerging markets than in developed foreign markets;

•
the securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries;

•	very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets;

•	emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of the Fund;

•	certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar;

•
governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies.  As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could affect the value of the Fund’s investments; and

•	emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

ADR and GDR investments may subject the Fund to the same risks as direct investments in foreign companies.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater affect these risks may have on your investment in the Fund, and as a result, an investment in that Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

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Principal Risks

Investments in Other Investment Companies Risk
Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

Liquidity Risk
Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Sub-Adviser would like.  As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk
The Fund is actively managed and its performance may reflect the Sub-Adviser’s ability to make decisions which are suited to achieving the Fund’s investment objectives.  Due to its active management, the Fund could under perform other mutual funds with similar investment objectives.

New Fund Risk
There can be no assurance that a newly organized Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  Liquidation can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

Smaller Company Risk
Because the Fund invests in smaller companies, an investment in the Fund may have the following additional risks:

•	analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available;

•
securities of many smaller companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies; and

•	changes in the value of smaller company stocks may not mirror the fluctuation of the general market; and

•	more limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks.

For these and other reasons, the prices of smaller capitalization securities can fluctuate more significantly than the securities of larger companies.  The smaller the company, the greater effect these risks may have on that company’s operations and performance.  As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

Valuation Risk
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

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Management

The Fund is a series of Brown Advisory Funds (the “Trust”).  The business of the Trust and the Fund is managed under the oversight of the Board of Trustees (the “Board”).  The Board meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund.  Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Fund’s Statement of Additional Information (“SAI”).

The Adviser

Brown Advisory, LLC.  The Fund’s Adviser is Brown Advisory, LLC, 901 South Bond Street, Suite 400, Baltimore, Maryland 21231.  The Adviser does business under the name of Brown Advisory.  The Adviser is a wholly-owned subsidiary of Brown Advisory Management, LLC, a Maryland limited liability company.  Brown Advisory Management, LLC is controlled by Brown Advisory Incorporated, a holding company incorporated under the laws of Maryland in 1998.  The Adviser and its affiliates (“Brown”) have provided investment advisory and management services to clients for over 10 years. As of September 30, 2014, Brown had approximately $[  ] billion in assets under management and advisement in both discretionary and non-discretionary accounts.

The Adviser receives an advisory fee from the Fund at an annual rate of the Fund’s average daily net assets, as shown below:

Annual Advisory Fee
Brown Advisory Emerging Markets Small-Cap Fund	1.30%

The Fund had not commenced operations prior to the date of this prospectus.

A discussion describing the Board’s approval of the Investment Advisory Agreement between the Adviser and the Trust and the Sub-Advisory Agreement between the Adviser and the Sub-Adviser will be available in the Fund’s Semi-Annual Report to Shareholders dated December 31, 2014.

The Adviser also provides certain business management services to the Fund pursuant to a separate Business Management Agreement.  Pursuant to the Business Management Agreement, the Adviser supervises all aspects of the management and operations of the Fund, which includes monitoring the Fund’s relationships with third-party service providers to the Fund and other related business management services.  For these services, the Fund pays the Adviser a fee of 0.05% of its average daily net assets.

The Trust and Adviser have applied to the Securities and Exchange Commission (“SEC”) for an exemptive order (the “Exemptive Order”) that would permit the Fund and the Adviser, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire sub-advisers for the Fund, change the terms of particular agreements with sub-advisers or continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement (“Manager of Managers Arrangement”).  Within 90 days of retaining a new sub-adviser, shareholders of the Fund will receive written notification of the change.  The Fund’s sole shareholder has approved the Manager of Managers Arrangement.

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Management

The Sub-Adviser

The Fund’s sub-adviser is [              ]

Subject to the general oversight of the Board and the Adviser, the Sub-Adviser is directly responsible for making investment decisions for the Fund.

Portfolio Managers

[                  ]  and [                    ] are the portfolio managers for the Fund and are responsible for day-to-day management of the Fund’s portfolio.

[Portfolio Manager biographical information]

The Fund’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager’s ownership of shares in the Fund.

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) provides certain fund administration, fund accounting and transfer agency services to the Fund.

Quasar Distributors, LLC (the “Distributor”) serves as the Fund’s Distributor and principal underwriter in connection with the offering of the Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.  The Distributor is an affiliate of the Transfer Agent.

U.S. Bank N.A. serves as custodian to the Fund.  The Transfer Agent, the Distributor and U.S. Bank N.A. are affiliates.

Fund Expenses

In addition to the advisory fees discussed above, the Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses.  (Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other investment companies.)  The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to the amounts shown below of each Class’s average daily net assets through October 31, 2016.

	Institutional Shares	Investor Shares	Advisor Shares
Brown Advisory Emerging Markets Small-Cap Fund	2.00%	2.15%	2.40%

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Management

The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser.  The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

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Choosing a Share Class

Class Comparison

The Brown Advisory Emerging Markets Small-Cap Fund offers three classes of shares, Institutional Shares, Investor Shares and Advisor Shares, each designed for specific investors.

The following is a summary of the differences between the three classes for the Fund:

	Institutional Shares	Investor Shares	Advisor Shares
Eligible Shareholder
(i) Investors who meet the investment minimum for Institutional Shares;

(ii) Certain institutions  (financial institutions, corporations, trusts, endowments, foundations, government entities, estates and religious and charitable organizations investing on their own behalf);

(iii) Certain fund of funds;

(iv) Certain pension plans whose sponsors and/or administrators have entered into arrangements with the Fund’s distributor;

(v) Certain investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Fund’s distributor to offer Institutional Shares;

(vi) Current and former trustees of the Fund; and

(vii) Certain other investors that have been approved by the Fund.

Notwithstanding the above, the Fund reserves the right to broaden or limit the eligible shareholders.

(i) Investors who meet the investment minimum for Investor Shares;

(ii) Certain investors investing through omnibus accounts held by financial intermediaries that do not charge transaction fees and have entered into arrangements with the Fund’s distributor to offer Investor Shares.

(i) Investors who meet the investment minimum for Advisor Shares;

(ii) Certain investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Fund’s distributor to offer Advisor Shares; and

(iii) Certain retirement plans whose sponsors and/or administrators have entered into arrangements with the Fund’s distributor.

Initial Sales Charge	None	None	None
Contingent Deferred Sales Charge	None	None	None
Redemption/ Exchange Fee	1.00% if shares are redeemed 14 days or less from purchase	1.00% if shares are redeemed 14 days or less from purchase	1.00% if shares are redeemed 14 days or less from purchase
Ongoing distribution (12b-1) fees	None	None	0.25% of the class’ average daily net assets for the Fund
Shareholder Service Fees	None	0.15% of the Fund’s class’ average daily net assets.	0.15% of the Fund’s class’ average daily net assets.

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Choosing a Share Class

Institutional Shares	Investor Shares	Advisor Shares
Annual Expenses	Lowest expense ratio because there is no Rule 12b-1 distribution/service fee or shareholder service fees.	Higher fees than Institutional Shares because of shareholder service fees and lower fees than Advisor Shares because no Rule 12b-1 distribution/service fee.	Highest expense ratio because of Rule 12b-1 distribution/service fee and shareholder service fees.
Initial Minimum Investment	$1,000,000	$5,000	$2,000

Rule 12b-1 Distribution Fees

The Trust has adopted a Rule 12b-1 distribution plan under which the Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to the percentage shown below of the average daily net assets of Advisor Shares, as applicable.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser, for any distribution service or activity designed to retain Fund shareholders.

Advisor Shares
Brown Advisory Emerging Markets Small-Cap Fund	0.25%

Because the Advisor Shares of the Fund pays distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Shareholder Service Fees

The Trust has adopted a Shareholder Servicing Plan under which the Fund may pay a fee of up to 0.15% for shareholder services provided to the Fund’s Investor Shares and Advisor Shares by financial institutions, including the Adviser.  The types of services for which entities may be compensated under the terms of the Shareholder Servicing Plan include various types of shareholder administrative support services such as assisting shareholders with their fund accounts and records, their fund purchase and redemption orders and other similar types of non-distribution related services involving the administrative servicing of shareholder accounts.  These shareholder servicing fees may be increased without shareholder approval.

Additional Payments to Dealers

In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Adviser or its affiliates may make additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Fund, which includes broker-dealers.  The Adviser has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares.  Accordingly, the Adviser may, out of its own resources, compensate Brown Advisory Securities, LLC for the sales efforts of Brown Advisory Securities, LLC.  These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.  These Additional Payments, which may be significant, are paid by the Adviser or its affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.  Such payments by such parties may create an incentive for these financial institutions such as Brown Advisory Securities, LLC to recommend that you purchase Fund shares.

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Choosing a Share Class

In return for these Additional Payments, the Adviser expects to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments.  Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans.  In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund’s Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds.  Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Fund’s website www.brownadvisoryfunds.com.

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Your Account

How to Contact the Fund	General Information
Write to us at:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight address:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202-5207

Telephone us at:
(800) 540-6807 (toll free)

Visit our Web site at:
www.brownadvisoryfunds.com

You may purchase shares of each Fund class or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, the Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of each Fund class or sell (redeem) such shares at the NAV of a share of that Fund class next calculated (or minus a redemption/exchange fee in the case of redemptions or exchanges) after the Transfer Agent receives your request in proper form (as described in the section entitled “Your Account – How to Buy Shares” in this prospectus).

When and How NAV is Determined

The Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily. Due to the fact that different expenses are charged to the Institutional Class, Investor Shares and Advisor Class shares of the Fund, the NAV of the three classes of the Fund may vary.  The Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Purchase Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern Time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern Time will be priced at the next business day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures as adopted by the Fund’s Board of Trustees.

Fair Value Pricing. Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Under the procedures adopted by the Board, the Board may delegate fair value determinations to the Adviser or third-party pricing services, subject to the supervision of the Board. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

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Your Account

Because the Fund may invest in securities that are traded primarily in foreign markets, a significant gap in time can exist between the time of a particular security’s last trade on a foreign market, and the time at which the Fund calculates its NAV.  If an event that could materially affect the value of the Fund’s  securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV.  In such a case, the Fund may use fair value methods to value such securities.

The Fund may invest in the securities of smaller companies.  The Fund’s investments in securities of smaller companies are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.  Similarly, the Fund may invest in foreign securities and is more likely to require a fair value determination because, among other things, most foreign securities markets close before the Fund values its securities.  The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

Types of Accounts

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).
• Instructions must be signed by all persons required to sign exactly as their names appear on the account

• Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA • The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities
• Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity

• Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

Trusts (including corporate pension plans)
• The trust must be established before an account can be opened

• You must supply documentation to substantiate existence of your organization (i.e. Articles of Incorporation/Formation/Organization, Trust Agreements, Partnership Agreement or other official documents).

• Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

Retirement Accounts

You may invest in Fund shares through an IRA account sponsored by the Adviser, including traditional and Roth IRAs.  The Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

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Your Account

Minimum Investments

To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.  The minimum investment requirements may be waived from time to time.

Type of Account	Minimum Initial ]Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$5,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

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Your Account – How to Buy Shares

How to Buy Shares

Buying Shares	Opening an Account	Adding to an Account

Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)	• Mail your completed application (along with other required documents) and a check to: Brown Advisory Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
• Write your account number on your check

• Send your check with (a) a completed investment slip from a prior statement or confirmation or (b) letter of instruction to:

Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Wire
• Submit your completed application (and other required documents). An account will be established for you and you will be contacted with the account number.

• Instruct your financial institution to wire your money using the instructions in the section entitled “Your Account – How to Buy Shares – Purchase By Wire” in this prospectus.

• Call to notify us of your incoming wire

• Instruct your financial institution to wire your money using the instructions in the section entitled “Your Account – How to Buy Shares – Purchase By Wire” in this prospectus.

By Telephone	Not accepted for initial purchases	• If you have telephone purchase privileges on the account, you may purchase additional shares in the amount of $100 or more using the bank account on record by calling 800-540-6807.
By Internet
• Log onto the Fund’s website at www.brownadvisoryfunds.com

• Click on “Open an Account Today”

• Be prepared to have the required  information to open your new account.

• Accept the terms of the online account application.

• Complete the online account application.

• The Fund will electronically deduct your purchase proceeds from the financial institution you have identified on your account application.

• Note – you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable measures to verify that the order is genuine.

• Log onto the Fund’s website at www.brownadvisoryfunds.com

• Click on “Shareholder Access”

• Provide your User ID and password.

• Select the Transaction/Purchase menu option.

• Follow the instructions provided.

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Your Account – How to Buy Shares

Buying Shares	Opening an Account	Adding to an Account
By Automatic Investment Plan	Not accepted for initial purchases
• Complete the Automatic Investment Plan section of the application or submit a letter of instruction if your account was opened without this being done.

• Attach a voided check to your application or letter of instruction.

• Mail the completed application or letter and voided check.

• Your purchase will be electronically debited from the bank account on record as directed in your request.

General Notes for Buying Shares

Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, third-party check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier’s checks in amounts less than $10,000, or traveler’s check).  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

•
Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “Brown Advisory Funds.”  A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

•
ACH refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.  A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

•	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries.  You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Purchase by Mail.  Follow the instructions outlined in the table above.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, do not constitute receipt by the Transfer Agent.

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Your Account – How to Buy Shares

Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-800-540-6807 to advise the Transfer Agent of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: Brown Advisory Funds, [Insert Fund Name and Class]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  The Fund and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund at 1-800-540-6807.

Purchase by Telephone.  If your account has been open for at least 15 days, and you did not decline telephone privileges on your account application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1-800-540-6807.  You may not make your initial purchase of the Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern Time, shares will be purchased at the price next calculated.  For security reasons, requests by telephone may be recorded.

Purchase by Internet.  You will automatically receive online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions online, including: buy or sell shares of the Fund; use electronic funds transfer to buy or sell shares of the Fund.

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at www.brownadvisoryfunds.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the associated risks.

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Your Account – How to Buy Shares

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and may also record calls. To help safeguard your account, keep your password confidential and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption.  Certain methods of contacting us (such as by Internet) may be unavailable or delayed during periods of unusual market activity.

You can choose not to register for online privileges. If you have online privileges on your account and want to discontinue them, please contact us for instructions. You may reinstate these privileges at any time in writing.

Automatic Investment Plan.  For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the Account Application or call the Transfer Agent at 1-800-540-6807 for additional information.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-800-540-6807 for additional information regarding the Fund’s AIP.

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Your Account – How to Sell Shares

How to Sell Shares

The Fund processes redemption orders received in good order, promptly.  Under normal circumstances, the Fund class will send redemption proceeds to you within 5 business days.  If the Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

Selling Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The Fund name and class
• The dollar amount or number of shares you want to sell
• How and where to send the redemption proceeds
• Obtain a signature guarantee (if required) (See the section entitled “Signature Guarantees” below)
• Obtain other documentation (if required)
• Mail us your request and documentation.

By Wire
• Wire redemptions are only available if you did not decline telephone and Internet options on your account application and you provided a voided check
• Call us with your request (unless you declined telephone and Internet options on your account application) (See the section entitled “By Telephone”) or
• Mail us your request (See the section entitled “By Mail”).

By Telephone
• Call us with your request (unless you declined telephone and Internet options on your account application)
• Provide the following information:
• Your account number
• Exact name(s) in which the account is registered
• Additional form of identification
• Redemption proceeds will be:
• Mailed to you or
• Electronically credited to your account at the financial institution identified on your account application.

By Internet
• Log onto the Fund’s website at www.brownadvisoryfunds.com
• Click on “Shareholder Access”
• Provide your User ID and password.
• Select the Transaction/Redemption menu option.
• Follow the instructions provided.
• Note – you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable measures to verify that the order is genuine.

Systematically
• Complete the systematic withdrawal program section of the application
• Attach a voided check to your application
• Mail us your completed application
• Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application or sent by check to your address of record.

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Your Account– How to Sell Shares

General Notes for Selling Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Fund, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of the Fund’s shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern Time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

By Mail.  You may redeem Fund shares by simply sending a written request to the Transfer Agent.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold Federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Telephone or Wire Redemption.  You may redeem Fund shares by telephone unless you declined telephone privileges on your Account Application. You may also request telephone privileges after your account is opened by calling the Transfer Agent at 1-800-540-6807 for additional information.  A signature guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source will be required of shareholders in order to qualify for or to change telephone privileges on an existing account.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to the Fund at the address listed under “Contacting the Fund.”  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem Fund shares by calling the Transfer Agent at 1-800-540-6807 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern Time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The Transfer Agent will charge a $15 wire fee from your redemption proceeds from any complete share redemption. For partial redemptions, or share specific redemptions, any wire fee will be deducted from your remaining account balance. You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

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Your Account– How to Sell Shares

Prior to executing instructions received to redeem shares by telephone, the Fund will use reasonable procedures to confirm that the telephone instructions are genuine.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Systematic Withdrawal Program. The Fund offers a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month, calendar quarter, or annually.  Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account.  To start this program, your account must have Fund shares with a value of at least $2,500, and the minimum amount that may be withdrawn each month, quarter or annually is $50.  This program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for Federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-800-540-6807 for additional information regarding the SWP.

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Your Account– Exchange Privileges

Exchange Privileges

You may exchange your Fund shares of the same class for shares of certain other Brown Advisory Funds.  Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state.  The Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Equity Income Fund, Brown Advisory Sustainable Growth Fund, Brown Advisory Tax Exempt Bond Fund, Brown Advisory-Somerset Emerging Markets Fund, Brown Advisory-WMC Strategic European Equity Fund, Brown Advisory Mortgage Securities Fund, Brown Advisory-WMC Japan Alpha Opportunities Fund, Brown Advisory Total Return Fund and Brown Advisory Multi-Strategy Fund are other mutual funds advised by the Adviser offered in separate prospectuses. To obtain the prospectuses for the afore-mentioned list of funds and the necessary exchange authorization forms, call the Transfer Agent at 1-800-540-6807.  Please read the other prospectus carefully to determine eligibility to exchange into those funds.   Not all Funds available for exchange may be available for purchase in your state.  Because exchanges are a sale and purchase of shares, they may have tax consequences.

If you exchange Fund shares 14 days or less from the date of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.  Please see the section entitled “Your Account – Account and Transaction Policies – Redemption/Exchange Fee” for additional information.

Requirements.  You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges (see “Tools to Combat Frequent Transaction”).  You may exchange your shares by mail or telephone, unless you declined telephone privileges on your account application.  You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Exchanging Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The names of the fund (and class) you are exchanging
• The dollar amount or number of shares you want to sell (and exchange)
• Open a new account and complete an account application if you are requesting different shareholder privileges
• Mail us your request and documentation.

By Telephone
• Call us with your request (unless you declined telephone and Internet options on your account application)
• Provide the following information:
• Your account number
• Exact name(s) in which account is registered
• Additional form of identification.

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Your Account – Account and Transaction Policies

Account and Transaction Polices

Redemption/Exchange Fee.  The sale of Fund shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged 14 days or less from the date of purchase.  The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption/exchange fee is charged for the benefit of its long-term shareholders and is deducted from your proceeds and retained by the Fund to help offset transaction costs.  The Fund reserves the right to waive redemption/exchange fees, withdraw exceptions, or otherwise modify the terms of the redemption/exchange fee at its discretion at any time, to the extent permitted by law.

There are limited exceptions to the imposition of the redemption fee.  The following redemptions are exempt from application of the redemption fee:

•	Redemptions in a deceased shareholder account if such an account is registered in the deceased’s name;

•	Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

•	Redemptions of shares purchased through a dividend reinvestment program;

•	Redemptions pursuant to the Fund’s systematic programs; or

•	Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code (“IRC”), and plans operating consistent with 403(a), 403(b), 408, 408(A), 457, 501(c) and 223(d) of the IRC.

Although the Fund has the goal of applying this redemption/exchange fee to most redemptions of shares held for 14 days or less, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption/exchange fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

Tools to Combat Frequent Transactions.  The Fund is intended for long-term investors and does not accommodate frequent transactions.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  In addition, the Fund discourages excessive, short-term trading and other abusive trading practices and the Fund may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if necessary, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Adviser determines that current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

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Your Account – Account and Transaction Policies

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in their sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise their judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.  If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund account application.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in 2-3 business days.

Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the Fund as well as a $25 service charge imposed by the Transfer Agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  We may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

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Your Account– Account and Transaction Policies

•	If a change of address request has been received by the Transfer Agent within the last 30 days;

•	When requesting a change in ownership on your account; and

•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at 1-800-540-6807 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law.  The Trust has appointed an Anti-Money Laundering Officer to oversee the operation of and compliance with the Trust’s Anti-Money Laundering Program.

No Certificates.  The Fund does not issue share certificates.

Right to Reject Purchases.  The Fund reserves the right to reject or cancel within one business day, without any prior notice, any purchase order, including transactions that, in the judgment of the Adviser, represent excessive trading, may be disruptive to the management of the Fund’s portfolio, may increase the Fund’s transaction costs, administrative costs or taxes, and those that may otherwise be detrimental to the interests of the Fund and its shareholders. The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Fund for the short-term when the markets are highly volatile. The Fund’s right to cancel or revoke such purchase orders would be limited to within one business day following receipt by the Fund of such purchase orders.

Redemption In-Kind.  The Fund generally pays redemption proceeds in cash. However, the Fund reserves the right to pay redemption proceeds to you by a distribution of liquid securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of liquid securities, you could incur brokerage or other charges in subsequently converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts.  To reduce our expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares, or $500 (excluding Qualified Retirement Accounts) with respect to Advisor Shares and Investor Shares, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares, or $500 (excluding Qualified Retirement Accounts) for Advisor Shares and Investor Shares, the Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value.  There are no minimum balance requirements for Qualified Retirement Accounts.

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Your Account– Account and Transaction Policies

Householding.  In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1-800-540-6807 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Confirmations.  If you purchase shares directly from the Fund, you will receive monthly statements detailing Fund balances and all transactions completed during the prior month and a confirmation of each transaction.  Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI.

Policy on Foreign Shareholders.  Shares of the Fund have not been registered for sale outside of the United States.  Accordingly, the Fund generally requires that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses, investors who are clients of the Adviser or its affiliates, or other investors meeting eligibility requirements as determined by the Adviser.  The Fund reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

Canceled or Failed Payments.  The Fund accepts checks and ACH transfers at full value subject to collection.  If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification.  You will be responsible for any actual losses or expenses incurred by the Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.  The Fund and its agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent receives your new address.  In addition, the amount of any outstanding cash distribution checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

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Distributions and Taxes

Distributions

The Fund will declare distributions from net investment income at least annually.  Any net capital gain realized by the Fund will be distributed at least annually.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

All distributions of the Fund are reinvested in additional shares, unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares;

(2) receive all distributions in cash; or

(3) reinvest dividends in additional Fund shares while receiving capital gain distributions in cash.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.  Shares become entitled to receive distributions on the day after the shares are issued.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains un-cashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Taxes

The Fund intends to elect and continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, the Fund generally will not be subject to Federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund’s taxable distributions, regardless of whether you reinvest them or receive them in cash.  The Fund’s taxable distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income.  The Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.  A shareholder will also have to satisfy a more than 60-day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rates.  These rate reductions do not apply to corporate taxpayers.

A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

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Distributions and Taxes

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distributions even though the distributions represent a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain or loss. However, any capital loss arising from the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of such foreign taxes paid by it as additional income to each shareholder which would generally permit each shareholder (1) to credit this amount (subject to applicable limitations) or (2) to deduct this amount for purposes of computing its Federal income tax liability.  It is expected that the Fund will be eligible to make this election, although there can be no assurance in this regard.  The Fund will notify you if it makes this election.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

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Financial Highlights

No financial highlights are presented because the Fund had not commenced investment operations prior to the date of this Prospectus.

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Brown Advisory Emerging Markets Small-Cap Fund Institutional Shares (BXXXX) Investor Shares (BXXXX) Advisor Shares (BXXXX)

FOR MORE INFORMATION

Annual/Semi-Annual Reports
Additional information about the Fund’s investments will be in the Fund’s annual/semi-annual reports to shareholders (when available).  As of the date of this Prospectus, annual and semi-annual reports for the Fund are not available because the Fund had not commenced operations.  Once available, in the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You can get free copies of the Prospectus, SAI and annual/semi-annual reports or other information by visiting the Fund’s website at www.brownadvisoryfunds.com or by contacting the Fund at:

Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
800-540-6807 (toll free)

Securities and Exchange Commission Information
You can also review the Fund’s annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission (“SEC”). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information by visiting the SEC’s website www.sec.gov or, for a fee, e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549
E-mail address:publicinfo@sec.gov

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207	Investment Company Act File No. 811-22708

19741986.3.BUSINESS
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Subject to Completion - Dated August 15, 2014

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

BROWN ADVISORY FUNDS
October 31, 2014

Investment Adviser: Brown Advisory, LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Account Information and Shareholder Services: Brown Advisory Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701 (800) 540-6807

BROWN ADVISORY STRATEGIC BOND FUND (formerly, Brown Advisory Tactical Bond Fund) Institutional Shares (Not Available for Sale) Investor Shares (Not Available for Sale) Advisor Shares (BATBX)	BROWN ADVISORY TOTAL RETURN FUND Institutional Shares (BXXXX) Investor Shares (BXXXX) Advisor Shares (BXXXX)

BROWN ADVISORY MULTI-STRATEGY FUND Institutional Shares (BXXXX) Investor Shares (BXXXX) Advisor Shares (BXXXX)	BROWN ADVISORY EMERGING MARKETS SMALL-CAP FUND Institutional Shares (BXXXX) Investor Shares (BXXXX) Advisor Shares (BXXXX)

This Statement of Additional Information (the “SAI”) provides additional information to the Prospectus dated October 31, 2014, as may be amended from time to time.  This SAI is not a prospectus and should only be read in conjunction with the Prospectus.  You may obtain the Prospectus without charge by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above or by visiting the Funds’ website at www.brownadvisoryfunds.com.

Investors in the Funds will be informed of the Funds’ progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.  Financial Statements for the Brown Advisory Strategic Bond Fund for the fiscal year ended June 30, 2014, included in the Annual Report to shareholders, are incorporated into this SAI by reference.  Since the Brown Advisory Total Return Fund, the Brown Advisory Multi-Strategy Fund and the Brown Advisory Emerging Markets Small-Cap Fund had not commenced operations prior to the date of this SAI, financial statements for these Funds are not currently available.  The Annual Report for these Funds will become available after these Funds have commenced investment operations and have completed a full year of operations.  Copies of the Annual Report may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above.

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GLOSSARY

As used in this SAI, the following terms have the meanings listed:

“Accountant” means U.S. Bancorp Fund Services, LLC.

“Administrator” means U.S. Bancorp Fund Services, LLC.

“Adviser” means Brown Advisory, LLC, the Funds’ investment adviser.

“Board” means the Board of Trustees of the Trust.

“Bond Fund” means each of Brown Advisory Total Return Fund and Brown Advisory Strategic Bond Fund and may also refer to the income-oriented series of the Trust in which the Brown Advisory Multi-Strategy Fund may invest.

“CFTC” means Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended the rules thereunder, IRS interpretations and any private letter rulings or similar authority upon which the Funds may rely.

“Custodian” means U.S. Bank National Association.

“Distributor” means Quasar Distributors, LLC.

“Equity Funds” means the Brown Advisory Multi-Strategy Fund and may also refer to the equity-oriented series of the Trust in which the Brown Advisory Multi-Strategy Fund may invest.

“Funds” means each of Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Multi-Strategy Fund and Brown Advisory Emerging Markets Small-Cap Fund.  Funds may also refer to the other series of the Trust in which the Brown Advisory Multi-Strategy Fund may invest.

“Independent Trustee” means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

“IRS” means U.S. Internal Revenue Service.

“Moody’s” means Moody’s Investors Service.

“NAV” means net asset value per share.

“NRSRO” means a nationally recognized statistical rating organization.

“SAI” means Statement of Additional Information.

“SEC” means the U.S. Securities and Exchange Commission.

“S&P” means Standard & Poor’s Corporation, a division of the McGraw Hill Companies.

“Sub-Adviser” means a sub-adviser that sub-advises a fund in which the Brown Advisory Multi-Strategy Fund may invest.

“Transfer Agent” means U.S. Bancorp Fund Services, LLC.

“Trust” means Brown Advisory Funds.

“U.S.” means United States.

“USBFS” means U.S. Bancorp Fund Services, LLC.

“U.S. Government Securities” means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended, and including rules and regulations as promulgated thereunder.

“1934 Act” means the Securities Exchange Act of 1934, as amended, and including rules and regulations as promulgated thereunder.

“1940 Act” means the Investment Company Act of 1940, as amended, and including rules and regulations, SEC interpretations and any exemptive order applicable to the Funds or interpretive relief promulgated thereunder.

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THE TRUST

The Trust is a Delaware statutory trust organized on May 1, 2012, and is registered with the SEC as an open-end management investment company.  The Trust’s Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series and classes, with each series representing a separate portfolio of investments with its own investment objectives, policies and restrictions.  The Board may, from time to time, issue additional series, the assets and liabilities of which will be separate and distinct from any other series.  The Trust currently offers seventeen separate investment series, or mutual funds.  This SAI relates only to the Brown Advisory Total Return Fund, the Brown Advisory Strategic Bond Fund, the Brown Advisory Multi-Strategy Fund and the Brown Advisory Emerging Markets Small-Cap Fund (the “Funds”).

As a Delaware statutory trust, the Trust is subject to Delaware law, including the Delaware Statutory Trust Act.  The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the Trust shall be personally liable for the obligations of the Trust or of any series or class thereof except by reason of his or her own acts or conduct.

The Brown Advisory Total Return Fund, the Brown Advisory Multi-Strategy Fund and the Brown Advisory Emerging Markets Small-Cap Fund are diversified series of the Trust.  The Brown Advisory Strategic Bond Fund is a non-diversified series of the Trust.  Please see the Prospectus for a discussion of the principal investment policies and risks of investing in the Funds.

The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

Each Fund’s principal investment strategies and the risks associated with the same are described in the “Summary Section,” “Additional Information about the Funds’ Principal Investment Strategies” and “Principal Risks” sections of the Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that a Fund may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in a Fund’s Prospectus, should not be considered to be a principal strategy (or related risk) applicable to that Fund.

The Brown Advisory Multi-Strategy Fund is a fund-of-funds and invests in various underlying equity and fixed income funds.  For purposes of the descriptions below, references to the “Funds” or the “Equity Funds” include the underlying series of the Trust held by the Brown Advisory Multi-Strategy Fund.  Not all securities or techniques discussed below are eligible investments for each of the Funds.

Equity Securities

Common and Preferred Stock

General. The Equity Funds may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The Equity Funds may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

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Risks. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

Convertible Securities

General. The Equity Funds may invest in convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Risks. Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock. Convertible securities are typically issued by smaller capitalization companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Security Ratings Information. The Equity Funds’ investments in convertible securities are subject to the credit risk relating to the financial condition of the issuers of the securities that each Fund holds. The Equity Funds may purchase convertible securities of any rating – investment grade or non-investment grade. Each Fund may purchase unrated convertible securities and preferred stock if, at the time of purchase, the Adviser or Sub-Advisers believe that they are of comparable quality to rated securities that the Fund may purchase.

Unrated securities may not be as actively traded as rated securities. The Equity Funds may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser or Sub-Advisers to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser or Sub-Advisers determine that retaining such security is in the best interests of the Equity Funds. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Equity Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser or Sub-Advisers will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates.

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Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. See Appendix A for additional information on credit ratings.

Warrants

General. The Equity Funds may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

Risks. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

Depositary Receipts

General. The Equity Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Holding Company Depositary Receipts (“HOLDRs”), New York Registered Shares (“NYRs”) or American Depositary Shares (“ADSs”). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs are issued by European financial institutions and typically trade in Europe and GDRs are issued by European financial institutions and typically trade in both Europe and the United States. HOLDRs trade on the American Stock Exchange and are fixed baskets of U.S. or foreign stocks that give an investor an ownership interest in each of the underlying stocks. NYRs, also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market. ADSs are shares issued under a deposit agreement that represents an underlying security in the issuer’s home country. (An ADS is the actual share trading, while an ADR represents a bundle of ADSs.) The Equity Funds invests in depositary receipts in order to obtain exposure to foreign securities markets. For purposes of a Fund’s investment policies, the Fund’s investment in an ADR will be considered an investment in the underlying securities of the applicable foreign company.

Risks. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Foreign Securities

The Equity Funds may invest in foreign securities.  Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund’s assets. The Equity Funds [and the Brown Advisory Total Return Fund (the Brown Advisory Total Return Fund may invest up to 10% of its net assets)], may invest in non-US dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

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In addition, interest and dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the U.S. Foreign accounting, auditing and financial reporting standards differ from those in the U.S. and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Emerging Markets

Investing in emerging markets can have more risk than investing in developed foreign markets.  The risks of investing in these markets may be exacerbated relative to investments in foreign markets.  Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems.  It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets.  Currency values may fluctuate more in developing or emerging markets.  Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies.  In addition, emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of the Fund.  Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar.  For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater effect these risks may have on the Fund.

European Securities Risks

European countries can be significantly affected by the actions of their own individual governments as well as the actions of other European institutions, such as the European Union (“EU”), the European Economic and Monetary Union (“EMU”) and the European Central Bank.  The EU is an intergovernmental and supranational union consisting of 28 member states.  One of the key responsibilities of the EU is to create and administer a unified trade policy.  The member states created the EMU that established different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation.  Member states relinquish their monetary control to the European Central Bank and use a single unified currency, the euro.

Investments in Europe are also subject to currency risks.  Further, because many countries are dependent on foreign exports, any fluctuations in the euro exchange rate could have a negative effect on an issuer’s profitability and performance.

The EU has been extending its influence to the east as it has accepted several new Eastern European countries as members.  Some of the new members remain burdened by the inherited inefficiencies of centrally planned economies.  Additionally, these countries are dependent on Western Europe for trade and credit.  The current and future status of the EU continues to be the subject of political and regulatory controversy, with widely differing views both within and between member countries.

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The European financial markets have experienced uncertainty over the past few years, largely because of concerns about rising government debt levels and increased budget deficits.  Political and regulatory responses to address structural and policy issues have created even greater instability throughout the region.  The high levels of public debt increases the likelihood that certain European issuers will either default or restructure their debt obligations, which would have a negative effect on asset values.  The use of austerity measures in countries such as Spain, Italy, Greece, Portugal and Ireland during times in which the eurozone has high levels of unemployment has limited economic growth.  European countries can be adversely affected by the tight fiscal and monetary controls that the EMU requires its members to comply with.  Due to the severity and prolonged economic crisis in Europe, it is possible that one or more of the EU members could abandon the euro and revert to a national currency, or otherwise cease to be a member of the EU.  Although it is impossible to predict the effects of one or more countries exiting the EU, the outcome would likely lead to economic instability that would impact not only the EU member countries but the global economy as well.

Derivatives

Some of the instruments in which the Funds may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index.  These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments.  The market value of derivative instruments and securities sometimes may be more volatile than those of other instruments and each type of derivative instrument may have its own special risks.

Some over-the-counter derivative instruments may expose a Fund to the credit risk of its counterparty.  In the event the counterparty to such a derivative instrument becomes insolvent, a Fund potentially could lose all or a large portion of its investment in the derivative instrument.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance.  In addition, when used for hedging purposes, no assurance can be given that each derivative position will achieve a close correlation with the security or currency that is the subject of the hedge, or that a particular derivative position will be available when sought by the Adviser.  While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.  Certain derivatives may create a risk of loss greater than the amount invested.

Credit Default Swaps

General

The Brown Advisory Strategic Bond Fund may utilize credit default swaps (CDS) to gain exposure to the high-yield bond market.  This may be in the form of swaps on individual companies or CDS indices.  The Fund may use CDS to gain long or short exposure to the underlying credit and/or index of credits.  The notional value of the Fund’s exposure to credit default swaps may be up to 40% of the Fund’s total asset value.  At all times, the Fund will hold cash or equivalents at least equal to this notional value.

A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).  The Fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

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Risks of Credit Default Swaps

The Brown Advisory Strategic Bond Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the Fund would function as the counterparty referenced in the preceding paragraph.  This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default.  The purchase of credit default swaps involves costs, which will reduce the Fund’s return.

Options and Futures

General

A Fund may (1) purchase or write options on securities in which it may invest or on market indices based in whole or in part on the securities in which it may invest; (2) invest in futures contracts on market indices based in whole or in part on securities in which it may invest; and (3) purchase or write put and call options on these futures contracts.  A Fund will participate in such transactions to enhance the Fund’s performance or hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

Options purchased or written by a Fund must be traded on an exchange or over-the-counter. Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

The Funds may invest in options and futures for purposes of achieving its investment objective, portfolio management, risk mitigation, hedging, equitizing cash or for purposes of enhancing total return. If a Fund will be financially exposed to another party due to its investments in options or futures, the Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require and will maintain either: (1) an offsetting (“covered”) position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and/or liquid debt securities with a value sufficient at all times to cover its potential obligations. A Fund will set aside cash, liquid securities and other permissible assets (“Segregated Assets”) on the books and records of the Fund’s Custodian. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

To the extent the Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”)

Options and Futures Contracts

Options on Securities. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

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Options on Stock Indices. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

Options on Foreign Currency (Brown Advisory Multi-Strategy Fund). Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Options on Futures. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Futures Contracts and Index Futures Contracts. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price.

An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

A municipal bond futures contract is based on the value of the Bond Buyer Index (“BBI”) which is comprised of 40 actively traded general obligation and revenue bonds. The rating of a BBI issue must be at least “A.” To be considered, the issue must have at least 19 years remaining to maturity, a first call date between 7 and 16 years, and at least one call at par prior to redemption. No physical delivery of the securities is made in connection with municipal bond futures. Rather these contracts are usually settled in cash if they are not closed out prior to their expiration date.

A Treasury bond futures contract is based on the value of an equivalent 20-year, 6% Treasury bond. Generally, any Treasury bond with a remaining maturity or term to call of 15 years as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to a Treasury bond futures contract. A Treasury note futures contract is based on the value of an equivalent 10-year, 6% Treasury note. Generally, any Treasury note with a remaining maturity or term to call of 6 1/2 years or 10 years, respectively, as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to Treasury note futures contract.

Since a number of different Treasury notes will qualify as a deliverable security upon the exercise of the option, the price that the buyer will actually pay for those securities will depend on which ones are actually delivered. Normally, the exercise price of the futures contract is adjusted by a conversion factor that takes into consideration the value of the deliverable security if it were yielding 6% as of the first day of the month in which the contract is scheduled to be exercised.

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Risks of Options and Futures Transactions

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund’s ability to limit exposures by closing its positions. The potential loss to a Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by a Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund’s activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund’s yield.

Short Sales

A Fund may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security.  A short sale involves the sale of a security that the Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale.  When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain.  Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

Typically, the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale).  While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.  When a short position is closed out, it may result in a short term capital gain or loss for federal income tax purposes.  To the extent that in a generally rising market a Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales.

Typically, the Fund will only make short sales “against the box.”  However, the dollar amount of short sales at any one time (not including short sales against the box) may not exceed 25% of the net assets of the Fund, and it is expected that normally the dollar amount of such sales will not exceed 10% of the net assets of the Fund.

Participatory Notes

Certain of the Equity Funds may invest in participatory notes which are issued by banks or broker-dealers and that are designed to replicate the performance of certain corporate issuers and markets.  Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter.  The performance results of participatory notes will not replicate exactly the performance of the corporate issuers or markets that the notes seek to replicate due to transaction costs and other expenses.  Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate.  The holder of a participatory note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as is would if it directly owned the underlying security or instrument.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Fund.  Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes.  Participatory notes involve transaction costs.  Participatory notes may be considered illiquid and, therefore, participatory notes considered illiquid will be subject to the Fund’s percentage limitation for investments in illiquid securities.

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Illiquid and Restricted Securities

Illiquid Securities.  Each Fund may not invest more than 15% of the value of its net assets in illiquid securities.  The Adviser and Sub-Advisers will monitor the amount of illiquid securities in the Funds’ portfolios, under the supervision of the Board, to ensure compliance with each Fund’s investment restrictions. If securities that were liquid at the time of purchase subsequently become illiquid and result in a Fund holding illiquid securities in excess of 15% of its net assets, the Fund will no longer purchase additional illiquid securities and will reduce its holdings of illiquid securities in an orderly manner, but it is not required to dispose of illiquid holdings immediately if it is not in the interest of the Fund.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  As described below, in some cases, securities subject to legal or contractual restrictions on resales may not be deemed to be illiquid (see “Restricted Securities” below).  Mutual funds do not typically hold a significant amount of these illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Funds might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

Restricted Securities.  The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Funds may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(a)(2) of the Securities Act (“4(a)(2) Paper”).  The Adviser or Sub-Advisers, as appropriate, will determine the liquidity of Rule 144A securities and 4(a)(2) Paper under the supervision of the Adviser and the Board.  The liquidity of Rule 144A securities and 4(a)(2) Paper will be monitored by the Adviser and Sub-Advisers, as appropriate, and if as a result of changed conditions it is determined that a Rule 144A security or 4(a)(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what action, if any, is appropriate.  A Fund may determine that it is appropriate to continue to hold such instrument for a period of time to avoid a distressed sale which would be harmful to shareholders.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Valuation Committee and the Adviser, pursuant to guidelines approved by the Board. The Adviser and the Sub-Advisers (under the supervision of the Adviser), determine and monitor the liquidity of the portfolio securities and report periodically on their decisions to the Board. In making such determinations they take into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

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Private placement and other restricted securities may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Restricted securities that are “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities. The Adviser or Sub-Advisers will evaluate the liquidity characteristics of restricted securities on a case-by-case basis and will consider the factors described above in connection with its evaluation.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser or Sub-Advisers may determine that the securities are liquid.

Risks. Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of private placements, restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

Investment Company Securities

Open-End and Closed-End Investment Companies

General. The Funds may invest in other open-end and closed-end investment companies consistent with the Funds’ investment objectives and strategies. Each Fund may also invest in money market mutual funds, pending investment of cash balances. Each Fund will limit its investment in the securities of other open-end and closed-end investment companies to the extent permitted by the 1940 Act. With certain exceptions, such provisions generally permit the Funds to invest up to 5% of their assets in another investment company, up to 10% of their assets in investment companies generally and hold up to 3% of the shares of another investment company, and may invest greater than 10% of their assets in other investment companies subject to applicable provisions of the 1940 Act and the rules adopted thereunder. The Funds’ investment in other investment companies may include money market mutual funds, which are not subject to certain of the percentage limitations set forth above.

Risks. Each Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in closed-end companies that invest primarily in the common stock of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Equity Securities – Foreign Securities Risks” above.

Exchange-Traded Funds and Exchange-Traded Notes

General. The Funds may invest in exchange-traded funds (“ETFs”).  ETFs are investment companies that are bought and sold on a securities exchange.  An ETF represents a fixed portfolio of securities designed to track a particular market segment or index.  The Brown Advisory Strategic Bond Fund and the Brown Advisory Multi-Strategy Fund may also invest in exchange-traded notes (“ETNs”), which are structured debt securities.  Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. Most ETFs and ETNs are designed to track a particular market segment or index. ETFs and ETNs have expenses associated with their operation, typically including, with respect to ETFs, advisory fees. When the Funds invest in an ETF or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses.  A Fund’s investments in ETFs are also subject to the limitations on investments in other investment companies discussed above.

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Risks. The risks of owning an ETF or ETN generally reflect the risks of owning the underlying market segment or index it is designed to track. Lack of liquidity in an ETF, however, could result in it being more volatile than the underlying portfolio of securities. In addition, a Fund will incur expenses in connection with investing in ETFs and ETNs that may increase the cost of investing in the ETF or ETN versus the cost of directly owning the securities in the ETF or an ETN. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer.

Trust Securities and Unit Investment Trusts

General. The Equity Funds may invest in trusts and unit investment trusts (“UITs”), including HOLDRS. HOLDRS are trust-issued receipts that represent beneficial ownership in the specific group of stocks held by the issuing trust. UITs are registered investment companies that are similarly unmanaged, or passively managed, and as such generally hold a static portfolio of securities, or track an index. The liabilities of trusts (including HOLDRS trusts) and UITs incur some expenses in connection with their operations; thus, when the Funds invest in a trust, HOLDR or UIT, in addition to directly bearing expenses, associated with its own operations, it will bear its pro rata portion of the trust’s. HOLDRS’ or UIT’s expenses. Like ETFs, HOLDRS are exchange-listed and, therefore, may be purchased and sold on the secondary market.

Risks. The risks of owning a trust security (including a HOLDR) or a UIT security generally reflect the risks of owning the securities in the trust or UIT’s portfolio. Due to the unmanaged or passively managed nature or such vehicles, the relative weights of their portfolio securities may change over time, resulting in a change in the nature of the investment. In addition, due to the additional expenses associated with trusts (including HOLDRS trusts) and UITs, it may be more costly to own their securities than it would be directly to own their portfolio securities. In addition, there could be a lack of liquidity in the secondary market for HOLDRS, which could cause the market for HOLDRS to be more volatile than the market for the underlying portfolio securities.

Other Pooled Investment Vehicles

General. The Brown Advisory Strategic Bond Fund and the Brown Advisory Multi-Strategy Fund may invest in pooled investment vehicles, including limited partnerships. Examples of such vehicles include private equity funds and private equity funds of funds. A private equity fund generally invests in non-public companies that the fund’s manager believes will experience significant growth over a certain time period. A private equity fund of funds invests in other private equity funds of the type described. Investments in private equity funds, once made, typically may not be redeemed for several years, though they may be sold to other investors under certain circumstances.

Risks. To the extent that the Brown Advisory Strategic Bond Fund and the Brown Advisory Multi-Strategy Fund invest in Pooled Investment Vehicles, such investments may be deemed illiquid. (See “Illiquid and Restricted Securities” for the risks of investing in illiquid securities above). In addition, a Fund will bear its ratable share of such vehicles’ expenses, including its management expenses and performance fees. Performance fees are fees paid to the vehicle’s manager based on the vehicle’s investment performance (or returns) as compared to some benchmark. The fees a Fund pays to invest in a Pooled Investment Vehicle may be higher than the fees it would pay if the manager of the Pooled Investment Vehicle managed the Fund’s assets directly. Further, the performance fees payable to the manager of a Pooled Investment Vehicle may create an incentive for the manager to make investments that are riskier or more speculative than those it might make in the absence of an incentive fee.

Segregated Assets. Under certain circumstances, the Brown Advisory Strategic Bond Fund and the Brown Advisory Multi-Strategy Fund may be subject to SEC guidelines regarding asset segregation, or coverage, with respect to investments by a Fund in Pooled Investment Vehicles. A Fund will comply with such SEC guidelines, including, as necessary, by designating on its books or maintaining in a separate account, cash, liquid securities and other permissible assets. As prescribed by SEC guidelines, the value of such assets will be at least equal to each Fund’s commitment to the relevant Pooled Investment Vehicle(s) and will be marked to market daily.

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Fixed Income Securities

Municipal Securities

General. A Fund may invest in municipal securities. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories, and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports).

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation or revenue bonds or notes. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities, or the proceeds of a special excise tax or other specific revenue source, but not from the issuer’s general taxing power. The Fund will not invest more than 25% of its total assets in a single type of revenue bond. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment, and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

Puerto Rico Municipal Securities. A Fund may invest in municipal securities issued by U.S. Territories. Investments in the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial Federal assistance and favorable tax programs that have recently become subject to phase out by Congress.

U.S. Government Securities

General. Each Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States; by the right of the issuer to borrow from the U.S. Treasury; by the discretionary authority of the U.S. Treasury to lend to the issuer; or solely by the creditworthiness of the issuer. Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

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Corporate Debt Obligations

General. The Funds may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Funds may also invest in corporate fixed income securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

Mortgage-Backed Securities

General. A Fund may invest in mortgage-backed securities. Mortgage-backed securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions, which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-backed securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-backed securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-backed security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities’ effective maturities.

Government and Agency Mortgage-Backed Securities. The Funds may invest in government agency and mortgage-backed securities. The principal issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association (“GNMA”), Fannie Mae (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). GNMA, a wholly-owned U.S. Government corporation creates pass-through securities from pools of government guaranteed (Farmers’ Home Administration, Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA and Freddie Mac are U.S. Government-sponsored corporations and are subject to regulation by the Office of Federal Housing Enterprise Oversight (“OFHEO”). Both issue pass-through securities from pools of conventional and Federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations, and the U.S. government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. government will always do so or would do so yet again.  Congress has been considering proposals to reduce the U.S. Government’s role in the mortgage market and whether to wind down Fannie Mae and Freddie Mac.  The proposals include, among others, whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated.  Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations over certain accounting, disclosure and corporate governance matters, which may have an adverse effect on these entities.  As a result, the future of Fannie Mae and Freddie Mac is uncertain, as is the impact of such proposals, actions and investigations on the Funds’ investments in securities issued by Fannie Mae and Freddie Mac.

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Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  Each Fund will invest in securities of such agencies or instrumentalities only when the Adviser or Sub-Advisers is satisfied that the credit risk is acceptable.

Privately Issued Mortgage-Backed Securities. A Fund may invest in privately issued mortgage-backed securities. Mortgage-backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

Stripped Mortgage-Backed Securities. A Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are multi-class mortgage-backed securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

Collateralized Mortgage Obligations. A Fund may invest in collateralized mortgage obligations (“CMOs”) that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA (“Mortgage Assets”). CMOs are multiple-class debt obligations. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as “tranches”) of CMOs have priority over other classes with respect to the receipt of mortgage prepayments. Each tranch is issued at a specific or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues in all tranches on a monthly, quarterly or semi-annual basis. Payments of principal and interest on Mortgage Assets are commonly applied to the tranches in the order of their respective maturities or final distribution dates, so that generally, no payment of principal will be made on any tranch until all other tranches with earlier stated maturity or distribution dates have been paid in full.

Risks – Specific to Mortgage-Backed Securities. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets’ perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund’s yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of fixed income securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund’s yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, increasing their sensitivity to changes in market interest rates. To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

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To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection; or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

Asset-Backed Securities

General. A Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization. Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

Risks – Specific to Asset-Backed Securities. Like mortgages-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market’s ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

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Variable Amount Master Demand Notes

General. The Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria. All variable amount master demand notes acquired by a Fund will be payable within a prescribed notice period not to exceed seven days.

Variable and Floating Rate Securities

A Fund may invest in variable and floating rate securities. Fixed Income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. A Fund intends to purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Adviser will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of the Fund’s investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Non-U.S. Dollar Denominated Securities and Other Fixed Income Securities

Each Fund may invest in short-term money market instruments issued in the U.S. or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include repurchase agreements, short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s or in similar other money market securities. Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund’s performance.

Each Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g. the European Currency Unit).

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A Fund may invest in non-U.S. dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

Inflation-Protected Securities.

A Fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), to the extent permitted by the Prospectus. U.S. TIPS are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The Fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the Fund purchases in the secondary market U.S. TIPS whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The Fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company (“RIC”) and to eliminate any fund-level income tax liability under the Code.

Infrastructure Investments.

The Funds may invest in securities and other obligations of U.S. and non-U.S. issuers providing exposure to infrastructure investment.  Infrastructure investments may be related to physical structures and networks that provide necessary services to society, such as transportation and communications networks, water and energy utilities, and public service facilities.  Securities, instruments and obligations of infrastructure-related companies and projects are more susceptible to adverse economic or regulatory occurrences affecting their industries.  Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.  Infrastructure companies and projects also may be affected by or subject to (i) regulation by various government authorities, including rate regulation; (ii) service interruption due to environmental, operational or other mishaps; (iii) the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and (iv) general changes in market sentiment towards infrastructure and utilities assets.

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Short-Term Instruments

The Funds may invest in short-term money market instruments issued in the U.S. or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include repurchase agreements, short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s or in similar other money market securities. Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund’s performance.

Risks of Debt Securities

General. Yields on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by Brown Advisory Strategic Bond Fund may be supported by credit and liquidity enhancements such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, general domestic and foreign banks.

Certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity. Issuers may prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Interest Rate Risk. The market value of the interest-bearing debt securities held by a Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates. As a result, an investment in a Fund is subject to risk even if all debt securities in the Fund’s investment portfolio are paid in full at maturity.

Credit Risk. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities. The financial condition of an issuer of a debt security held by the Fund may cause it to default on interest or principal payments due on a security. This risk generally increases as security credit ratings fall.

To limit credit risk, each Fund may purchase unrated fixed income securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase. It is anticipated that the average credit rating of the fixed income securities held by the Brown Advisory Total Return Fund will be “Aa” as per Moody’s or “AA” as per S&P.

The Strategic Bond Fund may invest up to [5]% of its assets in “distressed securities” rated at the time of purchase D by S&P or C by Moody’s or (ii) unrated investment grade and non-investment grade, but determined to be of comparable quality by the Adviser (see “Distressed Debt Securities” or “Junk Bond Risk” below).

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A Fund may retain securities whose rating has been lowered below the lowest permissible rating category if the Adviser determines that retaining such security is in the best interests of the Fund.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. The rating of an issuer is a rating agency’s view of potential developments related to the issuer and may not necessarily reflect actual outcomes. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to a issuer and the time a rating is assigned and updated.

High Yield Debt or Junk Bond Securities.   The Brown Advisory Total Return Fund will limit its investments in High Yield or Junk Bond securities to no greater than [20%] of the Fund’s total assets. The Brown Advisory Strategic Bond Fund has no limit with respect to its investments in High Yield or Junk Bond securities.  High Yield or Junk Bonds are regarded as debt securities with an S&P or Moody’s rating of BB/Ba or lesser.  See Appendix A for additional information on the bond ratings of Moody’s and S&P.

Distressed Debt Securities. The Brown Advisory Strategic Bond Fund will limit its investment in distressed debt securities, rated as low as C by Moody’s or D by S&P, to [5%] of each Fund’s total assets. Distressed debt securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic or political conditions. See Appendix A for additional information on the bond ratings of Moody’s and S&P.

Foreign Debt Securities Risks. To the extent that a Fund invests in fixed income securities of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Equity Securities – Foreign Securities Risks” above.

Foreign Currencies Transactions

General

A Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may conduct foreign currency exchange transactions either on a cash basis or at the rate prevailing in the foreign exchange market.

A Fund may enter into a forward foreign currency contract. A forward currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. At or before settlement of a forward currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If a Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. Each Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

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Forward contracts are considered “derivatives,” financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, each Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes.

Risks

Foreign currency transactions involve certain costs and risks. A Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser or Sub-Advisers are inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for a Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to a Fund.

Leverage Transactions

General

Each Fund may use leverage to increase potential returns. Each Fund does not currently intend to use leverage in excess of 5% of total assets. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to a Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. A Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to a Fund from investing the cash will provide investors with a potentially higher return. (See “Risks” below.)

Borrowing. Each Fund may borrow money as a temporary measure for extraordinary or emergency purposes in amounts up to 33 1/3% of the Fund’s total assets at the time of borrowing.  Each Fund may invest in reverse repurchase agreements for other than temporary or emergency purposes, but such investments in reverse repurchase agreements are limited to up to 33 1/3% of the Fund’s total assets at the time of investment.  Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to these limitations, though such investments may be limited by collateral requirements to cover these positions, as disclosed below under “Reverse Repurchase Agreements.”

Senior Securities. Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, excluding holidays and Sundays, to an extent that the asset coverage shall be at least 300%. In accordance with Section 18, a Fund will not mortgage, pledge or hypothecate its assets in an amount exceeding 33 1/3% of the value of its total assets.

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Securities Lending.  A Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions.

In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund’s loans permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.

The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, a Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, a Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, a Fund will have to cover the loss when repaying the collateral.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Reverse Repurchase Agreements.  Each Fund may enter into reverse repurchase agreements which are transactions in which a Fund sells a security and simultaneously agrees to repurchase that security from the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. Such reverse repurchase agreements would represent no more than 15% of a Fund’s assets.

Securities loans, repurchase agreements and reverse repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund’s loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.  Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities such Fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities.  During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

When-Issued Securities and Forward Commitments. Each Fund may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

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When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund (except Brown Advisory Total Return Fund) if, as a result, more than 25% of the Fund’s total assets would be committed to such transactions.

Risks

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of a Fund’s securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Repurchase Agreements

General

The Funds may enter into repurchase agreements which are transactions in which a Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later.  If a Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.  For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security subject to the repurchase agreement. Repurchase agreements are not considered to be the making of loans for purposes of the Funds’ fundamental investment limitations.

Risks

Repurchase transactions also involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. A Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss of principal or a decline in interest payments regarding affected securities. Failure by the other party to deliver a security or currency purchased by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk.

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Recent Market Events

Recent events have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign markets have been experiencing increased volatility and turmoil, and it is uncertain whether or for how long these conditions will continue.  In response, the U.S. Government and other governments have taken a number of unprecedented actions designed to support certain sovereign governments, financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

Temporary Defensive Position

Under normal circumstances, each Fund may have money received from the purchase of Fund shares, or money received on the sale of its portfolio securities for which suitable investments consistent with such Fund’s investment objectives are not immediately available.  Under these circumstances, each Fund may have such monies invested in cash or cash equivalents in order to earn income on this portion of its assets.  Cash equivalents include investments such as short-term U.S. Government Securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

In addition, each Fund may reduce its holdings in equity and other securities and may invest in cash, cash equivalents and prime quality instruments for temporary defensive purposes, during periods in which the Adviser or Sub-Advisers believe changes in economic, financial or political conditions make it advisable. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser or Sub-Advisers to be of comparable quality.

INVESTMENT LIMITATIONS

For purposes of all investment policies of each Fund: (1) the term “1940 Act” includes the rules thereunder, SEC interpretations and any exemptive order upon which a Fund may rely; and (2) the term “Code” includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which a Fund may rely.

The Funds have adopted the following policies and investment restrictions as fundamental policies (unless otherwise noted), which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

Fundamental Limitations

Each Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval.

1.	Borrowing Money

Each Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund’s total assets.

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2.	Concentration

Each Fund may not purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry.  For purposes of this limitation, there is no limit on: (1) investments in U.S. government securities, in repurchase agreements covering U.S. government securities, in tax-exempt securities issued by the states, territories or possessions of the United States (“municipal securities”) or in foreign government securities; or (2)  investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, a Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

For the Brown Advisory Total Return Fund, (1) “mortgage related securities,” as that term is defined in the 1934 Act, are treated as securities of an issuer in the industry of the primary type of asset backing the security, (2) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (3) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

3.	Diversification

Excluding the Brown Advisory Strategic Bond Fund, with respect to 75% of the Fund’s total assets, a Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The District of Columbia, each state and territory, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which the District of Columbia, a state or territory is a member is deemed to be a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision is treated as the issuer. Similarly, in the case of private activity bonds, if the bond is backed only by the assets and revenues of the non-governmental user, then the non-governmental user is treated as the issuer. If in either case, however, the creating government or some other agency guarantees a security, that guarantee is considered a separate security and is treated as an issue of such government or other agency.

The Brown Advisory Strategic Bond Fund is non-diversified, which means that there is no restriction under the Investment Company Act of 1940 on how much the Fund may invest in the securities of one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund is required to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each taxable quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets.  In addition, the Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of its total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.  As a non-diversified investment company, the Fund may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

4.	Underwriting Activities

A Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Table of Contents - Statement of Additional Information

5.	Making Loans

A Fund may not make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

6.	Purchases and Sales of Real Estate

A Fund may not purchase or sell real estate, except that, to the extent permitted by law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7.	Purchases and Sales of Commodities

A Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8.	Issuance of Senior Securities

A Fund may not issue senior securities except pursuant to Section 18 of the 1940 Act, the rules and regulations thereunder, and any applicable exemptive or interpretive relief.

With respect to Fundamental Limitation #2, the Brown Advisory Strategic Bond Fund will limit investments in foreign government securities to no more than 25% of the Fund’s total assets.

MANAGEMENT
Trustees and Executive Officers

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the funds managed by the Adviser (together, the “Funds”).  The Board, in turn, elects the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and each of the Funds.  The current Trustees and Officers of the Trust, their ages and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held during the past five years are set forth in the table below.

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust(1)
Henry H. Hopkins Age: 71 c/o Brown Advisory, LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee	Indefinite Term; Since May 2012	Retired; Formerly, Vice President and Chief Legal Counsel, T. Rowe Price Associates, Inc. (investment management firm) (1998 to 2008)	18	None

Table of Contents - Statement of Additional Information

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Kyle P. Legg Age: 62 c/o Brown Advisory, LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee	Indefinite Term; Since May 2012	Retired; Formerly President and Chief Executive Officer, Legg Mason Capital Management, LLC (investment management firm) (2006 to 2009)	18	Director, SunTrust Banks, Inc. (bank holding company) (since 2011) Director, Eastman Kodak Co. (printing equipment and supplies company) (2010 to 2013)
Thomas F. O’Neil III Age: 57 c/o Brown Advisory, LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee	Indefinite Term; Since May 2012	President, The Saranac Group LLC (strategic consulting firm) (since 2010) Formerly, Executive Vice Chairman (previously, Senior Vice President, General Counsel and Secretary) WellCare Health Plans, Inc. (managed healthcare organization) (2008 to 2009) Formerly, Partner and Joint Global Practice Group Leader, DLA Piper US LLP (law firm) (2002 to 2008)	18	None
Neal F. Triplett, CFA Age: 43 c/o Brown Advisory, LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee	Indefinite Term; Since May 2012	President, DUMAC, Inc. (university endowment investment organization) (since 1999)	18	None
Interested Trustees and Officers of the Trust
Michael D. Hankin(2) Age: 56 c/o Brown Advisory Incorporated 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee	Indefinite Term Since May 2012	President and Chief Executive Officer, Brown Advisory Incorporated and affiliates (investment management firm) (since 1993)	18	None

Table of Contents - Statement of Additional Information

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Joseph R. Hardiman(2) Age: 77 c/o Brown Advisory, LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Chairman and Trustee	Indefinite Term; Since May 2012	Business Consultant (financial services industry consulting)(since 1997) Formerly; Director of Brown Advisory Incorporated (investment management firm) (2001 to 2012)	18	Director of Franklin Resources, Inc. (investment management firm) (2005 to 2013)
David M. Churchill Age: 48 c/o Brown Advisory Incorporated 901 South Bond Street Suite 400 Baltimore, MD 21231	President / Principal Executive Officer	Indefinite Term; Since May 2012	Chief Financial Officer, Brown Advisory Incorporated and affiliates (investment management firm) (since 1993)	Not Applicable	Not Applicable
Jason T. Meix Age: 35 c/o Brown Advisory, LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Treasurer / Principal Financial Officer	Indefinite Term; Since May 2012	Vice President, U.S. Bancorp Fund Services, LLC (fund administrative services firm) (since 2008)	Not Applicable	Not Applicable
Tyler J. Mills Age: 34 c/o Brown Advisory Incorporated 901 South Bond Street Suite 400 Baltimore, MD 21231	Vice President	Indefinite Term; Since May 2012	Mutual Fund Product Manager, Brown Advisory, LLC (investment management firm) (since 2009) Senior Consultant, Accenture LLP (management consulting firm) (2008 to 2009)	Not Applicable	Not Applicable
Edward L. Paz Age: 43 c/o Brown Advisory, LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Secretary	Indefinite Term; Since May 2012	Vice President and Counsel, U.S. Bancorp Fund Services, LLC (fund administrative services firm) (since 2007)	Not Applicable	Not Applicable

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Brett D. Rogers Age: 38 c/o Brown Advisory Incorporated 901 South Bond Street Suite 400 Baltimore, MD 21231	Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since May 2012 Indefinite Term: Since May 2012
Chief Compliance Officer, Brown Advisory Incorporated and affiliates (investment management firm) (since 2009)

Formerly, Director, Compliance and Risk, Deutsche Asset Management (investment management firm) (2003 to 2009)

			Not Applicable	Not Applicable

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

(2)
Mr. Hankin is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with Brown Advisory Incorporated, the parent company of the Adviser, and Mr. Hardiman is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his previous position with Brown Advisory Incorporated and his ownership interest in Brown Advisory Incorporated.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Sub-Advisers, the Distributor, the Administrator, the Custodian and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Adviser and Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters.  In addition, the Adviser and Sub-Advisers provide regular reports on the investment strategy and performance of the Funds.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of the Board’s regular quarterly Board Meetings, which are typically held quarterly, in person, and involve the Board’s review of recent operations.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established four standing committees – (1) an Audit Committee; (2) a Nominating and Corporate Governance Committee; (3) a Compliance Oversight Committee; and (4) a Valuation Committee – which are discussed in greater detail below under “Trust Committees.”  At least a majority of the Board is comprised of Independent Trustees who are not affiliated with the Adviser, the Sub-Advisers, the principal underwriter, or their affiliates.  The Nominating and Corporate Governance Committee, Audit Committee and Compliance Oversight Committee are each comprised entirely of Independent Trustees.

Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust and By-Laws, the designation of Chairman does not impose on Mr. Hardiman any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board.  Mr. Hardiman is an interested person of the Trust (as such term is defined in the 1940 Act) based upon his former status as a member of the Board of Directors of Brown Advisory Incorporated, the parent company of the Adviser, and his ownership interest in Brown Advisory Incorporated. The Board has taken into consideration the fact that Mr. Hardiman is an interested person of the Trust with respect to their selection of Mr. Hardiman to serve as the Chairman of the Board of the Trust and the Board of Trustees has determined that the use of an interested person as Chairman is appropriate and benefits shareholders because an interested Chairman has a personal as well as a professional stake in the management of the Trust. As noted, the majority of the Board is comprised of Independent Trustees and the Board believes that maintaining a Board that has a majority of Independent Trustees allows the Board to operate in a manner that provides for an appropriate level of independent oversight and action. In accordance with applicable regulations regarding the governance of the Trust, the Independent Trustees meet in a separate quarterly session in conjunction with each quarterly meeting of the Board during which they review matters relating to their independent oversight of the Trust.  In addition, each of the Board committees is comprised entirely of Independent Trustees and the Chair of each of the Board committees is an Independent Trustee.  Finally, the Independent Trustees have determined that because they comprise a majority of the Board, they can act independently and effectively without having an Independent Trustee serving as Chairman of the Board or as a lead independent trustee.

Table of Contents - Statement of Additional Information

The Board reviews annually the structure and operation of the Board and its committees.  The Board has determined that the composition of the Board and the function and composition of its various committees provide the appropriate means and communication channels to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Adviser and Sub-Advisers as to investment risks of the Funds.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.

Mr. Hankin’s Trustee Attributes.  As President and Chief Executive Officer of Brown Advisory Incorporated, the ultimate parent of the Adviser, Mr. Hankin is ultimately responsible for the management of the Funds’ day-to-day operations.  Mr. Hankin has spent over 20 years assisting a wide range of individuals and institutions on their investment and financial matters. Prior to working in the investment management industry, Mr. Hankin was a Partner with the law firm of Piper & Marbury LLP (now DLA Piper US LLP).  The Board believes that Mr. Hankin’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Hardiman’s Trustee Attributes.  Mr. Hardiman brings extensive financial, regulatory, broker-dealer, compliance and leadership experience to the Board having served as a President and Chief Executive Officer of the National Association of Securities Dealers, Inc. and the NASDAQ Stock Market. Mr. Hardiman has expertise in investment banking, capital markets and securities distribution from, among other things, his tenure with Alex. Brown & Sons and Soundview Technology Group, and he has extensive knowledge of the investment management business through his work on the boards of the DWS Scudder Funds and ISI Funds. Mr. Hardiman also has served as a member of the Board of Directors of Brown Investment Advisory & Trust Company, an affiliate of the Adviser and Brown Advisory Incorporated, the ultimate parent of the Adviser, as well as on the Board of Franklin Resources, Inc., a publicly traded investment management firm.  Mr. Hardiman’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Table of Contents - Statement of Additional Information

Mr. Hopkins’ Trustee Attributes.  Mr. Hopkins brings over 35 years of prior legal experience in the mutual fund industry.  In particular, Mr. Hopkins served as a legal counsel with T. Rowe Price Associates, Inc., a publicly traded investment management firm, from 1972 until 2008, where he held the position of Vice President and Chief Legal Counsel from 1998 until 2008, and Mr. Hopkins served as Chair of the firm’s Ethics Committee for 35 years.  During that time, he also served in various capacities and on various committees for the Investment Company Institute, the primary mutual fund trade association and the Investment Adviser Association, the primary investment adviser trade association.  Mr. Hopkins is the former Chairman of ICI Mutual Insurance Company, the captive insurance company for the mutual fund industry.  The Board believes Mr. Hopkins’ experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Ms. Legg’s Trustee Attributes.  Ms. Legg has senior executive experience in the investment management industry through her experience as the former President and Chief Executive Officer of Legg Mason Capital Management (“LMCM”), an investment management firm.  Prior to joining LMCM, Ms. Legg was a securities analyst with Alex. Brown & Sons, an investment banking firm. In total, Ms. Legg has more than 30 years of professional experience in the investment management and investment banking industries. Ms. Legg also currently serves as a director of SunTrust Banks, Inc., a bank holding company, and previously served as a director of Eastman Kodak Co., a printing equipment and supplies company.  The Board believes Ms. Legg’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. O’Neil’s Trustee Attributes. Mr. O’Neil is the Founder and President of The Saranac Group LLC, a strategic consulting firm that advises boards of directors, board committees and senior management in the areas of business ethics, corporate crises, governance and compliance, resolutions of complex government controversies and monitoring.  Prior to founding The Saranac Group LLC, Mr. O’Neil served in various senior management positions at WellCare Health Plans, Inc. and as a Partner and Joint Global Practice Group Leader at the international law firm DLA Piper US LLP. The Board believes Mr. O’Neil’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Triplett’s Trustee Attributes.  Mr. Triplett is the President of DUMAC, Inc. (“DUMAC”), a professionally-staffed investment management organization controlled by Duke University that manages the school’s endowment funds.  He joined DUMAC in July 1999 and he was appointed President in January 2007.  Since joining DUMAC Mr. Triplett has been directly involved with managing securities.  Prior to completing business school, Mr. Triplett was a credit officer for the corporate and real estate portfolios at Wachovia Bank.  Mr. Triplett holds the Chartered Financial Analyst designation.  The Board believes Mr. Triplett’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Trust Committees

The Trust has four standing committees: (1) the Audit Committee; (2) the Nominating and Corporate Governance Committee; (3) the Compliance Oversight Committee; and (4) the Valuation Committee.

The Audit Committee is comprised of all of the Independent Trustees.   The function of the Audit Committee is to review the scope and results of the annual audit of each of the Funds and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Funds’ financial reporting.  The Audit Committee also recommends to the Board of Trustees the annual selection of the independent registered public accounting firm for the Funds and it reviews and pre-approves audit and certain non-audit services to be provided by the independent registered public accounting firm.  During the fiscal year ended June 30, 2014, the Audit Committee met two times.

Table of Contents - Statement of Additional Information

The Nominating and Corporate Governance Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and overseeing Board governance matters.  Although the Nominating and Corporate Governance Committee does not have a policy with respect to the consideration of candidates for Trustee submitted by shareholders, if the Nominating and Corporate Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board of Trustees, and a shareholder submitted a candidate for consideration by the Board of Trustees to fill the vacancy, the Nominating and Corporate Governance Committee would evaluate that candidate in the same manner as it evaluates nominees identified by the Nominating and Corporate Governance Committee.  Nominee recommendations may be submitted to the Secretary of the Trust at the Trust’s principal business address.  The Committee meets on an as needed basis.  During the fiscal year ended June 30, 2014, the Nominating and Corporate Governance Committee met two times.

The function of the Compliance Oversight Committee is to review and monitor compliance matters relating to the Funds and to oversee the functions of the Funds’ compliance program.  The Committee meets on an as-needed basis. During the fiscal year ended June 30, 2014, the Compliance Oversight Committee met one time.

The Board has delegated day-to-day valuation issues to the Valuation Committee which includes all of the Independent Trustees.  The function of the Valuation Committee is to value securities held by any of the Funds for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets quarterly and also on an as needed basis when deemed necessary in order to value a security requiring a fair valuation by the Committee.  During the fiscal year ended June 30, 2014, the Valuation Committee met four times.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in the Funds owned by the Trustees as of the calendar year ended December 31, 2013 using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and Over $100,000.

Name of Fund	Joseph R. Hardiman Interested Trustee	Michael D. Hankin Interested Trustee	Henry H. Hopkins Independent Trustee	Kyle P. Legg Independent Trustee	Thomas F. O’Neil III Independent Trustee	Neal F. Triplett Independent Trustee

Brown Advisory Strategic Bond Fund	None	None	None	None	None	None

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	Over $100,000	Over $100,000	None	None	None	$10,001-$50,000

(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

No ownership information by the Trustees in the Brown Advisory Total Return Fund, the Brown Advisory Multi-Strategy Fund or the Brown Advisory Emerging Markets Small-Cap Fund is provided as these Funds commenced operations after the fiscal year ended June 30, 2014.

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Sub-Advisers, the Funds’ principal underwriter, or any of their affiliates.  Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Sub-Advisers, the Trust’s principal underwriter or any of its affiliates.

Table of Contents - Statement of Additional Information

Compensation

Effective January 1, 2014, those Trustees who are not employees of the Adviser receive a retainer fee of $36,000 per year, $5,000 for each in-person meeting attended and $1,000 for each telephonic meeting attended, as well as reimbursement for reasonable expenses incurred in connection with attendance at meetings.  In addition, the Board Chair, the Audit Committee Chair, the Nominating and Corporate Governance Committee Chair, the Valuation Committee Chair and the Compliance Oversight Committee Chair receive additional annual compensation of $12,500, $7,500, $5,000, $5,000 and $5,000, respectively.  Prior to January 1, 2014, there were different compensation arrangements in effect.  During the fiscal year ended June 30, 2014, the Board held four regular meetings and two special meetings.  No other compensation or retirement benefits are received by any Trustee or officer from the Funds.  The following compensation figures represent compensation for the fiscal year ended June 30, 2014 for each of the Trustees:

Name of Person/Position	Aggregate Compensation from the Funds1	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and Fund Complex Paid to Trustees
Henry H. Hopkins, Trustee	$	None	None	$
Kyle P. Legg, Trustee	$	None	None	$
Thomas F. O’Neil III, Trustee	$	None	None	$
Neal F. Triplett, Trustee	$	None	None	$
Michael D. Hankin, Trustee	None	None	None	None
Joseph R. Hardiman, Trustee	$	None	None	$
1	Trustee fees and expenses are allocated among the Funds in the Trust.

Investment Adviser

Services of Adviser

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Advisory Agreement with respect to the Funds in this SAI (other than the Brown Advisory Strategic Bond Fund) was initially approved by the Board of Trustees on [            ], 2014 for an initial two year period.   The Advisory Agreement with respect to the Brown Advisory Strategic Bond Fund was initially approved by the Board of Trustees on May 2, 2012 for an initial two year period.  The Adviser monitors the performance of the Funds and continuously reviews, supervises and administers their investment programs, subject to the direction of, and policies established by, the Board.

Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing each Fund’s investments and effecting portfolio transactions for each Fund. The Adviser may also pay fees to certain brokers/dealers to have the Funds available for sale through such institutions as well for certain shareholder services provided to customers purchasing Fund shares through such institutions.

Ownership of the Adviser

The Adviser is a wholly-owned subsidiary of Brown Advisory Management, LLC, a Maryland limited liability company.  Brown Advisory Management, LLC is controlled by Brown Advisory Incorporated, a holding company incorporated under the laws of Maryland in 1998. The Adviser does business under the name of Brown Advisory.  The Adviser and its affiliates (“Brown”) have provided investment advisory and management services to clients for over 10 years.

Information Regarding Portfolio Managers

The following information regarding each Fund’s portfolio managers has been provided by the Adviser.

Table of Contents - Statement of Additional Information

Other Accounts Under Management.  The table below identifies, for each portfolio manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  The Funds’ portfolio managers do not provide day-to-day management of accounts with performance-based advisory fees.  Information in the table is shown as of June 30, 2014.  Asset amounts are approximate and have been rounded.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
Fund and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Brown Advisory Total Return Fund
Thomas Graff	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]
Brown Advisory Strategic Bond Fund
Thomas Graff	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]
Robert Snyder	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]
Brown Advisory Multi-Strategy Fund
Paul Chew	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]

Conflicts of Interest for Portfolio Managers. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may experience the following potential conflicts: The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client’s individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Adviser may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable to differences in investment guidelines and timing of cash flows. The Adviser also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Fund may abuse their fiduciary duties to the Fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Adviser has adopted procedures for allocating portfolio transactions across multiple accounts and conducting trades on a soft dollar basis, if applicable.

With respect to securities transactions for clients, the Adviser determines which broker to use to execute each order. However, the Adviser may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Fund. To deal with these situations, the Adviser has adopted procedures to help ensure best execution of all client transactions.

Finally, the appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance-based management fee, which relates to the management of one but not all accounts for which a portfolio manager has day-to-day management responsibilities.

Table of Contents - Statement of Additional Information

Information Concerning Compensation of Portfolio Managers. Each portfolio manager of the Adviser receives a compensation package that includes a base salary and variable incentive bonus. A portfolio manager who is also a member of the Adviser’s management team maintains a significant equity interest in Brown Advisory Holdings Incorporated.  The incentive bonus is subjective.  It takes into consideration a number of factors including but not limited to performance, client satisfaction and service and the profitability of the Adviser’s business. When evaluating a portfolio manager’s performance the Adviser compares the pre-tax performance of a portfolio manager’s accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period. The performance bonus is distributed at calendar year-end based on, among other things, the pre-tax investment return over the prior 1, 3, and 5 year periods. Accounts managed in the below referenced styles are typically compared to the following indices:

Total Return Fund	[ ]
Strategic Bond Fund	[ ]
Multi-Strategy Fund	[ ]

All portions of a portfolio manager’s compensation package are paid by the Adviser and not by any client account.

Portfolio Managers Ownership in the Fund. As of June 30, 2014, each portfolio manager that retained decision making authority over a Fund’s management beneficially owned shares of each Fund as summarized in the following table using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, and over $1,000,000.

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of June 30, 2014

Brown Advisory Strategic Bond Fund

Thomas Graff	$[ ]
Robert Snyder*	NA
 *  Mr. Snyder became a portfolio manager for the Fund in October 2014.

No ownership information is provided for the Brown Advisory Total Return Fund, the Brown Advisory Multi-Strategy Fund, or the Brown Advisory Emerging Markets Small-Cap Fund as these Funds had not commenced operations prior to the date of this SAI.

Investment Sub-Adviser(s) – Brown Advisory Emerging Markets Small-Cap Fund

Services of the Sub-Adviser –

[To be provided]

Ownership of the Sub-Adviser

[To be updated]

Information Regarding Portfolio Managers

The following information regarding the portfolio managers for the Brown Advisory Emerging Markets Small-Cap Fund has been provided by [                ].

Table of Contents - Statement of Additional Information

Other Accounts Under Management.  The table below identifies, for each portfolio manager of the Brown Advisory Emerging Markets Small-Cap Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information in the table is shown as of June 30, 2014.  Asset amounts are approximate and have been rounded.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
Fund and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Brown Advisory Emerging Markets Small-Cap Fund
[ ]	[0] $[0]	[0] $[0]	[0] $[0]	[0] $[0]	[0] $[0]	[0] $[0]

[ ]	[0] $[0]	[0] $[0]	[0] $[0]	[0] $[0]	[0] $[0]	[0] $[0]

Conflicts of Interest for Portfolio Managers.

[To be provided]

Information Concerning Compensation of Portfolio Managers.

[To be provided]

Portfolio Managers Ownership in the Fund.

No ownership information is provided for the Brown Advisory Emerging Markets Small-Cap Fund as the Fund had not commenced operations prior to the date of this SAI.

Fees

The Adviser’s fee is calculated as a percentage of each Fund’s average daily net assets. The fee, if not waived, is accrued daily by each Fund and is assessed to each class based on average net assets for the previous month. The Adviser’s fee is paid monthly based on average net assets for the prior month.

In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in each Fund. If you have a separately managed account with the Adviser with assets invested in a Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

The Adviser may also receive compensation from certain omnibus account providers for providing shareholder services to Fund shareholders.

Table of Contents - Statement of Additional Information

The following table shows the dollar amount of the fees paid by the Brown Advisory Strategic Bond Fund  (formerly, the Brown Advisory Tactical Bond Fund) to the Adviser, the amount of fees waived by the Adviser, if any, and the actual fees received by the Adviser.  The data presented are for the past three fiscal years.

	Advisory Fee Accrued	Advisory Fee Waived and/or Expenses Reimbursed	Recouped Fees and Expenses	Net Advisory Fee Received
Brown Advisory Strategic Bond Fund (formerly, Brown Advisory Tactical Bond Fund)
Year Ended June 30, 2014	$	$	$	$
Year Ended June 30, 2013	$163,221	$0	$0	$163,221
Year Ended June 30, 2012(1)	$187,626	$0	$0	$187,626

(1)	The Fund commenced operations on September 30, 2011.

No information about advisory fees paid is provided for the Brown Advisory Multi-Strategy Fund, the Brown Advisory Total Return Fund or the Brown Advisory Emerging Markets Small-Cap Fund since these Funds commenced operations after the fiscal year ended June 30, 2014.

The Adviser pays the Sub-Adviser(s) a fee out of its advisory fee that is based on a percentage of the average daily net assets managed by the Sub-Adviser(s).  No information about sub-advisory fees paid is provided for the Brown Advisory Emerging Markets Small-Cap Fund since the Fund commenced operations after the fiscal year ended June 30, 2014.

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) in order to limit each Fund’s total expenses as follows:

Fund	Institutional Shares	Investor Shares	Advisor Shares
Brown Advisory Total Return Fund	[ ]%	[ ]%	[ ]%
Brown Advisory Strategic Bond Fund	[ ]%	[ ]%	[ ]%
Brown Advisory Multi-Strategy Fund	[ ]%	[ ]%	[ ]%
Brown Advisory Emerging Markets Small-Cap Fund	[ ]%	[ ]%	[ ]%

Under the Expense Limitation Agreements, the Adviser may recapture waived fees and expenses borne for a three-year period under specified conditions.

This agreement will remain in effect until October 31, 2016.  The contractual waivers and expense reimbursements may be changed or eliminated at any time after October 31, 2016 by the Board of Trustees upon 60 days notice to the Adviser, or by the Adviser with the consent of the Board of Trustees.

Other Provisions of the Advisory Agreement

The Adviser is not affiliated with USBFS or any company affiliated with USBFS. The Advisory Agreement remain in effect for a period of two years from the date of their initial effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement are terminable without penalty by the Trust with respect to the Fund on 60 days’ written notice when authorized either by vote of the Fund’s shareholders or by a majority vote of the Board, or by the Adviser on 60 days’ written notice to the Trust.  The Advisory Agreement terminates immediately upon assignment (as defined in the 1940 Act).

Table of Contents - Statement of Additional Information

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Distributor

Distribution Services

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as each Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Trust and Quasar adopted on May 2, 2012 (the “Distribution Agreement”), Quasar acts as each Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of each Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement between the Trust and Quasar has an initial term of two years and subsequently will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of a Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan – (Advisor Class Shares)

On May 2, 2012, the Trust adopted a distribution plan for their Advisor Class shares pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).  Under the 12b-1 Plan, each Fund pays a fee to the Distributor for distribution services (the “Distribution Fee”) at an annual rate of 0.25% for Advisor Class shares of the Fund’s average daily net asset value of its Advisor Class shares.  The 12b-1 Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Advisor Class shares of a Fund during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The Distributor may use the Distribution Fee to pay for services covered by the 12b-1 Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports, the printing and mailing of sales literature pertaining to the Funds, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable.

The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the 12b-1 Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, currently cast in person at a meeting called for that purpose, provided that such trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders.  It is also required that the trustees who are not “interested persons” of the Funds, select and nominate all other trustees who are not “interested persons” of the Funds.  The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund shares outstanding.  All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

Table of Contents - Statement of Additional Information

The 12b-1 Plan requires that the Distributor provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan.  The Distributor is also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the 12b-1 Plan should be continued.

As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) and for the provision of personal services to shareholders.  The payments made by the Funds to financial intermediaries are based primarily on the dollar amount of assets invested in the Funds through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the Funds’ 12b-1 Plan, the Funds may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Funds for their employees.  In addition, the Funds may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Funds are discussed.

In addition, the Funds may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Distributor may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Funds’ shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

Any material amendment to the 12b-1 Plan must be approved by the Board, including a majority of the Independent Trustees, or by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.  The 12b-1 Plan may be terminated, with respect to a class or classes of the Fund, without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Independent Trustees; or (2) by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.

The tables below show the amount of 12b-1 fees incurred and the allocation of such fees by Advisor Class shares of the Brown Advisory Strategic Bond Fund for the fiscal year ended June 30, 2014.

Fund	12b-1 fees incurred
Brown Advisory Strategic Bond Fund (formerly, Brown Advisory Tactical Bond Fund)	$[ ]

Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses
Brown Advisory Strategic Bond Fund (formerly, Brown Advisory Tactical Bond Fund)	$[0]	$[0]	$[0]	$[0]	$[0]	$[0]

No 12b-1 expense information is provided for the Advisor Class shares of the Brown Advisory Total Return Fund, the Brown Advisory Multi-Strategy Fund or the Brown Advisory Emerging Markets Small-Cap Fund since these Funds commenced operations after the fiscal year ended June 30, 2014.

Shareholder Servicing Plan – (Advisor and Investor Class Shares)

Pursuant to the Shareholder Servicing Plan (the “Plan”) adopted by the Trust on May 2, 2012 with respect to the Advisor and Investor Classes of the Funds, the Adviser is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”).  Under the Plan, the Adviser may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Funds.

Table of Contents - Statement of Additional Information

Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records relating for shareholders of the Funds; (2) aggregating and processing orders involving the shares of the Funds; (3) processing dividend and other distribution payments from the Funds on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Funds; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Funds to shareholders; (7) assisting shareholders in changing the Funds’ records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Funds necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Adviser may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

As compensation for the Shareholder Servicing Activities, each Fund (except the Brown Advisory Total Return Fund) pays the Adviser a fee of up to 0.15% of each Fund’s average daily net assets of its Advisor and Investor Class Shares.  The Brown Advisory Total Return Fund pays the Adviser a fee of up to 0.05% of average daily net assets for Shareholder Servicing Activities.

Business Management Services

Pursuant to the Business Management Agreement, the Adviser also provides certain business management services to the Funds, including, without limitation, monitoring of the Funds’ relationships with third-party service providers, and assisting with necessary and appropriate services to the Board of the Trust.  For these services, the Adviser is entitled to receive a fee from each Fund at a rate of 0.05% of the Fund’s average daily net assets.

No Business Management Service fee information is provided for periods prior to June 30, 2012 as the Business Management Service fee was not in effect prior to June 30, 2012. The table below shows the amount of Business Management Services fees incurred by the Brown Advisory Strategic Bond Fund for the fiscal years ended June 30, 2013 and June 30, 2014.

Business Management Services Fee
Brown Advisory Strategic Bond Fund (formerly, Brown Advisory Tactical Bond Fund)
Year Ended June 30, 2014	$
Year Ended June 30, 2013	$8,429

No business management fee information is provided for the Brown Advisory Total Return Fund, the Brown Advisory Multi-Strategy Fund or the Brown Advisory Emerging Markets Small-Cap Fund since these Funds commenced operations after the fiscal year ended June 30, 2014.

Other Fund Service Providers

Administrator and Accountant

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator to the Funds pursuant to an administration agreement (the “Administration Agreement”).  USBFS provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Table of Contents - Statement of Additional Information

Pursuant to the Administration Agreement, USBFS will receive a portion of fees from the Funds as part of a bundled-fees agreement for services performed as fund administrator, fund accountant and transfer agent to the Trust.  USBFS expects to receive approximately $200,000 annually.

For the periods shown below the Brown Advisory Strategic Bond Fund (or its Predecessor Fund, as applicable), paid USBFS the following:

Administration Fee Paid to USBFS(1)
Brown Advisory Strategic Bond Fund (formerly, Brown Advisory Tactical Bond Fund)
Year Ended June 30, 2014	$[ ]
Year Ended June 30, 2013	$16,832
Year Ended June 30, 2012(2)	$14,934
(1)	Includes fees paid to U.S. Bancorp Fund Services, LLC for transfer agent, fund accounting and fund administration services.

(2)	Commenced operations September 30, 2011.

No administration fee information is provided for the Brown Advisory Total Return Fund, the Brown Advisory Multi-Strategy Fund or the Brown Advisory Emerging Markets Small-Cap Fund since these Funds commenced operations after the fiscal year ended June 30, 2014.

Custodian

U.S. Bank, National Association is the Custodian for the Funds and safeguards and controls the Funds’ cash and securities, determines income and collects interest on Fund investments. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  USBFS, U.S. Bank, National Association, and the Funds’ principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Legal Counsel

Dechert LLP, 1900 K Street, NW, Washington, DC 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm

[                                                                        ] is the Funds’ independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission.

PORTFOLIO TRANSACTIONS

The Adviser is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds’ securities business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage and principal business.

How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Table of Contents - Statement of Additional Information

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the “over-the-counter” markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

Commissions Paid

The table below shows the aggregate brokerage commissions paid by the Brown Advisory Strategic Bond Fund as well as aggregate commissions paid to an affiliate of the Fund, the Adviser or distributor or an affiliate thereof. The data presented are for the past three fiscal years.

Fund	Total Brokerage Commissions	Total Brokerage Commissions Paid to an Affiliate of the Fund’s Advisor or Distributor	Percent of Brokerage Commissions Paid to an Affiliate of the Fund’s Advisor or Distributor	Percent of Transactions Executed by an Affiliate of the Fund’s Advisor or Distributor
Brown Advisory Strategic Bond Fund (formerly, Brown Advisory Tactical Bond Fund)
Year Ended June 30, 2014	$[ ]	$0	0%	0%
Year Ended June 30, 2013	$594	$0	0%	0%
Year Ended June 30, 2012	$8,188	$0	0%	0%

No brokerage commission information is provided for the Brown Advisory Total Return Fund, the Brown Advisory Multi-Strategy Fund or the Brown Advisory Emerging Markets Small-Cap Fund since these Funds commenced operations after the fiscal year ended June 30, 2014.

Adviser Responsibility for Purchases and Sales

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser. A Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Adviser seeks “best execution” for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser’s primary consideration in executing transactions for the Funds is prompt execution of orders in an effective manner and at the most favorable price available.

Choosing Broker-Dealers

A Fund may not always pay the lowest commission or spread available.  Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the research services described below) and any risk assumed by the executing broker.

Table of Contents - Statement of Additional Information

Consistent with applicable rules and the Adviser’s duties, the Adviser may consider payments made by brokers effecting transactions for a Fund. These payments may be made to a Fund or to other persons on behalf of a Fund for services provided to a Fund for which those other persons would be obligated to pay.

The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

Obtaining Research from Brokers

The Adviser has full brokerage discretion.  The Adviser evaluates the range and quality of a broker’s services in placing trades such as securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer.  The Adviser may give consideration to research services furnished by brokers to the Adviser for their use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser’s own internal research and investment strategy capabilities.  This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser’s fees are not reduced by reason of receipt of research services.  Most of the brokerage commissions for research are for investment research on specific companies or industries.  And, because the Adviser will follow a limited number of securities most of the commission dollars spent on research will directly benefit clients and the Fund’s investors.

For the fiscal year ended June 30, 2014, the Brown Advisory Strategic Bond Fund paid the following brokerage commissions to brokers who also provided research services.  The dollar values of the securities traded for the fiscal year ended June 30, 2014 are also shown below:

	Commissions Paid for Soft-Dollar Arrangements	Dollar Value of Securities Traded
Brown Advisory Strategic Bond Fund (formerly, Brown Advisory Tactical Bond Fund)	$[ ]	$ [ ]

No soft-dollar arrangement information is provided for the Brown Advisory Total Return Fund, the Brown Advisory Multi-Strategy Fund or the Brown Advisory Emerging Markets Small-Cap Fund since these Funds commenced operations after the fiscal year ended June 30, 2014.

Counterparty Risk

The Adviser monitors the creditworthiness of counterparties to each Fund’s transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

Transactions through Affiliates

The Adviser may effect brokerage transactions through affiliates of the Adviser pursuant to procedures adopted by the Trust.

Other Accounts of the Adviser

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

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Portfolio Turnover

The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors.  From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets.  An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year.  Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses. Ordinarily, the Funds (other than the Brown Advisory Strategic Bond Fund) do not anticipate annual portfolio turnover rates to exceed 100%.

For the fiscal years ended June 30, 2014 and June 30, 2013, the Brown Advisory Strategic Bond Fund had the following portfolio turnover rates:

	Portfolio Turnover Rates
Fund	2014	2013
Brown Advisory Strategic Bond Fund (formerly, Brown Advisory Tactical Bond Fund)	[ ]%	992%

No portfolio turnover rates are provided for the Brown Advisory Total Return Fund, the Brown Advisory Multi-Strategy Fund or the Brown Advisory Emerging Markets Small-Cap Fund because these Funds commenced operations after the fiscal year ended June 30, 2014.

Securities of Regular Broker-Dealers

From time to time, a Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during a Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of a Fund during the Fund’s last fiscal year; or (3) sold the largest amount of a Fund’s shares during the Fund’s last fiscal year.

As of the fiscal year ended June 30, 2014, the Brown Advisory Strategic Bond Fund owned no securities of its “regular brokers or dealers” or their parents.

No information about the ownership of regular broker-dealers is provided for the Brown Advisory Total Return Fund, the Brown Advisory Multi-Strategy Fund or the Brown Advisory Emerging Markets Small-Cap Fund because these Funds commenced operations after the fiscal year ended June 30, 2014.

Portfolio Holdings

The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of each Fund.  The Adviser has also adopted a policy with respect to disclosure of portfolio holdings of each Fund (the “Adviser’s Policy”).  Information about each Fund’s portfolio holdings will not be distributed to any third party except in accordance with the Trust’s portfolio holdings policies and the Adviser’s Policy (the “Disclosure Policies”).  The Adviser and the Board considered the circumstances under which each Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of a Fund’s shareholders and the interests of the Adviser, the distributor or any other affiliated person of a Fund.  After due consideration, the Adviser and the Board determined that each Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of a Fund.  Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of each Fund’s shareholders and potential conflicts of interest in making such disclosures. The Disclosure Policies are each consistent with the Trust’s portfolio holdings disclosure policy and are used in furtherance of the Trust’s policy.

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The Board exercises continuing oversight of the disclosure of each Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of each Fund’s complete holdings is required to be made after the periods covered by the Funds’ Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Funds disclose their complete portfolio holdings on their website at www.brownadvisoryfunds.com within 10 business days after the calendar quarter-end.  Top 10 holdings are updated and posted monthly on the Funds’ website within 10 days of the month-end.  Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website.  In addition, each Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of a Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, or his or her designee, as applicable, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of a Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when a Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

Service providers are subject to a duty of confidentiality pursuant to contract, applicable policies and procedures, or professional code and may not disclose non-public portfolio holdings information unless specifically authorized. In some cases, a service provider may be required to execute a non-disclosure agreement. Non-disclosure agreements include the following provisions:

•	The recipient agrees to keep confidential any portfolio holdings information received.
•	The recipient agrees not to trade on the non-public information received
•	The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from the Adviser.

Portfolio holdings disclosure may also be made pursuant to prior written approval by the CCO. Prior to approving any such disclosure, the CCO will ensure that procedures, processes and agreements are in place to provide reasonable assurance that the portfolio holdings information will only be used in accordance with the objectives of the Disclosure Policies.

In no event shall the Adviser, its affiliates or employees, a Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

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There can be no assurance that the Disclosure Policies will protect the Funds from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

From time to time, the Adviser may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website.  Shareholders can access the Funds’ website at www.brownadvisoryfunds.com for additional information about the Funds, including, without limitation, the periodic disclosure of their portfolio holdings.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of a Fund’s shares.

How to Buy Shares

In addition to purchasing shares directly from the Funds, you may purchase shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

Shares are purchased at a Fund’s NAV next determined after USBFS receives your order in proper form, as discussed in the Funds’ Prospectus.  In order to receive that day’s NAV, USBFS must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the distributor such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund’s shares.

In addition to cash purchases, a Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy a Fund’s shares must be readily marketable, their acquisition consistent with each Fund’s objective and otherwise acceptable to the Adviser and the Board.

Automatic Investment Plan

As discussed in the Prospectus, the Funds provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of a Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by a Fund.  The market value of a Fund’s shares is subject to fluctuation.  Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to a Fund or through your Financial Intermediary.

Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Fund’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund’s shareholders.  Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

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The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem a Fund’s shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder a Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, a Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, a Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither a Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 of the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur subsequent brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event a Fund were to elect to make an in-kind redemption, a Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or a Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. Each Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

Distributions

Distributions of net investment income will be reinvested at the Fund’s NAV (unless you elect to receive distributions in cash) as of the payment date. Distributions of capital gain will be reinvested at the NAV of the Fund (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

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TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting a Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of a Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This “Taxation” section is based on the Code and applicable regulations in effect on the date of the Prospectus. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisors as to the Federal, state, local and foreign tax consequences of an investment in a Fund.

Qualification as a Regulated Investment Company

Each Fund intends, for each tax year, to qualify as a “regulated investment company” under the Code.

Federal Income Tax Consequences of Qualification

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company, generally a Fund must satisfy the following requirements:

•
The Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt interest, if any, each tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement (“Distribution Requirement”)).

•
The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities and net income derived from interests in qualified publicly traded partnerships.

•
The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships.

While each Fund presently intends to make cash distributions (including distributions reinvested in Fund shares) for each tax year in an aggregate amount sufficient to satisfy the Distribution Requirement and eliminate Federal income tax, a Fund may use “equalization accounting” (in lieu of making some or all cash distributions) for those purposes. A Fund that uses equalization accounting will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gain that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any tax year, the Fund may be liable for Federal income and/or excise tax, and, if the Distribution Requirement has not been met, may also be unable to continue to qualify for treatment as a regulated investment company (see discussion below on what happens if a Fund fails to qualify for that treatment).

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Failure to Qualify

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will generally be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income and net tax-exempt interest (if any) for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of a Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals, under current law, at a maximum Federal income tax rate of either 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts).  A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent a Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. A Fund’s distributions of dividends that it received from REITs generally do not constitute “qualified dividend income.”

A portion of a Fund’s distributions, to the extent derived from dividends from domestic corporations, may be eligible for the corporate dividends-received deduction if certain holding period and other requirements are met.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

As reflected in the following table, each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which generally can be used for up to eight years) may be used to offset any current and future capital gain (whether short- or long-term) until expiration. Any such losses may not be carried back from June 30, 2012.

As of June 30, 2014, the capital loss carryovers available to offset future capital gains are as follows:

Fund	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Infinite Short-Term	Infinite Long-Term	Total
Strategic Bond Fund (formerly, Tactical Bond Fund)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

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No capital loss carryover information is provided for the Brown Advisory Total Return Fund, the Brown Advisory Multi-Strategy Fund or the Brown Advisory Emerging Markets Small-Cap Fund since these Funds commenced operations after the fiscal year ended June 30, 2014.

The Funds will operate on a fiscal, and therefore taxable, year ending June 30 of each year.

Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with a NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Each Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

Certain Tax Rules Applicable to the Funds’ Transactions

For Federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Some of the debt securities that may be acquired by a Fund may be treated as debt securities that are issued with original issue discount (“OID”). Generally, the amount of the OID is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Additionally, some of the debt securities that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.  A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

Certain listed options, regulated futures contracts and forward currency contracts are considered “Section 1256 contracts” for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are “marked to market” and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. A Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256.

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Any option, futures contract or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a “straddle” for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a “mixed straddle.” In general, straddles are subject to certain rules that may affect the character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

A Fund may invest in shares of foreign corporations which may be classified under the Internal Revenue Code as passive foreign investment companies ("PFICs").  In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.  If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders.  In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares.  The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.  Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions.  Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares.  Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.  If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply.

Alternatively, a Fund may elect to mark-to-market its PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income.  Any mark-to-market losses would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

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Federal Excise Tax

A 4% nondeductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98.2% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of each Fund’s income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, a Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. A Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Sale, Exchange or Redemption of Shares

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a “wash sale”). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares.   In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Due to recent legislation, a Fund (or its administrative agent) is required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares.  Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first-in, first-out”) or some other specific identification method.  Unless you instruct otherwise, a Fund will use average cost as its default cost basis method.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption.  Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.  Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

Backup Withholding

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury at a rate under current law of 28% of taxable distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other “exempt recipient.” Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded if proper documentation is provided.

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State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in a Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in the Fund.

Foreign Income Tax

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested within various countries cannot be determined. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the IRS to pass through to its shareholders the amount of foreign taxes paid by the Fund subject to certain exceptions. However, there can be no assurance that a Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Fund.

Foreign Shareholders

The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  Shareholders who are not U.S. persons (“foreign shareholders”) should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of a Fund including the likelihood that taxable distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate for eligible investors).  An investment in a Fund may also be included in determining a foreign shareholder’s U.S. estate tax liability.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

OTHER MATTERS

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.

[As of the October [  ], 2014, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.  As of October [  ], 2014, the following shareholders were considered to be either a control person or principal shareholder of the Brown Advisory Strategic Bond Fund]:

Fund	Shareholder and Address	Percentage of Fund Owned
Brown Advisory Strategic Bond Fund

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No control person and principal shareholder information is provided for the Brown Advisory Total Return Fund, the Brown Advisory Multi-Strategy Fund or the Brown Advisory Emerging Markets Small-Cap Fund since these Funds had not commenced operations as of the date of this Statement of Additional Information.

Proxy Voting Procedures

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser to vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s  Proxy Policies (as defined below) and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.  The Adviser has also adopted the following Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”).

In its role as investment adviser to the Funds, the Adviser has adopted those proxy voting policies adopted by the Trust.  To the extent that the Trust’s policies do not cover potential voting issues with respect to proxies received by the Funds, the Funds have delegated to the Adviser the authority to act on their behalf to promote the Funds’ investment objectives, subject to the provisions of the Trust’s policies regarding resolution of a conflict of interest with respect to the Adviser.

The Adviser recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of the Funds.  A “conflict of interest,” means any circumstance when the Adviser (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted.  The Adviser has adopted the Trust’s procedures as they relate to the resolution of conflicts of interest with respect to voting shares of the Funds.

The Trust will file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31st of each year.  Form N-PX for the Funds will be available without charge, upon request, by calling toll-free (800) 540-6807 and on the SEC’s website at www.sec.gov.

Code of Ethics

The Trust, the Adviser and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Funds and personnel of the Trust, the Adviser and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Funds, subject to certain limitations.

Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, are available on the SEC’s website at www.sec.gov. or may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

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Capital Stock

The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest.  The Trust’s Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.  Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion.  When issued for payment as described in the Prospectus and this SAI, the shares will be fully paid and non-assessable.

Financial Statements

The annual report for the Brown Advisory Strategic Bond Fund for the fiscal year ended June 30, 2014 is a separate document supplied with this SAI and the financial statements, accompanying notes and reports of independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

The Brown Advisory Total Return Fund, the Brown Advisory Multi-Strategy Fund and the Brown Advisory Emerging Markets Small-Cap Fund had not commenced operations prior to the date of this SAI and therefore do not yet have financial statements available.  Once available, copies of their Annual Reports to Shareholders may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed on the cover of this SAI.

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APPENDIX A – DESCRIPTION OF SECURITIES RATINGS

A. Long-Term Ratings

1. Moody’s Investors Service – Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2. Standard & Poor’s – Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

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AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

3. Fitch – International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

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The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

•	The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

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Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Note
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B. Preferred Stock Ratings

1. Moody’s Investors Service

Aaa
An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa
An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

A
An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa
An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba
An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B
An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note
Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C. Short Term Ratings

1. Moody’s Investors Service

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Table of Contents - Statement of Additional Information

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2. Standard & Poor’s

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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Note
Dual Ratings. Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

3. Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Table of Contents - Statement of Additional Information

BROWN ADVISORY FUNDS

PART C

OTHER INFORMATION

Item 28.    Exhibits.

(a)	(1)	Certificate of Trust was previously filed with the Registrant’s Initial Registration on Form N-1A on May 7, 2012 and is incorporated by reference.
	(2)	Declaration of Trust dated May 1, 2012 was previously filed with the Registrant’s Initial Registration on Form N-1A on May 7, 2012 and is incorporated by reference.
(b)	By-Laws were previously filed with the Registrant’s Initial Registration on Form N-1A on May 7, 2012 and are incorporated by reference.
(c)	Instruments Defining Rights of Security Holders – See relevant portions of Certificate of Trust, Agreement and Declaration of Trust and By-Laws.
(d)	(1)
Investment Advisory Agreement between the Registrant and Brown Advisory, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

	(2)	Amended Schedule A to Investment Advisory Agreement – to be filed by amendment.
	(3)	Form of Investment Sub-Advisory Agreement for the Registrant’s Brown Advisory Emerging Markets Small Cap Fund between Brown Advisory, LLC and [ ] – to be filed by amendment.
(e)
Distribution Agreement between the Registrant and Quasar Distributor, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

(f)	Bonus, profit sharing contracts – None
(g)
Custody Agreement between the Registrant and U.S. Bank National Association was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

(h)	(1)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

	(2)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

	(3)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

(4)
Business Management Agreement between the Registrant and Brown Advisory, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

		(A)	Amended Schedule A to Business Management Agreement – to be filed by amendment.
(5)
Expense Limitation Agreement between the Registrant and Brown Advisory, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

		(A)	Amended Schedule A to Expense Limitation Agreement - to be filed by amendment.
	(6)	Shareholder Servicing Plan was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.
		(A)	Amended Appendix A to Shareholder Servicing Plan – to be filed by amendment.
(i)	Opinion and consent of counsel – to be filed by amendment.
(j)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.
(k)	Financial statements omitted from prospectus – None
(l)	Initial Capital Agreement was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.
(m)	(1)
Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.

	(2)	Amended Schedule A to Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 – to be filed by amendment.
(n)	(1)	Rule 18f-3 Multiple Class Plan was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.
	(2)	Amended Appendix A to Rule 18f-3 Multiple Class Plan – to be filed by amendment.
(o)	Reserved
(p)	(1)	Code of Ethics of Brown Advisory Funds was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.
	(2)	Code of Ethics of Brown Advisory, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference.
	(3)	Code of Ethics of [ ] – to be filed by amendment.
	(4)	Powers of Attorney were previously filed with the Registrant’s Initial Registration on Form N-1A on May 7, 2012 and are incorporated by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant

None.

Item 30.  Indemnification

Reference is made to Article VII, Section III of the Registrant’s Declaration of Trust. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32.  Principal Underwriter

a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Kirr Marbach Partners Funds, Inc.
Advisors Series Trust	KKR Alternative Corporate Opportunities Fund
Aegis Funds	KKR Series Trust
Allied Asset Advisors Funds	Litman Gregory Funds Trust
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	LoCorr Investment Trust
Alpine Series Trust	Loeb King Trust
Appleton Funds	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Bridge Builder Trust	Matrix Advisors Value Fund, Inc.
Bridges Investment Fund, Inc.	Merger Fund
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Capital Guardian Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
ETF Series Solutions	Prospector Funds, Inc.

Evermore Funds Trust	Provident Mutual Funds, Inc.
FactorShares Trust	Purisima Funds
First American Funds, Inc.	Rainier Investment Management Mutual Funds
First American Investment Funds, Inc.	RBC Funds Trust
First American Strategy Funds, Inc.	SCS Financial Funds
Glenmede Fund, Inc.	Stone Ridge Trust
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	USFS Funds Trust
Hennessy Mutual Funds, Inc.	Wall Street Fund, Inc.
Hennessy SPARX Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wexford Trust/PA
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds
Jensen Portfolio, Inc.

(b)   The directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

c)           Not applicable.

Item 33.   Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Brown Advisory, LLC, 901 South Bond Street, Suite 400, Baltimore, Maryland 21231 (records relating to its function as investment adviser of the Brown Advisory Funds)

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent)

U.S. Bank, N.A., 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212 (records relating to its function as custodian)

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant  and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland on August 15, 2014.

Brown Advisory Funds

By:  /s/ David M. Churchill
         David M. Churchill
         President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David M. Churchill	President	August 15, 2014
David M. Churchill

/s/ Jason T. Meix	Treasurer	August 15, 2014
Jason T. Meix

Michael D. Hankin*	Trustee	August 15, 2014
Michael D. Hankin

Joseph R. Hardiman*	Trustee and Chairman of the Board	August 15, 2014
Joseph R. Hardiman

Henry H. Hopkins*	Trustee	August 15, 2014
Henry H. Hopkins

Kyle P. Legg*	Trustee	August 15, 2014
Kyle P. Legg

Thomas F. O’Neil III*	Trustee	August 15, 2014
Thomas F. O’Neil III

Neal F. Triplett*	Trustee	August 15, 2014
Neal F. Triplett

* By: /s/ Patrick W.D. Turley
       Patrick W.D. Turley
      As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated by reference.